As filed with the Securities and Exchange Commission on April 30, 2019
Securities Act File No. 333-[      ]
Investment Company Act File No. 811-07460

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-2
[X]  Registration Statement Under the Securities Act of 1933
[   ]  Pre-Effective Amendment No.
[   ]  Post-Effective Amendment No.
and/or
[X]  Registration Statement Under the Investment Company Act of 1940
[   ]  Amendment No.  [   ]

Delaware Investments® Dividend and Income Fund, Inc.
(Exact Name of Registrant as Specified In Charter)
2005 Market Street, Philadelphia, PA 19103
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 523-1918

A.G. Ciavarelli, Esq.
2005 Market Street
Philadelphia, PA 19103
(Name and Address of Agent for Service)

Copies of Communications to:
Kenneth Greenberg, Esq.
Taylor Brody, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:  From time to time after the effective date of this Registration Statement.
If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  [X]
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It is proposed that this filing will become effective (check appropriate box)
[X]  when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(2)	Amount of Registration Fee
Common Shares, $0.01 par value per share			$82,600,000	$10,283.70
Rights to Purchase Common Shares (3)
Total			$82,600,000	$10,283.70

(1)	There is being registered hereunder an indeterminate principal amount of Common Shares as may be sold, from time to time, including rights to purchase Common Shares.
(2)
Estimated pursuant to Rule 457(o) solely for the purpose of determining the registration fee.  The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

(3)
No separate consideration will be received by the Registrant.  Any shares issued pursuant to an offering of rights to purchase Common Shares, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
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THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  DELAWARE INVESTMENTS® DIVIDEND AND INCOME FUND, INC. MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.
SUBJECT TO COMPLETION, DATED APRIL 30, 2019
PRELIMINARY BASE PROSPECTUS
$82,600,000
DELAWARE INVESTMENTS® DIVIDEND
AND INCOME FUND, INC.
Common Shares
Rights to Purchase Common Shares

The Fund.  Delaware Investments® Dividend and Income Fund, Inc. (the “Fund”) is a diversified closed-end management investment company.  The Fund’s primary investment objective is to seek high current income; capital appreciation is a secondary objective.  There is no assurance that the Fund will achieve its investment objectives.
Fund Strategies.  The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 65% of its total assets in income-generating equity securities, including dividend-paying common stocks, convertible securities, preferred stocks, and other equity-related securities, which may include up to 25% in real estate investment trusts (“REITs”) and real estate industry operating companies.  Up to 35% of the Fund’s total assets may be invested in nonconvertible debt securities consisting primarily of high yield, high-risk corporate bonds.  In addition, the Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund.
We may offer, from time to time, in one or more offerings, common stock, $0.01 par value (“Common Shares”), or subscription rights to purchase Common Shares.  Common Shares may be offered at prices and on terms to be set forth in one or more supplements to this Prospectus (each, a “Prospectus Supplement”).  You should read this Prospectus and the applicable Prospectus Supplement carefully before you invest in Common Shares.
Common Shares may be offered directly to one or more purchasers, including existing shareholders in a rights offering, through agents designated from time to time by us, or to or through underwriters or dealers.  The Prospectus Supplement relating to the offering will identify any agents or underwriters involved in the sale of Common Shares, and will set forth any applicable purchase price, fee, commission or discount arrangement between us and our agents or underwriters, or among our underwriters, or the basis upon which such amount may be calculated.  The Prospectus Supplement relating to any offering of rights will set forth the number of Common Shares issuable upon the exercise of each right (or number of rights) and the other terms of such rights offering.  We may not sell any of Common Shares through agents, underwriters or dealers without delivery of a Prospectus Supplement describing the method and terms of the particular offering of Common Shares.
Common Shares are listed on the New York Stock Exchange under the trading or “ticker” symbol “DDF.”  The last reported sale price of our Common Shares, as reported by the New York Stock Exchange (NYSE) on March 31, 2019 was $12.97 per Common Share.  The net asset value of our
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Common Shares at the close of business on March 31, 2019 was $11.11 per Common Share. Rights issued by the Fund may also be listed on a securities exchange.
Investing in the Fund’s Common Shares involves certain risks and special considerations.  The debt securities in which the Fund may invest may be high yield, high-risk securities which are rated below investment grade or are unrated and are considered speculative and subject to certain risks that generally will be greater than those of higher rated securities.  In addition, certain income-generating equity securities in which the Fund may invest may be rated below investment grade and generally will have characteristics similar to those of lower rated debt securities.  You could lose some or all of your investment.  See “Risks” beginning on page [  ] of this Prospectus.  Certain of these risks are also summarized in “Prospectus Summary—Special Risk Considerations” beginning on page [   ] of this Prospectus.
Shares of closed-end investment companies frequently trade at a discount to their net asset value.  The Fund’s Common Shares have traded at a discount to net asset value, including during recent periods.  If the Fund’s Common Shares trade at a discount to its net asset value, the risk of loss may increase for purchasers in a public offering.  See “Risks—Net Asset Value Discount Risk.”
Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.
This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing, and should be retained for future reference.  A Statement of Additional Information (“SAI”), dated [      ], 2019, as amended or supplemented through the effective date of this prospectus, containing additional information about the Fund, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus.  You can review the table of contents of the SAI on page [  ] of this  Prospectus.  You may request a free copy of the SAI, the annual and semi-annual reports to shareholders, request other information about the Fund, and make shareholder inquiries by calling (866) 437-0252 (toll free) or by writing to the Fund, or from the Fund’s website (delawarefunds.com/closed-end/literature).  The information contained in, or that can be accessed through, the Fund’s website is not a part of this Prospectus.  You may also obtain a copy of the SAI (and other information regarding the Fund) from the SEC’s website (www.sec.gov).
Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Delaware Management Company is the Fund’s investment manager (the “Manager”).  As of March 31, 2019, the Manager and its affiliates within Macquarie Management Holdings, Inc. (“MMHI”) were managing in the aggregate $167.9 billion in assets in various institutional or separately managed, investment company, and insurance accounts.  The address of the Fund is 2005 Market Street, Philadelphia, Pennsylvania 19103-7094 and its telephone number is (866) 437-0252.
The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund.  There are special risks and costs associated with leveraging. See “Special Leverage Considerations and Risks” and “Description of Shares.”
The date of this Prospectus is [         ], 2019
______________________
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TABLE OF CONTENTS

PROSPECTUS SUMMARY	6
SUMMARY OF FUND EXPENSES	16
FINANCIAL HIGHLIGHTS	18
PLAN OF DISTRIBUTION	20
THE FUND	22
USE OF PROCEEDS	22
DESCRIPTION OF SHARES	22
INVESTMENT OBJECTIVES AND STRATEGIES	27
PORTFOLIO COMPOSITION AND OTHER INFORMATION	29
SPECIAL LEVERAGE CONSIDERATIONS AND RISKS	37
RISKS	40
MANAGEMENT OF THE FUND	46
DIVIDENDS AND DISTRIBUTIONS	52
AUTOMATIC DIVIDEND REINVESTMENT PLAN	54
RIGHTS OFFERINGS	55
TAXATION	56
ANNUAL TENDER OFFER MEASUREMENT PERIOD AND REPURCHASES OF SHARES	58
LEGAL MATTERS	61
REPORTS TO SHAREHOLDERS	61
INDEPENDENT AUDITORS	61
LEGAL PROCEEDINGS	61
FURTHER INFORMATION	61
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION	61

You should rely only on the information contained or incorporated by reference in this Prospectus.  The Fund has not authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it.  The Fund is not making an offer of these securities in any jurisdiction where the offer is not permitted.  You should not assume that the information contained in this Prospectus is accurate as of any date other than the date on the front of this Prospectus.  The Fund’s business, financial condition and prospects may have changed since that date.
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PROSPECTUS SUMMARY
This is only a summary of certain information contained in this Prospectus relating to Delaware Investments® Dividend and Income Fund, Inc.  This summary may not contain all of the information that you should consider before investing in the Fund’s Common Shares.  You should review the more detailed information contained in this Prospectus and in any related Prospectus Supplement and in the SAI prior to making an investment in the Fund, especially the information set forth under the heading “Risks.”
The Fund
Delaware Investments® Dividend and Income Fund, Inc. (the “Fund”) is a diversified, closed-end management investment company.  See “The Fund” for more information.

The Fund’s Common Shares are listed for trading on the NYSE under the trading or “ticker” symbol “DDF.” As of March 31, 2019, the net assets of the Fund were  $85,380,380, the total assets of the Fund were $120,881,298 and the Fund had outstanding 7,688,158.16 Common Shares.  The last reported sale price of the Fund’s Common Shares, as reported by the NYSE on March 31, 2019 was $12.97 per Common Share.  The net asset value (“NAV”) of the Fund’s Common Shares at the close of business on March 31, 2019 was $11.11 per Common Share. See “Description of Shares.”  Rights issued by the Fund may also be listed on a securities exchange.

Offering
We may offer, from time to time, in one or more offerings, up to $82,600,000 of Common Shares on terms to be determined at the time of the offering.  We may also offer subscription rights to purchase Common Shares.  Common Shares may be offered at prices and on terms to be set forth in one or more Prospectus Supplements.  You should read this Prospectus and the applicable Prospectus Supplement carefully before you invest in Common Shares.  Common Shares may be offered directly to one or more purchasers, through agents designated from time to time by us, or to or through underwriters or dealers.  The offering price per Common Share will not be less than the NAV per Common Share at the time we make the offering, exclusive of any underwriting commissions or discounts, provided that rights offerings that meet certain conditions may be offered at a price below the then current NAV.  See “Rights Offerings.”  The Prospectus Supplement relating to the offering will identify any agents, underwriters or dealers involved in the sale of Common Shares, and will set forth any applicable purchase price, fee, commission or discount arrangement between us and our agents or underwriters, or among our underwriters, or the basis upon which such amount may be calculated.  See “Plan of Distribution.”  The Prospectus Supplement relating to any offering of rights will set forth the number of Common Shares issuable upon the exercise of each right (or number of rights) and the other terms of such rights offering.  We may not sell any Common Shares through agents, underwriters or dealers without delivery of a Prospectus Supplement describing the method and terms of the particular

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offering of Common Shares.

Use of Proceeds
We intend to use the net proceeds from any offering primarily to invest in accordance with our investment objectives and policies as appropriate investment opportunities are identified, which is expected to be substantially completed within approximately one month from the conclusion of the offering; however, the identification of appropriate investment opportunities pursuant to the Fund’s investment style or changes in market conditions could result in the Fund’s anticipated investment period extending to as long as three months.  See “Use of Proceeds.”

Investment Objectives
The Fund’s primary investment objective is high current income; capital appreciation is a secondary objective.  There is no  assurance that the Fund will achieve its investment objectives. See “Investment Objectives and Strategies” and “Risks.”  The Fund’s investment objective is nonfundamental.  This means that the Fund’s board of directors (the “Board” or “Board of Directors”) may change the objective without obtaining shareholder approval.  If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

Investment Strategies
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 65% of its total assets in income-generating equity securities, including dividend-paying common stocks, convertible securities, preferred stocks, and other equity-related securities, which may include up to 25% in real estate investment trusts (REITs) and real estate industry operating companies.  Up to 35% of the Fund’s total assets may be invested in nonconvertible debt securities consisting primarily of high yield, high-risk corporate bonds. In addition, the Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund.

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund’s strategies will be successful in achieving the Fund’s investment objectives.  See “Investment Objectives and Strategies” and “Risks.”

Investment Restrictions
The Fund has certain investment restrictions that may not be changed without approval by a majority of the Fund’s outstanding voting securities. These restrictions concern senior securities, borrowing, lending, and other matters.  See “Investment Restrictions” in the SAI.

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Portfolio Management Strategies
In selecting investments for the Fund’s portfolio, Delaware Management Company (the “Manager”) employs a yield-oriented and value driven approach.  The Manager analyzes economic and market conditions, and assesses the income and potential for appreciation that can be achieved from the equity investments being considered.  The Manager will then apply fundamental analysis to identify the equity securities that it believes can best help the Fund meet its investment objectives.  The industry sector weightings in the income-generating equity securities portion of the Fund’s portfolio will be determined based on the Manager’s investment research efforts.  The Fund defines income-generating equity securities as dividend-paying common stocks, convertible securities, preferred stocks and other equity related securities.

With respect to the debt securities component of the Fund’s investment portfolio, securities will be screened by the Manager and in-depth credit research will then be conducted to arrive at a core group of securities presenting, in the Manager’s opinion, the potential for investment returns consistent with the Fund’s objectives.

The Manager intends to shift investments between income-generat-ing equity securities and debt securities within the percentage guidelines reflected above while tracking the yield differential between the two sectors.
See “Investment Objectives and Strategies” for more information.

Investment Manager
The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust).  The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Fund, subject to the supervision and direction of the Board.  The Manager also provides investment management services to all of the other Delaware Funds® by Macquarie.  As of March 31, 2019, the Manager and its affiliates within MMHI were managing in the aggregate $167.9 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Under the Investment Management Agreement, the Fund pays the Manager, an annual fee of 0.55%, calculated daily and paid monthly, of the adjusted average daily net assets of the Fund.  For purposes of the calculation of investment management fees, adjusted average daily net assets exclude the line of credit liability.  See “Management of the Fund—Investment Manager.”

Annual Tender Offer Conditions and Repurchases of Shares
Shares of common stock of closed-end investment companies fre-quently trade at a discount from NAV but may trade at a premium.  The Fund cannot predict whether its shares will trade at, below, or above NAV.  In recognition of the possibility that

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the Fund’s shares may trade at a discount to NAV, the Board has determined that annual tender offers and periodic open market repurchases for the shares of Com-mon Shares may help reduce any market discount from NAV that may develop.  In this connection, the Board has committed to conduct a tender offer for shares on an annual basis subject to certain conditions.  A tender offer will be conducted during the second quarter of each calendar year unless, during the period of 12 calendar weeks prior to a date in the second quarter designated by the Board no later than the end of the first calendar quarter, shares of the Fund’s Common Shares have traded, on the principal securities exchanges where listed, at an average discount from NAV of less than 10% or at an average premium, determined on the basis of the discount or pre-mium, as the case may be, as of the last trading day in each week during such 12 week period.  In addition, the Board will consider from time to time more frequent tender offers for and/or open market repurchases of shares of the Fund’s Common Shares.  There are certain risks associated with tender offers and repurchases.  See “Annual Tender Offer Measurement Period and Repurchases of Shares.”

Pursuant to an open market share repurchase program, the Fund may purchase up to 10% of the Fund’s shares, from time to time, in open-market transactions, at the discretion of management. The share repurchase program commenced on August 1, 2017 and has no stated expiration date.

The open-market share repurchase program is intended to benefit shareholders by enabling the Fund to acquire its own shares at a discount to NAV, thereby increasing the proportionate interest of remaining shareholders.  It is also hoped that the implementation of the open-market share repurchase program will help bring the market price of the Fund’s shares closer to their true NAV; however, the success of the program cannot be guaranteed.  There can be no certainty regarding the impact of share repurchases on the sustainability or size of a discount. The Fund does not anticipate repurchasing shares when it is trading at a premium.  See “Annual Tender Offer Measurement Period and Repurchases of Shares.”

Dividends and Distributions
The Fund, acting pursuant to a SEC exemptive order and with the approval of the Board, has adopted a managed distribution policy (the “Plan”).  Effective as of March 29, 2018, the Fund makes monthly distributions to common shareholders at a targeted annual distribution rate of 10% of the Fund’s average NAV per share.  The Fund will calculate the average NAV per share from the previous three full months immediately prior to the distribution based on the number of business days in those three months on which the NAV is calculated.  The distribution will be calculated as 10% of the prior three months’ average NAV per share, divided by 12.  This distribution methodology is intended

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to provide shareholders with a consistent, but not guaranteed, income stream and a targeted annual distribution rate and is intended to narrow any discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the policy will be successful in doing so.

Under the Plan, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains.  The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital.  The Fund will generally distribute amounts necessary to satisfy the terms of the Fund’s Plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code, as amended (the “Code”).  Each monthly distribution to shareholders is expected to be at the fixed percentage described above, except for extraordinary distributions and potential distribution rate increases or decreases to enable the Fund to comply with the distribution requirements imposed by the Code.

The Board may amend, suspend, or terminate the Fund’s Plan at any time without prior notice if it deems such action to be in the best interest of the Fund or its shareholders.  The methodology for determining monthly distributions under the Plan will be reviewed at least annually by the Fund’s Board, and the Fund will continue to evaluate its distribution in light of ongoing market conditions.  The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above NAV) or widening an existing trading discount.  The Fund is subject to risks that could have an adverse impact on its ability to maintain distributions under the Plan.  Examples of potential risks include, but are not limited to, economic downturns impacting the markets, increased market volatility, portfolio companies suspending or decreasing corporate dividend distributions, and changes in the Code.

Shareholders should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions or from the terms of the Plan. See “Dividends and Distributions” and “Taxation.”

Automatic Dividend Reinvestment Plan
The Fund offers an automatic dividend reinvestment program (“Automatic Dividend Reinvestment Plan”).  Shareholders who have shares registered in their own names are automatically considered participants in the Automatic Dividend Reinvestment Plan, unless they elect to withdraw from the Automatic Dividend Reinvestment Plan and receive cash.  Shareholders who hold their shares through a bank, broker, or other nominee should request the bank, broker, or nominee to participate in the Automatic Dividend Reinvestment Plan on their behalf.

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Under the Automatic Dividend Reinvestment Plan, distributions will automatically be reinvested to purchase outstanding shares of the Fund’s common stock for such participant.  See “Automatic Dividend Reinvestment Plan.”

Listing	Common Shares are listed on the New York Stock Exchange under the trading or “ticker” symbol “DDF.”

Conversion to Open-End Fund
The Fund could be converted to an open-end investment company by the approval of 66-2/3% of the Fund’s Directors, includ-ing a majority of the disinterested Directors, and the affirmative vote of 66-2/3% of the outstanding shares of capital stock of the Fund (including any preferred stock) and the affirmative vote of 66-2/3% of the outstanding shares of any preferred stock, voting as a separate class.  If the Fund converts to an open-end investment company, it will be required to redeem any preferred stock or short-term debt securities that are outstanding.  See “Description of Shares—Con-version to Open-End Fund.”

Administrator	The Fund accountant and financial administrator is The Bank of New York Mellon, whose principal address is 240 Greenwich Street, New York, NY 10286-0001. See “Management of the Fund—Administrator.”

Administrator Oversight Provider
Delaware Investments Fund Services Company (DIFSC), an affiliate of the Manager, provides fund accounting and financial administration oversight services (the “Administrator Oversight Provider”).  See “Management of the Fund—Administrator Oversight Provider.”

Custodian	The custodian for the Fund is The Bank of New York Mellon, whose principal address is 240 Greenwich Street, New York, NY 10286-0001. See “Custodian.”

Transfer Agent and Registrar	The transfer agent and registrar for the Fund is Computershare, Inc., whose principal address is 480 Washington Boulevard, Jersey City, New Jersey 07310. See “Transfer Agent and Registrar.”

Special Leverage Considerations and Risks
General Considerations.  Leveraging techniques, such as issuing preferred stock, borrowing or issuing short-term debt securities (collectively “Senior Securities”) will pose certain risks for holders of Common Shares, including the possibility of higher volatility of both the NAV and market value of the Common Shares.  There can be no assurance that the Fund will be able to realize a higher net return on its investment portfolio than the then current dividend interest rate on any Senior Securities.  In such event, the Fund leveraged capital structure would result in a lower yield to the holders of Common Shares than if the Fund were not leveraged.  Dividends or interest paid to holders of

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Senior Securities will reduce the net investment income of the Fund available for distribution to holders of Common Shares.  Moreover, any decline in the value of the Fund’s assets will be borne entirely by holders of Common Shares in the form of reductions in the Fund’s NAV, and any requirement that the Fund sell assets at a loss in order to redeem or repay any Senior Securities or for other reasons would make it more difficult for the NAV to recover.  Accordingly, the effect of leverage in a declining market is likely to be a greater decline in the NAV of Common Shares than if the Fund were not lever-aged, which may be reflected in a greater decline in the market price of the Common Shares.  The leveraging of the Common Shares would be eliminated during any period that Senior Securities are not outstanding.

If the Fund leverages through issuing Senior Securities, such Senior Securities will be subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing their issuance, including asset coverage requirements and restric-tions on the declaration of dividends and distributions to holders of Common Shares or purchases of Common Shares in the event such asset coverage requirements are not met.

The Fund expects to seek to have a nationally recognized statistical rating organization (“NRSRO”) rate any preferred stock or short-term debt securities which it issues, although obtaining such a rating will not eliminate the risks associated with the Fund’s use of leverage.  While the Fund believes that such ratings will enhance the marketability of and lower the dividend requirements on such preferred stock or interest requirements on such short-term debt securities, the Fund also expects that, as a condition to obtaining such ratings, the terms of any preferred stock or short-term debt securities issued will be required to include asset coverage maintenance provisions that may be more stringent than those imposed by the 1940 Act.  The requirements of the 1940 Act, any rating agency or the applicable provisions of the documents establishing the terms of such Senior Securities may limit the Fund’s ability to make dividend or distribution payments to holders of its Common Shares for so long as any dividend or interest pay-ments are in arrears or in default, may limit the Fund’s ability to take advantage of certain investments which might otherwise be available to it, may require the Fund to invest a greater portion of its assets in more highly rated, potentially lower yielding securities than it might otherwise do, and may require the Fund to sell a portion of the assets when it might otherwise be disadvantageous to do so.  In the event that the Fund is required to restructure its portfolio by selling assets in order to satisfy the requirements set forth above, such sales of assets would cause the Fund to incur related transaction costs, could result in capital losses to the Fund, could impair the Fund’s ability to qualify as a regulated investment company and have

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other adverse tax consequences. See “Special Leverage Considerations and Risks” and “Taxation.”

Preferred Stock.  If the Fund leverages through the issuance of  preferred stock, the holders of preferred stock will be entitled to receive dividends on a cumulative basis before any dividend may be paid to holders of Common Shares.  Dividends paid to holders of preferred stock will reduce the net investment income of the Fund available for distribution to holders of Common Shares.  In addition, under the 1940 Act, no dividends or distributions on the Common Shares (except in shares of Common Shares) may be declared or repurchases of Common Shares may be made unless, after giving effect to such dividend, distribution or repurchase, the value of the Fund’s total assets, less all liabilities and indebtedness not represented by Senior Securities, as defined in the 1940 Act, exceeds 200% of the aggregate amount of Senior Securities representing indebtedness plus the aggregate liquidation value of any outstanding preferred stock.  See “Dividends and Distributions” and “Annual Tender Offer Measurement Period and Repurchases of Shares.”  Upon liquidation of the Fund, the holders of shares of preferred stock, if any is outstanding, will be entitled to receive liquidating distributions (expected to equal the original purchase price per share of preferred stock plus any accumulated and unpaid dividends thereon) before any distribution may be made to holders of Common Shares.  See “Description of Shares—Preferred Stock—Liquidation Preference.”

Holders of preferred stock, if any, voting as a separate class, will be entitled to elect two of the Fund’s Directors, and holders of Common Shares and preferred stock, voting together as a single class, will be entitled to elect the remaining Directors.  If at any time dividends on the Fund’s preferred stock were to be in arrears in an amount equal to two full years of dividend payments, the holders of all outstanding shares of preferred stock, voting as a separate class, would be entitled to elect a majority of the Fund’s Directors.  The holders of any preferred stock will also vote separately on certain other matters as required under the Fund’s Articles of Incorporation, the 1940 Act and Maryland law, but otherwise will have equal voting rights with holders of Common Shares (one vote per share) and will vote together with holders of Common Shares as a single class. See “Special Leverage Considerations and Risks” and “Description of Shares—Preferred Stock—Voting Rights.”

Borrowing and Short-Term Debt Securities.  Immediately after any borrowing or issuance of any short-term debt securities, the value of the Fund’s total assets less all liabilities and indebtedness of the Fund not represented by Senior Securities, as defined in the 1940 Act, must at least be equal, immediately after the issuance of Senior Securities consisting of debt to 300% of the aggregate

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principal amount of all outstanding Senior Securities of the Fund which are debt.  The 1940 Act also requires that the terms of any such Senior Securities consisting of debt include certain other provisions, including the grant of voting rights under certain circumstances. See “Special Leverage Considerations and Risks.”

Special Risk Considerations
Net Asset Value Discount Risk.  The Fund is a closed-end investment company, and its shares are not redeemable at the option of the shareholders.  Common Shares of the Fund have in the past traded at a discount from their NAVs and initial offering price.  The Fund cannot predict whether its shares will trade at, above or below NAV.  If Common Shares of the Fund are sold, the price received may be more or less than the original investment.  This risk may be greater for investors who sell their shares relatively shortly after completion of the offering.  The Common Shares of the Fund are designed for long-term investors and should not be considered as a vehicle for trading purposes.  See “Risks—Net Asset Value Discount Risk.”

The Fund may repurchase its Common Shares in the open market or engage in tender offers for its Common Shares at NAV in order to attempt to reduce or eliminate a market value discount.  The ability of the Fund to make repurchases or tender offers, however, may be limited by certain asset coverage requirements of the 1940 Act, and any additional asset coverage requirements which may be imposed by a rating agency in connection with any rating of Senior Securities.  See “Special Leverage Considerations and Risks” and “Annual Tender Offers Measurement Period and Repurchases of Shares.”

High Yield, High-Risk Debt Securities.  At any time, up to 35% of the Fund’s total assets may be invested in high yield, high-risk debt securities that are rated below investment grade or which are unrated but are of comparable quality as determined by the Manager.  Debt securities rated below investment grade are those rated “Ba” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or “BB” or lower by Standard & Poor’s Financial Service LLC (“S&P”) or have similar ratings by other comparable NRSROs.  Such securities are considered by those orga-nizations to be subject to greater risk of loss of principal and interest than higher rated securities and are considered to be speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  In addition, lower rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.  Accordingly, these types of fac-tors could, in certain instances, reduce the value and liquidity of securities held by the Fund with a commensurate effect on the value of the Fund’s shares.

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The market values of debt securities rated below investment grade and comparable unrated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obliga-tions during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by such issuers is significantly greater than with investment grade securities because such securities frequently are subordinated to the prior payment of senior indebtedness.  See “Investment Objectives and Strategies— Investment Strategy” and “Risks.”

Lower Rated Convertible Securities and Preferred Stock.  The Fund may invest in convertible securities and preferred stock rated below investment grade or which are unrated but are of comparable quality as determined by the Manager.  The Fund includes the securities in its income-generating equity securities category as they are in addition to the high yield, high-risk debt securities discussed above.  Such securities are judged to have speculative elements and may be subject to greater risks with respect to timely repayment of principal and timely payment of interest and dividends.  See “Investment Objectives and Strategies—Investment Strategy” and “Risks.”  See also “Risks—High Yield, High-Risk Debt Securities” in this Summary.

Securities Lending.  The Fund may lend portfolio securities to  creditworthy institutions; the principal risk to which the Fund would be exposed is the risk that the borrower would fail financially at a time when the value of the security increases.  In addition, should the borrower become insolvent, the Fund could be faced with loss of rights in the collateral.  The Fund will require borrowers to deliver collateral to the Fund before lending securities.  See “Portfolio Composition and Other Information” and “Risks.”

REITs.  The Fund may invest up to 25% of its net assets in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loan or interests.  Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural

15

disasters; limitations on and variations in rents; and changes in interest rates.

Illiquid Investments.  The Fund may invest up to 10% of its total assets in illiquid investments, which include securities with contractual restrictions on resale, repurchase agreements maturing in greater than seven days, and other securities which may not be readily marketable.  The relative illiquidity of some of the Fund’s portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.  See “Portfolio Composition and Other Information” and “Risks.”

Other Investment Practices.  The Fund may employ various, additional investment strategies, such as using futures, options, swaps forward foreign currency contracts, entering into repurchase agreements, and purchasing securities on a when-issued or delayed delivery basis, that entail certain special considerations.  For further discussion of these practices and the associated risks and special considerations, see “Portfolio Composition and Other Information,” “Risks” and “Taxation.”

SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)	none
Dividend Reinvestment and Cash Purchase Plan Fees	none
Annual Expenses (as a percentage of net assets attributable to Common Shares)
Management Fee	0.80%
Interest Payments on Borrowed Funds	1.23%
Other Expenses (estimated)	0.45%
Total Annual Expenses (estimated)	2.48%
The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.  For additional information with respect to the expenses identified in the table above, see “Management of the Fund.”
Example
The following example illustrates the expenses that an investor would pay on a $1,000 investment, assuming (1) that the percentage amounts listed in the table above under Summary of Fund Expenses remain the same in the years shown; (2) a 5% annual return; and (3) reinvestment of all dividends and distributions at NAV:
1 year	3 years	5 years	10 years
$[____]	$[____]	$[____]	$[____]
The above table and example are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Shares of the Fund.  The “Example” as well as the information set forth in the table above should not be considered a
16

representation of the future expenses of the Fund, and the actual expenses may be greater or less than those shown.  Moreover, while the example assumes a 5% annual return, the Fund’s performance will vary and may result in a return greater or less than 5%.  In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s Automatic Dividend Reinvestment Program will receive shares purchased by the Program Agent at the market price in effect at that time which may be at, above or below NAV.  For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund.”
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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance.  Information is shown for the Fund’s last ten fiscal years.  Certain information reflects financial results for a single Fund Share.  The information for the fiscal years ended November 30, 2018, 2017, 2016, 2015, and 2014 have been audited by [   ], independent registered public accounting firm for the Fund, whose reports thereon were unqualified.  The report of [    ] is included in the Fund’s November 30, 2018 Annual Report, and is incorporated by reference into the SAI.  The Fund’s financial statements are included in the Fund’s Annual Report and are incorporated by reference into the SAI.

			Year

	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
Per Common Share operating performance (for a Common Share outstanding throughout) the period)
Net asset value, beginning of period Income (loss) from investment operations:	$ 12.09	$ 10.96	$ 10.20	$ 11.14	$ 10.37
Net investment income[1]	0.28	0.34	0.38	0.44	0.44
Net realized and unrealized gain (loss)	0.01	1.27	0.97	(0.75)	0.96
Total from investment operations	0.29	1.61	1.35	(0.31)	1.40
Less dividends and distributions from:
Net investment income	(0.95)	(0.48)	(0.59)	(0.63)	(0.63)
Net realized gain	(0.34)	—	—	—	—
Total dividends and distributions	(1.29)	(0.48)	(0.59)	(0.63)	(0.63)
Net asset value, end of period	$ 11.09	$ 12.09	$ 10.96	$ 10.20	$ 11.14
Market value, end of period	$ 12.42	$ 10.85	$ 9.70	$ 9.00	$ 10.05
Total return based on2:
Net asset value	2.55%	15.49%	14.50%	(2.26%)	14.51%
Market value	27.97%	17.11%	14.85%	(4.41%)	13.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 85,244	$ 92,916	$ 88,664	$ 86,919	$ 99,889
Ratio of expenses to average net assets[3,4,5]	2.48%	2.09%	1.95%	1.71%	1.55%
Ratio of net investment income to average net assets[6]	2.37%	2.94%	3.68%	4.03%	4.06%
Portfolio turnover	29%	36%	47%	43%	48%
Leverage analysis:
Debt outstanding at end of period at par
(000 omitted)	$ 40,000	$ 40,000	$ 40,000	$ 38,000	$ 40,000
Asset coverage per $1,000 of debt outstanding at end of period	$ 3,131	$ 3,323	$ 3,217	$ 3,287	$ 3,497
1  The average shares outstanding  method has been applied for per share information.
2  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the
18

Fund’s dividend reinvestment plan. Generally, total investment return based on NAV will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the NAV from the beginning to the end of such periods. Conversely, total investment return based on NAV will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the NAV from the beginning to the end of such periods.
3  The ratio of interest expense to adjusted average net assets (excluding debt outstanding) for the years ended Nov. 30, 2018, 2017, 2016, 2015, and 2014 were 0.85%, 0.58%, 0.41%, 0.32%, and 0.26%, respectively.
4  The ratio of interest expense to average net assets for the years ended Nov. 30, 2018, 2017, 2016, 2015, and 2014 were 1.23%,  0.84%, 0.59%, 0.45%, and 0.35%, respectively.
5  The ratio of expenses before interest expense to adjusted average net assets (excluding debt outstanding) for the years ended Nov. 30, 2018, 2017, 2016, 2015, and 2014 were 0.86%, 0.87%, 0.95%, 0.89%, and 0.90%, respectively.
6  The ratio of net investment income to adjusted average net assets (excluding debt outstanding)  for the years ended Nov. 30, 2018, 2017, 2016, 2015, and 2014 were 1.64%, 2.05%, 2.56%, 2.85%, and 3.05%, respectively.

			Year Ended
	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
Per Common Share operating performance (for a Common Share outstanding throughout the period)
Net asset value, beginning of period	$8.660	$7.670	$7.680	$7.040	$5.220
Income (loss) from investment operations:
Net investment income[1]	0.437	0.439	0.432	0.423	0.413
Net realized and unrealized gain (loss)	1.903	1.226	0.248	0.907	2.120
Total from investment operations	2.340	1.665	0.680	1.330	2.533
Less dividends and distributions from:
Net investment income	(0.630)	(0.581)	(0.690)	(0.690)	(0.410)
Return of capital	—	(0.094)	—	—	(0.303)
Total dividends and distributions	(0.630)	(0.675)	(0.690)	(0.690)	(0.713)
Net asset value, end of period	$10.370	$8.660	$7.670	$7.680	$7.040
Market value, end of period	$9.410	$7.920	$6.890	$7.560	$6.600
Total return based on:[2]
Net asset value	28.51%	22.88%	9.30%	19.61%	53.26%
Market value	27.51%	25.10%	(0.26%)	25.59%	86.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,875	$81,723	$72,386	$72,470	$66,421
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			Year Ended
	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
Ratio of expenses to average net assets[3,4]	1.43%	1.60%	1.51%	1.65%	1.83%
Ratio of net investment income to average net assets[5]	4.51%	5.26%	5.35%	5.75%	7.06%
Portfolio turnover	45%	39%	45%	62%	65%
Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$28,225	$28,225	$20,225	$20,225	$20,225
Asset coverage per $1,000 of debt outstanding at end of period	$4,468	$3,895	$4,579	$4,583	$4,284

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund’ s dividend reinvestment plan.  Generally, total investment return based on NAV will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the NAV from the beginning to the end of such periods.  Conversely, total investment return based on NAV will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the NAV from the beginning to the end of such periods.
3 The ratio of expenses, before interest expense, to adjusted average net assets (excluding debt outstanding) for the years ended Nov. 30, 2013, 2012, 2011, 2010 and 2009 were 0.84%, 0.85%, 0.91%, 0.95% and 1.05%, respectively.
4 The ratio of interest expense to adjusted average net assets (excluding debt outstanding) for the years ending Nov. 30, 2013, 2012, 2011, 2010 and 2009 were 0.26%, 0.36%, 0.28%, 0.33% and 0.30%, respectively.
5 The ratio of net investment income to adjusted average net assets for the years ended Nov. 30, 2013, 2012, 2011, 2010 and 2009 were 3.44%, 3.97%, 4.23%, 4.45% and 5.21%, respectively.

PLAN OF DISTRIBUTION
We may sell Common Shares, including to existing shareholders in a rights offering, through underwriters or dealers, directly to one or more purchasers (including existing shareholders in a rights offering), through agents, to or through underwriters or dealers, or through a combination of any such methods of sale.  The applicable Prospectus Supplement will identify any underwriter, dealer, or agent involved in the offer and sale of Common Shares, any sales loads, discounts, commissions, fees or other compensation paid to any underwriter, dealer or agent, the offering price, net proceeds and use of proceeds and the terms of any sale.  In the case of a rights offering, the applicable Prospectus Supplement will set forth the number of Common Shares issuable upon the exercise of each right and the other terms of such rights offering.
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The distribution of Common Shares may be effected from time to time in one or more transactions at a fixed price or prices, which may be changed, at prevailing market prices or Fund NAV at the time of sale, at prices related to such prevailing market prices or Fund NAV, or at negotiated prices.
Sales of Common Shares may be made in transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933 (the “Securities Act”), including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange.
The Fund from time to time may issue additional Common Shares through a syndicated secondary offering.  In order to limit the impact on the market price of the Fund’s Common Shares, underwriters will market and price the offering on an expedited basis (e.g., overnight or similarly abbreviated offering period).  The Fund will launch a syndicated offering on a day, and upon terms, mutually agreed upon between the Fund and the underwriting syndicate.
We may sell Common Shares directly to, and solicit offers from, institutional investors or others who may be deemed to be underwriters as defined in the Securities Act for any resales of the securities.  In this case, no underwriters or agents would be involved.  We may use electronic media, including the Internet, to sell offered securities directly.
In connection with the sale of Common Shares, underwriters or agents may receive compensation from us in the form of discounts, concessions or commissions.  Underwriters may sell Common Shares to or through dealers, and such dealers may receive compensation in the form of discounts, concessions or commissions from the underwriters and/or commissions from the purchasers for whom they may act as agents.  Underwriters, dealers and agents that participate in the distribution of Common Shares may be deemed to be underwriters under the Securities Act, and any discounts and commissions they receive from us and any profit realized by them on the resale of Common Shares may be deemed to be underwriting discounts and commissions under the Securities Act.  Any such underwriter or agent will be identified and any such compensation received from us will be described in the applicable Prospectus Supplement.  The maximum amount of compensation to be received by any Financial Industry Regulatory Authority (“FINRA”) member or independent broker-dealer will not exceed eight percent for the sale of any securities being offered pursuant to Rule 415 under the Securities Act.  We will not pay any compensation to any underwriter or agent in the form of warrants, options, consulting or structuring fees or similar arrangements.  In connection with any rights offering to existing shareholders, we may enter into a standby underwriting arrangement with one or more underwriters pursuant to which the underwriter(s) will purchase Common Shares remaining unsubscribed after the rights offering.
If a Prospectus Supplement so indicates, we may grant the underwriters an option to purchase additional Common Shares at the public offering price, less the underwriting discounts and commissions, within 45 days from the date of the Prospectus Supplement, to cover any over-allotments.
Under agreements into which we may enter, underwriters, dealers and agents who participate in the distribution of Common Shares may be entitled to indemnification by us against certain liabilities, including liabilities under the Securities Act.  Underwriters, dealers and agents may engage in transactions with us, or perform services for us, in the ordinary course of business.
If so indicated in the applicable Prospectus Supplement, we will ourselves, or will authorize underwriters or other persons acting as our agents to solicit offers by certain institutions to purchase Common Shares from us pursuant to contracts providing for payment and delivery on a future date.  Institutions with which such contacts may be made include commercial and savings banks, insurance companies, pension funds, investment companies, educational and charitable institutions and others, but in all cases such institutions must be approved by us.  The obligation of any purchaser under any such
21

contract will be subject to the condition that the purchase of the Common Shares shall not at the time of delivery be prohibited under the laws of the jurisdiction to which such purchaser is subject.  The underwriters and such other agents will not have any responsibility in respect of the validity or performance of such contracts.  Such contracts will be subject only to those conditions set forth in the Prospectus Supplement, and the Prospectus Supplement will set forth the commission payable for solicitation of such contracts.
To the extent permitted under the 1940 Act and the rules and regulations promulgated thereunder, the underwriters may from time to time act as brokers or dealers and receive fees in connection with the execution of our portfolio transactions after the underwriters have ceased to be underwriters and, subject to certain restrictions, each may act as a broker while it is an underwriter.
A Prospectus and accompanying Prospectus Supplement in electronic form may be made available on the websites maintained by underwriters.  The underwriters may agree to allocate a number of securities for sale to their online brokerage account holders.  Such allocations of securities for Internet distributions will be made on the same basis as other allocations.  In addition, securities may be sold by the underwriters to securities dealers who resell securities to online brokerage account holders.
In order to comply with the securities laws of certain states, if applicable, Common Shares offered hereby will be sold in such jurisdictions only through registered or licensed brokers or dealers.
THE FUND
Delaware Investments® Dividend and Income Fund, Inc. (the “Fund”), which was incorporated in Maryland on February 2, 1993, is a diversified, closed-end management investment company registered under the 1940 Act.  The Fund’s principal office is located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, and its telephone number is (866) 437-0252.
USE OF PROCEEDS
The Fund will invest the net proceeds of the offering in accordance with the Fund’s investment objectives and policies as stated below.  It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in income-generating equity securities and other investments that meet its investment objectives and policies within approximately one month after the completion of the offering; however, the identification of appropriate investment opportunities pursuant to the Fund’s investment style or changes in market conditions could result in the Fund’s anticipated investment period extending to as long as three months.  Pending such investment, the Fund anticipates investing the proceeds in short-term securities issued by the U.S. government or its agencies or instrumentalities or in high quality, short-term or long-term debt obligations or money market instruments. See “Investment Objectives and Strategies.”
DESCRIPTION OF SHARES
The Fund, which was incorporated in Maryland on February 2, 1993, is authorized to issue 500,000,000 shares of capital stock, par value $0.01 per share, all of which shares are currently classified as Common Shares.  The Board is authorized, however, to classify or reclassify any unissued shares of capital stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption.  In the event that the Board determines to leverage the Fund’s Common Shares through the issuance of preferred stock, the Fund would reclassify an amount of unissued Common Shares as preferred stock and at that time offer
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shares of preferred stock representing up to 25% of the Fund’s total assets immediately after the issuance of such preferred stock.  See “Special Leverage Considerations and Risks” and “Preferred Stock” below.
Common Shares
Common Shares, when issued and outstanding, will be fully paid and non-assessable.  All Common Shares are equal as to dividends, distributions and voting privileges and the Fund’s Common Shares have no preemptive, conversion, exchange or redemption rights.  Stockholders are entitled to a pro rata share in the net assets of the Fund available for distribution to stockholders upon liquidation of the Fund. Stockholders are entitled to one vote for each share held.
In the event that the Fund issues Senior Securities consisting of either preferred stock or short-term debt securities, certain asset coverage requirements under the 1940 Act, imposed by certain rating agencies or by the documents establishing the terms of such securities, will limit the Fund’s ability to declare dividends or distributions on its Common Shares.  See “Special Leverage Considerations and Risks.”  Further, in the event that the dividend or interest payments on such Senior Securities are in arrears or in default, the requirements of the 1940 Act, certain rating agencies or the documents establishing the terms of such securities, may also limit the Fund’s ability to declare such dividends or distributions.  The Fund intends, to the extent possible, to purchase or redeem preferred stock, if issued, from time to time to maintain compliance with the 1940 Act asset coverage requirements and any other asset coverage requirements which may be imposed in connection with any such rating.  See “Preferred Stock” below.
The Fund’s Common Shares have traded in the market below, at, and above NAV at various times since the commencement of the Fund’s operations.  However, it has recently been the case that the Fund’s Common Shares have traded at a premium to NAV.  The Fund cannot determine the reasons why the Fund’s Common Shares trade at a premium to or discount from NAV, nor can the Fund predict whether its Common Shares will trade in the future at a premium to or discount from NAV, or the level of any premium or discount.  Shares of closed-end investment companies frequently trade at a discount from NAV.  Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that the Common Shares will trade at a price equal to or higher than NAV in the future.  Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.
The Fund’s outstanding Common Shares are, and when issued, the Common Shares offered by this Prospectus will be, publicly held and listed and traded on the NYSE.  The Fund determines its NAV on a daily basis.  The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per Common Share, and the NAV per Common Share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of Common Shares traded on the NYSE during the respective quarters.
23

	NAV per Common Share on Date of Market Price(1)			NYSE Market Price per Common Share(2)			Premium/(Discount) on Date of Market Pricing(3)	Trading(4)
During Quarter Ended	High		Low	High	Low	High	Low	Volume
Feb. 28, 2017	$11.35		$10.62	$10.13	$9.41	-9.66%	-11.77%	1,040,300
May 31, 2017	11.44		10.92	10.24	9.87	-8.54%	-10.78%	1,189,700
Aug. 31, 2017	11.36		10.99	10.30	9.91	-7.67%	-10.58%	1,378,000
Nov. 30, 2017	11.76	1	11.20	10.56	10.11	-8.86%	-10.78%	1,014,100
Feb. 28, 2018	12.62		11.29	11.34	10.32	-7.79%	-10.73%	1,303,700
May 31, 2018	11.85		11.12	11.22	10.31	-2.86%	-9.40%	3,239,100
Aug. 31, 2018	11.94		11.33	12.98	11.18	9.44%	-3.04%	4,483,000
Nov. 30, 2018	12.00		10.71	13.91	11.11	17.81%	1.18%	3,404,200
Dec. 1, 2018 through Feb. 28, 2019	11.19		9.47	13.45	9.83	22.31%	3.28%	2,058,200
(1) Based on the Fund’s computations.
(2) Source: NYSE.
(3) Based on the Fund’s computations.
(4) Source: Bloomberg.

The NAV per Common Share on [the date immediately before the date of this prospectus] was $[   ] and the market price per Common Share at the close of business on [the date immediately before the date of this prospectus] was $[    ], representing a [   ]% discount from such NAV.
The Fund has 500,000,000 Common Shares authorized.  As of March 31, 2019, the Fund has outstanding 7,688,158.16 Common Shares.
Share Repurchase Program.  Under the Board-approved open-market share repurchase program which commenced on August 1, 2017,  the Fund may purchase, from time to time, up to 10% of the Fund’s Common Shares in open-market transactions, at the discretion of management.  The Fund has not repurchased any Common Shares since the inception of the share repurchase program.
Tender Offer.  Most recently, on May 18, 2017, the Fund’s  Board approved a tender offer for shares of the Fund’s Common Shares. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at price equal to 98% of the Fund’s NAV at the close of business on the NYSE on June 30, 2017, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2017, and expired on June 29, 2017.  In connection with the tender offer, the Fund purchased 404,640 shares of capital stock at a total cost of $4,548,154.  The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 19.48%) in accordance with the terms of the tender offer. In addition, the Fund has conducted a number of other tender offers previously.
Preferred Stock
It is anticipated that if the Fund’s Board determines to issue preferred stock in the future, the Fund’s shares of preferred stock will be issued in one or more series, with rights as determined by the Board, by action of the Board without the approval of the holders of Common Shares.  Under the 1940
24

Act, the Fund is permitted to have outstanding more than one series of preferred stock so long as no single series has a priority over another series as to the distribution of assets of the Fund or the payment of dividends.  Holders of Common Shares have no preemptive right to purchase any shares of preferred stock that might be issued.  It is anticipated that the NAV per share of the preferred stock, if issued, will equal its original purchase price per share plus accumulated dividends per share.
Although the terms of any preferred stock that may be issued, including its dividend rate, voting rights, liquidation preference and redemption provisions would be determined by the Board (subject to applicable law and the Fund’s Articles of Incorporation), it is likely that any preferred stock that is issued would be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term debt securities, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure.  Auction or remarketing procedures are mechanisms by which dividend payments on the subject securities are redetermined on a periodic basis.  The Board also has indicated that it is likely that the liquidation preference, voting rights and redemption provisions of any preferred stock that is issued will be as stated below.
Liquidation Preference.  In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of shares of preferred stock will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus an amount equal to accumulated and unpaid dividends, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.  After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred stock will not be entitled to any further participation in any distribution of assets by the Fund.  A consolidation or merger of the Fund with or into any other corporation or corporations or a sale of all or substantially all of the assets of the Fund will not be deemed to be a liquidation, dissolution or winding up of the Fund.
Voting Rights.  The 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two Directors at all times and, subject to the prior rights, if any, of holders of any other class of Senior Securities outstanding, to elect a majority of the Directors at any time that two full years’ dividends on any preferred stock are unpaid.  In addition to any approval by stockholders that might otherwise be required, the 1940 Act also requires the approval of the holders of a majority of any outstanding preferred stock, voting separately as a class, to (a) adopt any plan of reorganization that would adversely affect the preferred stock and (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company or changes in its fundamental investment restrictions.  See “Conversion to Open-End Fund” below concerning voting requirements for conversion of the Fund to an open-end investment company.  In addition, the Board presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of shares of any preferred stock that is issued will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act), and will vote together with holders of Common Shares as a single class.
It is presently intended that in connection with any election of the Fund’s Directors, occurring on and after issuance of any preferred stock, the holders of all outstanding shares of preferred stock, voting as a separate class, would be entitled to elect two Directors of the Fund, and the remaining Directors would be elected by holders of the Common Shares and preferred stock, voting together as a single class.  The Fund’s By-Laws provide that the size of the Board may be determined from time to time by vote of a majority of Directors then in office; provided that the Board shall consist of not less than three Directors, unless there are fewer than three stockholders, in which case, the number of Directors may be the same as the number of stockholders, but not less than one.
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The affirmative vote of the holders of a majority of the outstanding shares of preferred stock, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of shares of preferred stock so as to affect materially and adversely such preferences, rights, or powers, or increase or decrease the number of shares of preferred stock.  The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.
For a description of voting rights that may be granted to holders of Senior Securities consisting of debt, in the event such securities are issued, see “Management of the Fund—Directors and Officers.”
Redemption, Purchase and Sale of Preferred Stock by the Fund.  The terms of any preferred stock that is issued are expected to provide that such preferred stock is redeemable by the Fund in whole or in part at the original purchase price per share plus accumulated dividends per share, that the Fund may tender for or purchase shares of preferred stock and that the Fund may subsequently resell any shares so tendered for or purchased.  Any redemption or purchase of shares of preferred stock by the Fund will reduce the leverage applicable to Common Shares, while any resale of shares by the Fund will increase such leverage.  See “Special Leverage Considerations and Risks.”
The discussion above describes the present intention of the Board with respect to an offering of preferred stock if the Board elects to utilize preferred stock in order to leverage the Fund’s Common Shares.  If the Board determines to proceed with such an offering, the terms of the preferred stock may be the same as, or different from, the terms described above, subject to applicable law and the Fund’s Articles of Incorporation, as amended or supplemented.  The Board, without the approval of the holders of Common Shares, may authorize an offering of preferred stock or may determine not to authorize such an offering, and may fix the terms of the preferred stock to be offered.
Conversion to Open-End Fund
The Fund may be converted to an open-end investment company by an amendment to its Articles of Incorporation.  The Articles of Incorporation provide that such an amendment that makes the Common Shares or any other class of capital stock a “redeemable security” (as defined in the 1940 Act) would require the approval of (a) at least 66-2/3% of the Directors, including the approval by a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Fund, (b) at least 66-2/3% of all voting securities of the Fund (which includes Common Shares and preferred stock together) and (c) at least 66-2/3% of all voting securities of any preferred stock, if any, of the Fund, voting as a separate class.  If approved in the foregoing manner, conversion of the Fund could not occur until the later of (i) 90 days after the approval of such conversion or (ii) the next July 1 or January 1 (whichever is next to occur) following the date of the approval of such conversion by the Fund’s stockholders and also would require at least 30 days’ prior notice to all stockholders.  The Board will consider a number of factors in determining whether to propose such a conversion, including the effect of such an action on the Fund’s status as a regulated investment company under the Code, and the ability of the Fund to operate in accordance with its investment policies (such as its authority to invest in illiquid investments) which may be impaired as a result.  Conversion of the Fund to an open-end investment company would require the redemption of all outstanding preferred stock and short-term debt securities, which would eliminate the leveraged capital structure of the Fund with respect to the Common Shares.  In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or national market system.  Stockholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their NAV, less such redemption charge, if any, as might be in effect at the time of a redemption.  If converted to an open-end fund, the Fund would expect to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities.  If such
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partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at NAV plus a sales load.  Following any such conversion, it also is possible that it would be necessary to modify certain of the Fund’s investment policies and strategies to assure sufficient portfolio liquidity and to comply with various state law restrictions not currently applicable to the Fund.  In addition, such state securities laws may require registration of the Fund’s shares, as a result of the change to an open-end fund, which may involve significant registration expenses.
Listing
The Fund’s shares are listed on the NYSE. Shares of closed-end investment companies frequently trade at a discount to NAV, but in some cases trade at NAV or a premium.  Because the market price of the Fund’s shares will be determined by factors eluding trading volume, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether its shares will trade at, below or above their NAV.  The Fund is authorized to tender for or repurchase its shares and may do so when such shares are trading at a discount from NAV.  The Fund’s shares do not have any right of redemption.  See “Annual Tender Offers Conditions and Repurchases of Shares.”
Authorized Shares
The following tables provides the Fund’s authorized shares and Common Shares outstanding as of March 31, 2019.
Title of Class	Amount Authorized	Amount Outstanding Exclusive of Amount held by Fund
Common Shares	500,000,000	7,688,158.16

INVESTMENT OBJECTIVES AND STRATEGIES
Investment Objectives
The Fund’s primary investment objective is to seek high current income; capital appreciation is a secondary objective.  There is no assurance that the Fund will achieve its investment objectives.  The Fund’s investment objective is nonfundamental.  This means that the Fund’s Board may change the objective without obtaining shareholder approval.  If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.
Investment Strategy
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 65% of its total assets in income-generating equity securities, including dividend-paying common stocks, convertible securities, preferred stocks, and other equity-related securities, which may include up to 25% in REITs and real estate industry operating companies.  Up to 35% of the Fund’s total assets may be invested in nonconvertible debt securities consisting primarily of high yield, high-risk corporate bonds.  In addition, the Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund.
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Portfolio Management Strategies
In selecting investments for the Fund’s portfolio, the Manager employs a yield-oriented and value driven approach.  The Manager analyzes economic and market conditions, and assesses the income and potential for appreciation that can be achieved from the equity investments being considered.  The Manager will then apply fundamental analysis to identify the equity securities that it believes can best help the Fund meet its investment objectives.  The industry sector weightings in the income-generating equity securities portion of the Fund's portfolio will be determined based on the Manager’s investment research efforts.  The Fund defines income-generating equity securities as dividend-paying common stocks, convertible securities, preferred stocks and other equity-related securities.
Preferred stocks or convertible securities in which the Fund may invest, may be rated below investment grade (i.e., “Ba” or lower for convertible securities or “Ba” or lower for preferred stock by Moody’s or “BB” or lower for both convertible securities and preferred stock by S&P or similarly rated by other comparable rating agencies) or, if unrated, determined to be of comparable quality by the Manager.  The Fund includes these assets in its income-generating equity securities category and they are in addition to the high yield, high-risk debt securities discussed above.  Such securities are judged to have speculative elements, and pose a greater risk as to the timely repayment of principal and timely payment of interest and dividends.  See “Risks—Lower Rated Convertible Securities and Preferred Stock,” “Risks—High Yield, High-Risk Debt Securi-ties” and Appendix A to this Prospectus.
The debt securities component of the Fund’s portfolio will be structured to earn as high a level of current income as is consistent with reasonable risk, in light of the nature of such investments.  The Manager will screen individual securities for such characteristics as minimum yield and issue size, issue liquidity, and financial and operational strength. In-depth credit research will then be conducted to arrive at a core group of securities within this universe from which the portfolio will be constructed.  Continuous credit monitoring and adherence to sell disciplines associated with both price appreciation and depreciation will be utilized to achieve the overall yield and price objectives of the Fund.
The Fund may invest up to 35% of its total assets in high yield, high-risk debt securities that are rated below investment grade or which are unrated but are of comparable quality as determined by the Manager. Debt securities rated below investment grade include those rated “Ba” or lower by Moody’s or “BB “ or lower by S&P or have similar ratings by other comparable NRSROs and are considered by those organizations to be subject to greater risk of loss of principal and interest than higher rated securities.  These securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates.  Certain of the debt securities in which the Fund may invest may be considered comparable to securities having the lowest ratings for interest paying debt instruments by Moody’s or S&P (i.e., rated “C” by Moody’s or “C” by S&P) or have similar ratings by other comparable NRSROs.  The Fund may invest in unrated bonds if the Manager believes their credit quality is comparable to the rated bonds in which the Fund is permitted to invest. Unrated bonds may be more speculative in nature than rated bonds.  See “Risks—High Yield, High-Risk Debt Securities” and Appendix A to this Prospectus.
The Manager intends to shift investments between income-generating equity securities and debt securities within the percentage guidelines reflected above while tracking the yield differential between the two sectors.  Depending upon such yield differentials, the income-generating equity securities portion of the Fund’s portfolio will vary between 65% and 100% of the Fund’s total assets and the debt securities portion will vary between 35% and 0% of the Fund’s total assets.
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In determining when to sell income-generating equity securities, the Manager will consider the following.  Generally, if through capital appreciation or a reduction in dividend payment, the anticipated yield of any security declines below the prevailing yield on the S&P 500, the Manager, in its discretion will likely sell the security.  With respect to income-generating equity securities and debt securities the Manager will continuously monitor the fundamentals attributable to the issues of securities held by the Fund and, in its discretion, generally will seek to sell a security if those fundamentals begin to deteriorate.  The Manager may also sell income-generating equity securities or debt securities if continuing research uncovers more attractive securities than those held in the Fund’s portfolio.
PORTFOLIO COMPOSITION AND OTHER INFORMATION
The Fund has fundamental investment restrictions which may not be amended without approval of the holders of a majority of the Fund’s outstanding voting securities voting as a single class, and approval by the holders of a majority of the Fund’s preferred stock, if any, voting as a separate class as described further in “Investment Restrictions.”
The following is a more detailed description of some of the securities in which the Fund may invest and some of the investment techniques which may be utilized by the Fund.
Common Stock
Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity.  Common stock usually carries with it the right to vote and frequently an exclusive right to do so.  Holders of common stock also have the right to participate in the remaining assets of the corporation after all claims are paid, including those of debt securities and preferred stock.
Real Estate Investment Trusts (“REITs”)
The Fund may invest up to 25% of its net assets in REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.  REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, or other similar statute in non-US countries and/or to maintain exemptions from the 1940 Act. See “Risks—REIT Risks.”
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Preferred Stock
Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, can be convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the issuer’s board of directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors.  There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which the Fund invests.  Preferred stock in which the Fund may invest may be rated below investment grade (i.e., “Ba” or lower by Moody’s or “BB” or lower by S&P or similarly rated by other comparable rating agencies or, if unrated, determined to be of comparable quality by the Manager.  See “Risks—Lower Rated Convertible Securities and Preferred Stock” and Appendix A to this Prospectus.
Convertible Securities
The Fund invests in both convertible preferred stock and convertible bonds. Both pay fixed rates of income, but because they can be converted into common stock, they are indirectly tied to the common stock’s performance.  As a result, convertible securities generally offer higher income potential than common stocks and an opportunity for price appreciation if the value of the underlying security rises.  The Fund may buy convertibles when the underlying common stock offers strong growth potential, but a low yield.
Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are generally convertible either at a stated price or a stated time; (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates.  While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection the value of the underlying common stock.  To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock.  Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund’s investment objectives and policies.  Convertible securities in which the Fund may invest may be rated below investment grade (i.e., “Ba” or lower by Moody’s or “BB” or lower by S&P or similarly rated by other comparable rating agencies) or, if unrated, determined to be of comparable quality by the Manager.  See “Risks—Lower Rated Convertible Securities and Preferred Stock” and Appendix A to this Prospectus.
Foreign Securities and Depository Receipts
The Fund may invest in foreign securities directly or indirectly through American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs).  Foreign securities are securities of issuers which are classified by index providers, or by the investment manager applying internally consistent guidelines, as being assigned to countries outside the United States and
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include investments in ADRs, EDRs, and GDRs.  ADRs are receipts issued by a depositary (usually a US bank) and EDRs and GDRs are receipts issued by a depositary outside of the US (usually a non-US bank or trust company or a foreign branch of a US bank).  Depositary receipts represent an ownership interest in an underlying security that is held by the depositary.  Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or US issuer.  Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security.  Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.
Debt Securities
A debt security represents money borrowed that must be repaid and has a fixed amount, a specific maturity or maturities and usually a specific rate of interest or original purchase discount.  Debt securities include bills, bonds, notes, debentures and commercial paper. Unlike common and preferred stock, a debt security does not represent an equity interest in the issuer.  However, a debt security has a priority of claim over stockholders if the issuer is liquidated.  The Fund may invest in a wide variety of debt securities, although it is anticipated that under normal market conditions, the debt securities portion of the Fund’s portfolio primarily will be invested in corporate bonds.  Such bonds may be rated below investment grade (i.e., “Ba” or lower by Moody’s or “BB” or lower by S&P or similarly rated by other comparable rating agencies) or, if unrated, determined to be of comparable quality by the Manager.  See “Risks—High Yield, High Risk Debt Securities” and Appendix A to this Prospectus.
Corporate Bonds, including high yield corporate bonds (junk bonds)
Corporate bonds are bonds, notes, or debentures issued by corporations and other business organizations, including REITs, and other business trusts.  Up to 35% of the Fund’s total assets may be invested in nonconvertible debt securities consisting primarily of high yield, high-risk corporate bonds.
High yield corporate bonds are debt obligations issued by a corporation and rated below investment grade (“Ba” or lower by Moody’s or “BB” or lower by S&P or having similar ratings by other comparable NRSROs).  High yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.
Future Developments
From time to time, the Fund may also invest in certain income-generating equity securities or debt securities which have features other than those that are typical for such securities and which have in the past been offered or may be offered in the future.  In the past, for example, such securities have been issued to replicate the performance of a certain component or components of a particular security or combination of securities and/or to hedge or reduce the risks associated with certain securities or market trends.  The Fund may invest in these securities if the Manager believes that doing so would be consistent with the Fund’s investment objectives and policies.  Since the market for these securities may be new, the Fund may have difficulty disposing of them at a suitable price and time.  In addition to limited liquidity, these instruments may present other risks, such as high price volatility.  The unavailability of such innovative securities would not adversely affect the Fund’s ability to achieve investment objectives.
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Defensive Strategies
For temporary defensive purposes, the Fund may invest a substantial portion of its assets in (i) debt securities issued by the U.S. Government, its agencies or instrumentalities, (ii) commercial paper,  (iii) time deposits, certificates of deposit and bankers’ acceptances or (iv) repurchase agreements with respect to any of the foregoing investments.  The Fund will only invest in commercial paper of companies rated “A-2” or better by S&P or “P-2” or better by Moody’s or similarly rated by another comparable rating agency or, if not so rated, of equivalent investment quality as determined by the Manager.  See Appendix A of this Prospectus for additional ratings information.  The Fund may also invest in such securities as a means to achieve its investment objective pending the investment of the proceeds of certain sales of portfolio securities or at such other times when suitable income-generating equity securities or debt securities are not available.  It is impossible to predict whether, or for how long, the Fund will use any of such temporary or defensive strategies.  Further, the Fund is authorized to borrow up to 5% of its total assets for temporary defensive purposes such as the clearance of portfolio transactions, the payment of dividends or in connection with tender offers or shares repurchases.  To the extent that a Fund holds such instruments,  it may be unable to achieve its investment objective.
In addition, the yields on short-term high quality obligations may approach or be less than the current dividend or interest rate payable to holders of any Senior Securities issued by the Fund.  In such event, the benefit of financial leverage to the holders of Common Shares will diminish and the Fund’s leveraged capital structure may work to the disadvantage of the holders of Common Shares. See “Special Leverage Considerations and Risks.”
When-Issued and Delayed Delivery Securities
The Fund may buy or sell securities on a when-issued or delayed-delivery basis — that is, paying for securities before delivery or taking delivery at a later date.  The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.
Investment Companies
The Fund may invest in other investment companies which can include open-end funds, closed-end funds, unit investment trusts and business development companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto.
With respect to unaffiliated funds in which the Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.  The Fund will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permit the Fund’s investments to exceed such limits in unaffiliated underlying funds.  To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees.
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Repurchase Agreements
A repurchase agreement is an agreement between a buyer of securities, such as the Fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate.  Repurchase agreements are often viewed as equivalent to cash.
Typically, the Fund uses repurchase agreements as short-term  investments for its cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102%  of the repurchase price.  The Fund will only enter into repurchase agreements in which the collateral is composed of US government securities.  At the Manager’s discretion, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the US government, its agencies or instrumentalities, or government-sponsored corporations.
Delaware Funds® by Macquarie (collectively, “Delaware Funds”) have obtained an exemption (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Funds jointly to invest cash balances.  The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order subject generally to the conditions described above.
Illiquid Investments
Illiquid investments are any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
The Fund may invest up to 10% of its total assets in illiquid investments, which include securities, contractual restrictions on resale, repurchase agreements maturing in greater than seven days, and other securities which may not be readily marketable. In addition, the Fund may purchase securities sold in reliance on Rule 144A of the Securities Act.
Restricted Securities
Restricted securities are privately placed securities whose resale is restricted under US securities laws.  The Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.”  Restricted securities that are determined to be illiquid may not exceed the Fund’s limit on investments in illiquid investments.
Securities Lending
The Fund may lend up to 25% of its total assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.  By lending its portfolio securities, the Fund attempts to increase its income through the receipt of interest on the loan.
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (“Lending Agreement”) with The Bank of New York Mellon (“BNY Mellon”).  At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest.  The required percentage is:  (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities.  With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than
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the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan.  If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan.  As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.  The collateral percentage with respect to the market value of the loaned securities is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in a series of individual separate accounts, each corresponding to a fund.  The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.  The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings.  In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities.  The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan.  The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand.  With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower.  With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower.  The Fund records security lending income net of allocations to the security lending agent, and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral.  This could occur if an investment in the collateral investment account defaulted or became impaired.  Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
Loan Participation
A loan participation is an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest payments, and/or other amounts due under the structure of the loan or other direct indebtedness.  In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.  The Fund may invest without restriction in loan participations that meet the credit standards established by the portfolio managers.  The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan.  The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets and
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the general quality and creditworthiness of the borrower.  The Fund may invest without limitation in loan participations in order to enhance total return, to affect diversification or to earn additional income.  The Fund will not use loan participations for reasons inconsistent with its investment objective.
These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities.  Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower.  Alternatively, such loans may be structured as novations, pursuant to which the Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which the Fund would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary.
The Fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services.  These claims may also be purchased at a time when the company is in default.  Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower.  Loans that are fully secured offer the Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.  Some loans or claims may be in default at the time of purchase.  Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments which obligate the Fund to pay additional cash on a certain date or on demand.  These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that the Fund is committed to advance additional funds, it will, at all times, hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments.  The Fund’s ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, the Fund will evaluate the creditworthiness of the borrower and the lending institution and will treat both the borrower and the lending institution as an “issuer” of the loan for purposes of compliance with applicable law pertaining to the diversification of the Fund’s portfolio investments.  The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.  Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
Floating Rate Loans
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount.
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Futures and Options
Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date.  Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.
Options represent a right to buy or sell a swap agreement, a futures contract, or a security or a group of securities at an agreed-upon price at a future date.  The purchaser of an option may or may not choose to go through with the transaction.  The seller of an option, however, must go through with the transaction if the purchaser exercises the option.
Certain options and futures may be considered illiquid.
The Fund may invest in futures, options, and closing transactions related thereto.  These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market its cash, short-term debt securities, and other money market instruments at times when its assets are not fully invested.  The Fund may only enter into these transactions for hedging purposes if they are consistent with its respective investment objective and policies.  In addition, the Fund may enter into futures contracts, purchase or sell options on futures contracts, and trade in options on foreign currencies, and may enter into closing transactions with respect to such activities to hedge or “cross hedge” the currency risks associated with its investments.  Generally, futures contracts on foreign currencies operate similarly to futures contracts concerning securities, and options on foreign currencies operate similarly to options on securities.  To the extent that the Fund sells or “writes” put and call options, or enters into futures contracts, it will designate assets sufficient to “cover” these obligations and mark them to market daily.
Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.
Interest rate swap, index swap, and credit default swap agreements
In an interest rate swap, the Fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate.  An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.
In an index swap, the Fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party.  An index swap can also work in reverse with the Fund receiving interest payments from another party in exchange for movements in the total return of a specified index.
In a credit default swap, the Fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, or restructuring, for example) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, the Fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.
Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.
The Fund may use interest rate swaps to adjust its sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market.  The Fund may also use index swaps as a substitute for futures or
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options contracts if such contracts are not directly available to the Fund on favorable terms.  The Fund may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them.  The Manager might use swaps to neutralize the effect of any price declines without selling a bond or bonds.
If the Fund has any financial obligation under a swap agreement, it will designate cash and liquid assets sufficient to cover the obligation and will value the designated assets daily as long as the obligation is outstanding.  Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.
Forward Foreign Currency Contracts
The Fund may enter into contracts to purchase or sell foreign currencies at a future date (a “forward foreign currency” contract or “forward” contract).  A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.
Although the Manager values the Fund’s assets daily in terms of US dollars, it does not intend to convert the Fund’s holdings of foreign currencies into US dollars on a daily basis.  The Fund is permitted to, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations.
Exclusion From Commodity Pool Operator Definition
The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.
SPECIAL LEVERAGE CONSIDERATIONS AND RISKS
General Leverage Considerations.  There can be no assurance that the Fund will engage in any leveraging techniques, such as issuing preferred stock, borrowing or issuing short-term debt securities (collectively “Senior Securities”).  The Fund may be leveraged in an amount up to 25% of its total assets immediately after the issuance of any Senior Securities.  The issuance of the Senior Securities would result in the leveraging of the Common Shares. Although the terms of any Senior Securities offering will be determined by the Fund’s Board, it is anticipated that any dividends paid on any preferred stock or interest paid on any borrowing or short-term debt securities will be based on short-term rates, and that the net return on the Fund’s portfolio, including the proceeds of any offering of Senior Securities, will exceed the dividend or interest rate applicable to the Senior Securities.  The proceeds of the offering of any Senior Securities will be invested in accordance with the Fund’s investment objectives and policies.
Assuming the utilization of leverage through borrowings and/or reverse repurchase agreements of approximately 29% of the Fund’s Managed Assets, at an interest rate of 3.36% payable on such borrowings, the income generated by the Fund’s portfolio (net of non-leverage expenses) must exceed 1.23% in order to cover such interest or dividend payments and other expenses specifically related to borrowings.  Of course, these numbers are merely estimates, used for illustration.  Actual interest rates may vary frequently and may be significantly higher or lower than the rate estimated above.
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Utilization of leverage, however, involves certain risks to the holders of Common Shares.  These include a higher volatility of the NAV of the Common Shares and potentially more volatility in the market value of the Common Shares.  So long as the Fund is able to realize a higher net return on its investment portfolio than the then current dividend or interest rate related to the Senior Securities, the effect of leverage will be to cause holders of Common Shares to realize a higher current rate of return than if the Fund, were not leveraged.  Similarly, if net capital gains are realized by the Fund, the effect of leverage will be to increase the amount of such gains distributed to holders of Common Shares.  To the extent that the current dividend or interest rate related to any Senior Securities approaches, the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Common Shares will be reduced, and if the then current dividend or interest rate related to such, Senior Securities were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Common Shares than if the Fund were not leveraged.  Similarly, since any decline in the value of the Fund’s investments will be borne entirely by holders of Common Shares, the effect of leverage in a declining market would result in a greater decrease in NAV to holders of Common Shares than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of Common Shares.
If the Fund leverages through issuing Senior Securities, such Senior Securities will be subject to the provisions of the 1940 Act governing their issuance, including asset coverage requirements and restrictions on the declaration of dividends and distributions to holders of Common Shares or purchases of Common Shares in the event such asset coverage requirements are not met.
The Fund intends to apply for a rating from Moody’s or S&P or another comparable NRSRO on any preferred stock or short-term debt securities which it issues although obtaining such a rating will not eliminate the risks associated with the Fund’s use of leverage.  The Fund believes that obtaining one or both ratings for any preferred stock or short-term debt securities would enhance the marketability of such Senior Securities and thereby reduce the dividend rate on the preferred stock or the interest rate on the short-term debt securities from that which the Fund would be required to pay if such Senior Securities were not so rated.  The rating agencies for any preferred stock or short-term debt securities may require asset coverage maintenance tests that are more stringent than those imposed by the 1940 Act.  This requirement may also restrict the amount of any preferred stock or short-term debt securities that may be outstanding from time to time.  It is expected that the terms of any preferred stock or short-term debt securities will provide for mandatory redemption of such Senior Securities in the event the Fund fails to meet such asset coverage maintenance ratios.  In such circumstances, the Fund may be required to liquidate portfolio securities in order to meet redemption requirements.  This would have the effect of reducing  the NAV to holders of the Common Shares.
The ability of the Fund to comply with such asset coverage maintenance ratios imposed by the 1940 Act and the rating agencies, may be subject to circumstances beyond the control of the Fund such as market conditions for its portfolio securities.  The requirements of the 1940 Act, any rating agency or the applicable provisions of the documents establishing the terms of such Senior Securities may limit the Fund’s ability to make dividend or distribution payments to holders of its Common Shares for so long as any dividend or interest payments on Senior Securities are in arrears or in default, may limit to Fund’s ability to take advantage of certain investments which might otherwise be available to it, may require the Fund to invest a greater portion of its assets in more highly rated, potentially lower yielding securities than it might otherwise do, and may require the Fund to sell a portion of its assets when it might otherwise be disadvantageous to do so.  In the event that the Fund is required to restructure its portfolio by selling assets in order to satisfy the requirements set forth above, such sales of portfolio securities could cause the Fund to incur related transaction costs and might cause the Fund to realize gains on securities held for less than three months.  In the event that the Fund is precluded from making
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distributions on the Common Shares because of any applicable asset coverage requirements, the Fund intends to redeem, repay or call sufficient Senior Securities to enable the Fund to pay such distributions.
The issuance of any Senior Securities will entail certain initial costs and expenses such as underwriting discounts or placement fees, fees associated with any registration of Senior Securities with the SEC, filings under state securities laws, rating agency fees, legal and accounting fees, printing costs and certain other ongoing expenses such as administrative and accounting fees.  These costs and expenses will be borne by the Fund and will reduce net assets available to holders of Common Shares.
Until any Senior Securities are issued, the Fund’s Common Shares will not be leveraged, and the special leverage considerations described in this Prospectus will not apply.  Such leveraging of the Common Shares cannot be fully achieved until the proceeds of the borrowing or offering of Senior Securities have been invested in accordance with the Fund’s investment objectives and policies.  In addition, the leveraging of the Common Shares would be eliminated during any period when there are no Senior Securities outstanding.
The timing and the terms of any financial leveraging by the Fund will be determined by the Fund’s Board based upon prevailing market conditions and a determination that financial leveraging is likely to achieve the benefits to the holders of Common Shares described in this Prospectus.  If, as a result of intervening changes in market conditions, the Board were to determine that the financial leveraging by the Fund at that time would not increase the potential yield of the Fund to the holders of Common Shares, the Fund would delay such leveraging until such market conditions changed.  There can be no assurance that the Fund will leverage its Common Shares.
Preferred Stock.  If the Fund leverages through the issuance of preferred stock, under the requirements of the 1940 Act, the value of the Fund’s total assets, less all liabilities and indebtedness of the Fund not represented by Senior Securities, as defined in the 1940 Act, must at least be equal, immediately after any issuance of preferred stock, to 200% of the aggregate amount of Senior Securities representing indebtedness plus the aggregate liquidation value of any outstanding preferred stock.  The 1940 Act requires such percentage also be met any time the Fund declares a dividend or distribution on Common Shares (other than a distribution in Common Shares) or any time the Fund makes tender offers for or repurchases Common Shares, in each case after giving effect to such dividend, distribution or repurchase.  The liquidation value of preferred stock is expected to equal the aggregate original purchase price plus any accumulated and unpaid dividends thereon. See “Description of Shares—Preferred Stock.”
The Fund will have the authority to redeem any preferred stock that is issued for any reason and may redeem all or part of such preferred stock if it anticipates that the Fund’s leveraged capital structure will result in a lower rate of return to holders of the Common Shares than that obtainable if the Common Shares were unleveraged for any significant amount of time.
Under the 1940 Act, the holders of any preferred stock, voting as a class, must have the right to elect at least two Directors at all times, and, subject to the prior rights, if any, of the holders of any other class of Senior Securities outstanding, to elect a majority of the Directors if at any time dividends on such class of securities shall be unpaid in an amount equal to two full years’ dividends on such securities, and to continue to be so represented until all dividends in arrears shall have been paid or otherwise provided for. In addition, the vote of a majority of the preferred stock, voting as a class, is required to approve any plan of reorganization adversely affecting the preferred stock, or any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company or changes in its fundamental policies.  The Fund’s Articles of Incorporation also require the approval of at least 66-2/3% of all votes entitled to be cast by
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the holders of the preferred stock, voting as a separate class, for certain transactions involving conversion of the Fund to open-end status.  See “Description of Shares—Conversion to Open-End Fund.”
It is anticipated that if the Fund issues preferred stock, it may, from time to time, attempt to reduce the degree to which it is leveraged by redeeming or otherwise purchasing shares of preferred stock pursuant to applicable provisions of the corporate documents establishing the rights and prefer-ences of the preferred stock.  Purchases and redemptions of preferred stock, whether on the open market or in negotiated transactions, are subject to limitations under the 1940 Act.  If market conditions subsequently change, the Fund may sell previously unissued shares of preferred stock or shares of preferred stock that the Fund previously issued but later repurchased or redeemed.
Borrowing and Short-Term Debt Securities.  If the Fund leverages through borrowing or issuing short-term debt securities, under the requirements of the 1940 Act, the value of the Fund’s total assets, less all liabilities and indebtedness of the Fund not represented by Senior Securities, as defined in the 1940 Act, must at least be equal, immediately after the issuance of Senior Securities consisting of debt, to 300% of the aggregate principal amount of all outstanding Senior Securities of the Fund which are debt. The Fund may conduct other offerings of Senior Securities consisting of debt in the future subject to the same percentage restriction after giving effect to previously issued Senior Securities.
If the Fund leverages through the issuance of Senior Securities consisting of debt, the 300% asset coverage maintenance ratio referred to above must also be met any time the Fund declares a dividend or other distribution on Common Shares (other than a distribution in additional Common Shares) or any time the Fund repurchases Common Shares, in each case after giving effect to such dividend, distribution or repurchase.  Under the 1940 Act, the terms of any such Senior Securities consisting of debt must provide either that (i) the holders of Senior Securities, voting as a class, have the right to elect at least a majority of the members of the Board if on the last business day of each of 12 consecutive calendar months such Senior Securities have an asset coverage of less than 100% and such voting right shall continue until such Senior Securities have an asset coverage of 110% or more on the last business day of each of three consecutive calendar months, or (ii) an event of default shall be deemed to have occurred if such Senior Securities do not have an asset coverage of 100% on the last business day of each of 24 consecutive calendar months.  If required by an agency rating any such Senior Securities consisting of debt or if the Board determines it to be in the best interests of the holders of Common Shares, more restrictive provisions may be imposed than those required by the 1940 Act.  Such provisions may include entitling holders of the Senior Securities consisting of debt to elect a majority of the Fund’s Board if interest payments are unpaid in an amount less than the amount specified in the 1940 Act.
The Fund is also authorized to borrow up to an additional 5% of its total assets without regard to the foregoing asset coverage and dividend payment limitations for temporary or defensive purposes such as clearance of portfolio transactions, the payment of dividends, or in connection with tender offers or share repurchases.
RISKS
An investment in the Fund involves certain risks and considerations, which are described below.
Net Asset Value Discount Risk. As with any stock, the price of the Fund’s Common Shares will fluctuate with market conditions and other factors.  Shares of closed-end investment companies frequently trade at a discount from NAV.  This characteristic is a risk separate and distinct from the risk that NAV will decrease.  The Fund cannot predict whether its Common Shares in the future will trade at, below or above NAV.  This risk that shares of a closed-end fund might trade at a discount is more significant for investors who wish to sell their shares in a relatively short period of time.  For those investors, realization
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of gain or loss on their investment is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.  If Common Shares are sold, the price received may be more or less than the original investment.  The Common Shares are designed for long-term investors and should not be treated as trading vehicles.  Common Shares of closed-end management investment companies frequently trade at a discount from their NAV.
High Yield, High-Risk Debt Securities.  Investing in high yield, high-risk debt securities rated “Ba” or lower by Moody’s or “BB” or lower by S&P or similarly rated by another comparable NRSRO entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade bonds, and which should be considered by investors contemplating an investment in the Fund.  The NAV of the Fund’s shares will change with fluctuations in the value of its portfolio securities.  The high yield, high-risk debt securities in which the Fund will invest generally will be rated below investment grade, or if unrated, will be of comparable quality as determined by the Manager.  These lower rated and comparable unrated securities involve greater risks than higher rated securities.  Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.  Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Accordingly, it is possible that these types of factors could, in certain instances, reduce the value and liquidity of securities held by the Fund with a commensurate effect on the value of the Fund’s shares.
The secondary market for high yield debt securities is not as liquid as the secondary market for higher rated securities.  The high yield market is characterized by relatively few market makers, participants in the market being mostly institutional investors including insurance companies, banks, other financial institutions and mutual funds.  In addition, the trading volume for high yield debt securities is generally lower than that for higher rated securities and the secondary market could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.  These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating NAV.  If the Fund is not able to obtain a precise or accurate market quotation for a particular security, it will become more difficult for the Board to value the Fund’s portfolio securities and the Board may have to use a greater degree of judgment in making such valuations.  Less liquid secondary markets may also affect the Fund’s ability to sell securities at their fair value.  The Fund may invest only up to 10% of its total assets in illiquid investments, which may be more difficult to value and to sell at fair value.  If the secondary market for high yield debt securities contracts due to adverse economic conditions or for other reasons, certain liquid securities in the Fund’s portfolio may become illiquid and the proportion of the Fund’s assets invested in illiquid investments may increase.
The market values of debt securities rated below investment grade and comparable unrated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by such issuers is significantly greater than with investment grade securities because such securities frequently are subordinated to the prior payment of senior indebtedness.
Certain of the debt securities in which the Fund may invest may be considered comparable to securities having the lowest ratings for interest paying debt instruments assigned by Moody’s or S&P
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(i.e., rated “C” by Moody’s or “C” by S&P) or another comparable NRSRO.  These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal.  A description of the bond ratings used by Moody’s and S&P is set forth in Appendix A to this Prospectus.
The Manager will attempt to reduce the risks attendant to investing in high yield debt securities through portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets.
Lower Rated Convertible Securities and Preferred Stock.  The Fund may invest in lower rated convertible securities and preferred stock (i.e., “Ba” or lower for convertible securities or “Ba” or lower for preferred stock by Moody’s or “BB” or lower for convertible securities or preferred stock by S&P or similarly rated by other comparable rating agencies) or, if unrated, determined to be of comparable  quality by the Manager.  The Fund may have difficulty disposing of such securities because the trading market for such securities may be thinner than the market for higher rated convertible securities and preferred stock.  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities.  The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Fund’s ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.  The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of pricing the Fund’s portfolio and calculating its NAV.  The market behavior of convertible securities and preferred stocks in lower rating categories is often more volatile than that of higher quality securities.  Lower quality convertible securities and preferred stocks are judged by Moody’s and S&P or another comparable NRSRO to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.  In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments.  A description of the ratings used by Moody’s and S&P for such securities is set forth in Appendix A to this Prospectus. See also “Risks—High Yield, High-Risk Debt Securities.”
Illiquid Investments.  The Fund may invest up to 10% of its total assets in illiquid investments and other securities which may not be readily marketable.  In addition, the Fund may purchase securities sold in reliance on Rule 144A of the Securities Act.  Liquidity relates to the ability of the Fund to sell a security in a timely manner at a price which reflects the value of that security.  The relative illiquidity of some of the Fund’s portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.  The risks associated with these investments will be accentuated in situations in which the Fund’s operations require cash, such as when the Fund tenders for its shares of Common Shares or pays distributions, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of these investments.  The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid investments may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of more liquid securities.  The Manager values the Fund’s investments pursuant to guidelines adopted and periodically reviewed by the Board. To the extent that there is no established retail market for some of the securities in which the Fund may invest, there may be relatively inactive trading in such securities and the ability of the Manager to accurately value such securities may be adversely affected.  During periods of reduced market liquidity and in the absence of readily available market quotations for portfolio securities held in the Fund’s portfolio, the responsibility
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of the Manager to value the Fund’s securities becomes more difficult and the Manager’s judgment may play a greater role in the valuation of the Fund’s securities due to the reduced availability of reliable objective data.  To the extent that the Fund invests in illiquid investments and securities which are restricted as to resale, the Fund may incur additional risks and costs because such securities are particularly difficult to dispose of.
Certain securities in which the Fund may invest are subject to legal or contractual restrictions as to resale (“Restricted Securities”) and may therefore be illiquid by their terms.  Restricted Securities may involve added expense to the Fund should the Fund be required to bear registration costs with respect to such securities.  In the absence of registration, the Fund would be required to dispose of its Restricted Securities pursuant to an exemption from registration under the Securities Act, including a transaction in reliance on Rule 144A, which permits only limited sales under specified conditions unless the Fund has held the securities for at least three years and is unaffiliated with the issuer. Companies whose securities are not publicly traded are also not subject to the same disclosure and other legal requirements as are applicable to companies with publicly traded securities.
Securities Lending Risk.  The major risk to which the Fund would be exposed on a securities lending transaction is the risk that the borrower would fail financially at a time when the value of the security increases.  In addition, should the borrower become insolvent, the Fund could be faced with loss of rights in the collateral.  Therefore, the Fund will enter into loan arrangements only after a review of all pertinent facts by the Manager, subject to overall supervision by the Board, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.
Credit and Market Risks.  The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s or have similar ratings by other comparable NRSROs.  Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities.  Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest up to 10% of its total assets in illiquid investments, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act, and other securities which may not be readily marketable.  The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.
The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized.  The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund borrows through its line of credit for purposes of leveraging.  Leveraging may result in higher degrees of volatility because the Fund’s NAV could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.
The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of
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such approaches.  The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower.  Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase.  Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand.  These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts.  The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors.  In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States.  Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors.  This may limit the number of shares available for acquisition or disposition by the Fund.
REIT Risks.  A Fund’s investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general.  Equity REITs may be affected by any changes in the value of the underlying properties owned by the REITs and other factors and their prices tend to go up and down, while mortgage REITs may be affected by the quality of any credit extended.  REITs are not diversified and are subject to the risks of financing projects.  A REIT’s performance depends on the types and locations of the properties it owns and on management skills.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent, or poor management.  REITs whose underlying assets include US long-term healthcare properties, such as nursing, retirement and assisted living homes, may be impacted by US federal regulations concerning the healthcare industry.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.
REITs (especially mortgage REITs) are also subject to interest rate risks — when interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise.  Conversely,
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when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline.  In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.
Because REITs typically are invested in a limited number of projects or in a particular market segment, REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.  Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
For US federal tax law purposes, to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, or gains from the sale of real estate assets), and at least 95% from real estate sources, plus dividends, interest and gains from the sale of securities.  Real property, mortgage loans, cash, and certain securities must comprise 75% of a company’s assets.  In order to qualify as a REIT, a company must also make distributions to shareholders aggregating annually at least 90% of its REIT taxable income.
Derivatives Risks.  Derivatives risk is the possibility that the Fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a “reference instrument”) and that reference instrument moves in the opposite direction from what a portfolio manager had anticipated.  If a market or markets, or prices of particular classes of investments, move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction and it may realize losses.  Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to the Fund from using the strategy.  In addition, changes in government regulation of derivatives could affect the character, timing, and amount of the Fund’s taxable income or gains.  A fund’s use of derivatives may be limited by the requirements for taxation of the fund as a regulated investment company.
Investing in derivatives may subject the Fund to counterparty risk.  Please refer to “Counterparty risk” for more information.  Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that the fund may not realize the intended benefits.  In addition, since there can be no assurance that a liquid secondary market will exist for any derivatives instrument purchased or sold, the Fund may be required to hold a derivatives instrument to maturity and take or make delivery of an underlying reference instrument that the Manager would have otherwise attempted to avoid, which could result in losses.  When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case the Fund may not realize the intended benefits.
Interest Rate Risk.  Interest rate risk is the risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise.  Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds.  Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes.  A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.
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Swaps may be particularly sensitive to interest rate changes.  Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, the Fund could experience a higher or lower return than anticipated.  For example, if the Fund holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be off-set by the fixed-rate payments it is entitled to receive under the swap agreement.
Market Risk. Market risk is the risk that all or a majority of the securities in a certain market—such as the stock or bond market—will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Counterparty Risk.  Counterparty risk is the risk that if the Fund enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).  As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.
Loan Participation Risk.  The Fund may purchase a participation interest in a loan and by doing so acquire some or all of the interest of a bank or other lending institution in a loan to a borrower.  A participation typically will result in the Fund having a contractual relationship only with the lender, not the borrower.  As a result, the Fund assumes the credit risk of the lender selling the participation in addition to the credit risk of the borrower.  By purchasing a participation, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  In the event of insolvency or bankruptcy of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not have a senior claim to the lender’s interest in the loan. If the Fund only acquires a participation in the loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan.  Such third party participation arrangements are designed to give loan investors preferential treatment over high yield investors in the event of a deterioration in the credit quality of the borrower.  Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the loan will be repaid in full.
Currency Risk. Currency risk is the risk that the value of the Fund’s investments may be negatively affected by changes in foreign currency exchange rates.  Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.
Foreign Risk.  Foreign risk is the risk that foreign securities (particularly in emerging markets and frontier countries) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of fund shares.
MANAGEMENT OF THE FUND
Directors and Officers
The Board has oversight responsibility for the management of the Fund’s business affairs.  The Board establishes procedures and oversees and reviews the performance of the investment manager and
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others who perform services for the Fund.  The independent Directors, in particular, are advocates for shareholder interests.  Each Director has served in that capacity since he or she was elected to or appointed to the Board, and will continue to serve until his or her retirement or the election of a new director in his or her place.  The names and business addresses of the Fund’s directors and officers and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the SAI.
Under the 1940 Act, holders of shares of preferred stock (when and if issued) will be entitled to elect two Directors if and when submitted to a vote, and the remaining Directors, subject to the provisions of the 1940 Act and the Fund’s Articles of Incorporation, as supplemented or amended, will be elected by the holders of Common Shares and preferred stock, if any, voting together as a single class.  When dividends are in arrears for two full years, such provisions permit the holders of shares of preferred stock, if any, to elect the minimum number of additional Directors that when combined with the two Directors elected by the holders of preferred stock would allow the holders of such shares to elect a majority of the Directors.
Under the 1940 Act, the terms of any Senior Securities consisting of debt which are offered, must provide either that (i) the holders of Senior Securities consisting of debt, voting as a class, have the right to elect at least a majority of the members of the Board if on the last business day of each of 12 consecutive calendar months such Senior Securities have an asset coverage of less than 100% and such voting right shall continue until such Senior Securities have an asset coverage of 110% or more on the last business day of each of three consecutive calendar months, or (ii) an event of default shall be deemed to have occurred if such Senior Securities consisting of debt do not have an asset coverage of 100% on the last business day of each of 24 consecutive calendar months.  If required by an agency rating any such Senior Securities or if the Board determines it to be in the best interest of the holders of Common Shares, more restrictive voting provisions may be imposed than those required by the 1940 Act.
The Articles of Incorporation and By-Laws of the Fund provide that the Fund will indemnify its Directors and officers against liabilities and expenses incurred in connection with the successful defense of litigation in which they may be involved because of their offices with the Fund to the fullest extern permitted by Maryland corporation law. In addition, the Fund’s Articles of Incorporation provide that the Fund’s Directors and officers will not be liable to stockholders for damages, except in limited instances.  However, nothing in the Articles of Incorporation or By-Laws of the Fund protects or indemnifies a Director or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
The Investment Manager
The Fund’s investment manager is Delaware Management Company (the “Manager”), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust).  The Manager is a US registered investment advisor.  The Manager’s principal business address is 2005 Market Street, Philadelphia, Pennsylvania 19103-7094.
The Manager furnishes investment management services to the Fund, subject to the supervision and direction of the Board.  The Manager also provides investment management services to all of the other Delaware Funds.
Affiliates of the Manager also manage other investment accounts.  While investment decisions for the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.  The
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Manager pays the salaries of all Directors, officers, and employees who are affiliated with both the Manager and the Board.  In the course of discharging its non-portfolio management duties under the advisory contract, the Manager may delegate to affiliates.
As of March 31, 2019, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) were managing in the aggregate $167.9 billion in assets in various institutional or separately managed, investment company, and insurance accounts.  The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”).  Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services.  “Macquarie Investment Management” is the marketing name for certain companies comprising the asset management division of Macquarie.
Sub-advisors
Macquarie Investment Management Europe Limited (“MIMEL”); Macquarie Investment Management Global Limited (“MIMGL”); and Macquarie Funds Management Hong Kong (“MFMHK”) each have been approved as sub-advisors for the Fund.  MIMEL, MIMGL, and MFMHK may also be referenced as “sub-advisor(s)” below.
The nature of the services to be provided by the sub-advisors, unlike traditional sub-advisors who make the investment-related decisions with respect to the sub-advised portfolio, is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas.  The portfolio managers for the Fund listed below retain portfolio management discretion over the Fund.  The Manager also retains the decision-making authority with respect to purchases and sales of securities in the Fund.
The Manager does not pay MIMEL, MIMGL, and MFMHK fees in conjunction with any services rendered to the Fund.
It is anticipated that MIMEL and MIMGL will each provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by the Fund’s fixed income portfolio managers.
It is anticipated that  MIMGL and MFMHK will each provide access to the additional quantitative investment resources and related technology support of MIMGL and MFMHK. MIMGL and MFMHK also provide trade execution support.
Portfolio Managers
Roger A. Early, Babak “Bob” Zenouzi, Damon J. Andres, Wayne A. Anglace, Kristen E. Bartholdson, Adam H. Brown, Craig C. Dembek, Nikhil G. Lalvani, Paul A. Matlack, John P. McCarthy, D. Tysen Nutt Jr., and Robert A. Vogel Jr. serve as the Fund’s portfolio managers.
The information below provides the name, title, length of service, and business experience during the past five years for each Portfolio Manager.  The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund.
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Roger A. Early, CPA, CFA
Executive Director, Chief Investment Officer of US Fixed Income
Roger A. Early is chief investment officer of the US fixed income business.  He rejoined Macquarie Investment Management (“MIM”) in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation.  He became head of fixed income investments in the Americas in February 2015.  During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left the firm as head of its US investment grade fixed income group.  In recent years, Mr. Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments.  Prior to joining the firm in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets.  He left the firm as head of institutional fixed income management.  Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International.  Mr. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.
Mr. Early has been a co-portfolio manager of the Fund since January 2008.
Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (“RESIS”)
Bob Zenouzi is the lead manager for the RESIS group at MIM.  Mr. Zenouzi created this team, including its process and its institutional and retail products, during his prior time with the firm.  He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global real estate securities strategy.  He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios.  He rejoined the firm in May 2006 as senior portfolio manager and head of real estate securities.  In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio.  He began his career with The Boston Company, where he held several positions in accounting and financial analysis.  Mr. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree in finance from Babson College.  He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.
Mr.  Zenouzi has been a co-portfolio manager of the Fund since May 2006.
Damon J.  Andres, CFA
Vice President, Senior Portfolio Manager
Damon J. Andres joined MIM in 1994 as an analyst, and is currently a senior portfolio manager for the RESIS group.  From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates.  Mr. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.
Mr. Andres has been a co-portfolio manager of the Fund since January 2001.
Wayne A. Anglace, CFA
Senior Vice President, Senior Portfolio Manager
Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s corporate and convertible bond strategies.  Prior to joining MIM in March 2007 as a research analyst for the firm’s high grade, high
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yield, and convertible bond portfolios, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy.  From 2000 to 2004, Mr. Anglace worked in private client research at Deutsche Bank Alex.  Brown in Baltimore, where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999.  Prior to moving to the financial industry, Mr. Anglace worked as a professional civil engineer.  He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.
Mr.  Anglace has been a co-portfolio manager of the Fund since March 2010.
Kristen E. Bartholdson
Vice President, Senior Portfolio Manager
Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team.  Prior to joining MIM in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson.  From 2000 to 2004, she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy.  Ms. Bartholdson earned her bachelor’s degree in economics from Princeton University.
Ms. Bartholdson has been a co-portfolio manager of the Fund since December 2008.
Adam H. Brown, CFA
Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager
Adam H. Brown is a senior portfolio manager and co-head of the firm’s high yield strategies.  He manages the bank loan portfolios and is a co-portfolio manager for the high yield, fixed rate multisector, and core plus strategies.  Mr. Brown joined MIM in April 2011 as part of the firm’s integration of Macquarie Four Corners Capital Management, where he had worked since 2002.  At Four Corners, he was a co-portfolio manager on the firm’s collateralized loan obligations (CLOs) and a senior research analyst supporting noninvestment grade portfolios.  Before that, Mr. Brown was with the predecessor of Wells Fargo Securities, where he worked in the leveraged finance group arranging senior secured bank loans and high yield bond financings for financial sponsors and corporate issuers.  He earned a bachelor’s degree in accounting from the University of Florida and an MBA from the A.B. Freeman School of Business at Tulane University.
Mr. Brown has been a co-portfolio manager of the Fund since July 2016.
Craig C. Dembek, CFA
Executive Director, Global Head of Credit Research
Craig C. Dembek is global head of credit research and a senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, and real estate investment trusts (REITs).  He rejoined MIM in March 2007.  During his previous time at the firm, from April 1999 to January 2001, he was a senior investment grade credit analyst.  Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager.  Mr. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst.  Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston.  Mr. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.
Mr. Dembek has been a co-portfolio manager of the Fund since December 2012.
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Nikhil G. Lalvani, CFA
Vice President, Senior Portfolio Manager, Team Leader
Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team and assumed the role of team leader in October 2018.  At MIM, Mr. Lalvani has worked as both a fundamental and quantitative analyst.  Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg.  Mr. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University.  He is a member of the CFA Institute and the CFA Society of Philadelphia.
Mr. Lalvani has been a co-portfolio manager of the Fund since October 2006.
Paul A. Matlack, CFA
Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist
Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Mr. Matlack rejoined the firm in May 2010.  During his previous time at MIM from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group.  Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies.  Prior to that, Mr. Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank.  He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.
Mr. Matlack has been a co-portfolio manager of the Fund since December 2012.
John P. McCarthy, CFA
Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager
John P. McCarthy is a senior portfolio manager and co-head for the firm’s high yield strategies, a role he assumed in July 2016.  From December 2012 to June 2016, he was co-head of credit research on the firm’s taxable fixed income team.  Mr. McCarthy rejoined MIM in March 2007 as a senior research analyst, after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader.  Prior to rejoining the firm, he was a senior high yield analyst/trader at Chartwell Investment Partners.  Mr. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.
Mr. McCarthy has been a co-portfolio manager of the Fund since December 2012.
D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager
D. Tysen Nutt Jr. is a senior portfolio manager for the firm’s Large-Cap Value team.  Before joining MIM in 2004 as senior vice president and senior portfolio manager, Mr. Nutt led the US Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients.  Mr. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the CFA Society New York and the CFA Institute.
Mr. Nutt has been a co-portfolio manager of the Fund since March 2005.  Mr. Nutt intends to retire on or about July 15, 2019.
Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager
Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team.  Prior to joining MIM in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment
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Managers for more than seven years, where he rose to the position of director and portfolio manager within the US Active Large-Cap Value team.  He began his career in 1992 as a financial consultant at Merrill Lynch.  Mr. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance.  He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.  Mr. Vogel is a member of the CFA Society New York, the CFA Institute, and the CFA Society of Philadelphia.
Mr. Vogel has been a co-portfolio manager of the Fund since March 2005.
Investment Management Agreement
In accordance with the terms of its Investment Management Agreement, the Fund pays the Manager an annual fee of 0.55%, calculated daily and paid monthly, of the adjusted average daily net assets of the Fund.  For purposes of the calculation of investment management fees, adjusted average daily net assets exclude the line of credit liability.
A discussion regarding the basis for the Board’s approval of the continuation of the Investment Management Agreement of the Fund is available in the Fund’s annual report to shareholders dated November 30, 2018.
Administrator
The Bank of New York Mellon is the Fund’s accountant and financial administrator (the “Administrator”).
Administrator Oversight Provider
Delaware Investments Fund Services Company (DIFSC), an affiliate of the Manager provides fund accounting and financial administration oversight services (the “Administrator Oversight Provider”).
Custodian
The custodian for the Fund is The Bank of New York Mellon, whose principal address is 240 Greenwich Street, New York, NY 10286.
Transfer Agent and Registrar
The transfer agent and registrar for the Fund is Computershare, Inc., whose principal address is 480 Washington Boulevard, Jersey City, New Jersey 07310.
DIVIDENDS AND DISTRIBUTIONS
The Fund has implemented a managed distribution policy. Under the Fund’s managed distribution policy, the Fund makes monthly distributions to common shareholders at a targeted annual distribution rate of 10% of the Fund’s average NAV per share.  Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains.  The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital.  A return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you.  A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused
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with “yield” or “income.”  Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years.
The Fund offers an automatic dividend reinvestment program (“Automatic Dividend Reinvestment Plan”).  See “Automatic Dividend Reinvestment Plan” below for a description of the Fund’s automatic dividend reinvestment program.
Methodology for determining distribution amount. Currently under the Fund’s managed distribution policy, the Fund makes monthly distributions to common shareholders at a targeted annual distribution rate of 10% of the Fund’s average NAV per share.  The Fund will calculate the average NAV per share from the previous three full months immediately prior to the distribution based on the number of business days in those three months on which the NAV is calculated.  The distribution will be calculated as 10% of the prior three month’s average NAV per share, divided by 12.  The Fund will generally distribute amounts necessary to satisfy the Fund’s managed distribution policy and the requirements prescribed by excise tax rules and Subchapter M of the Code.  This distribution methodology is intended to provide shareholders with a consistent, but not guaranteed, income stream and a targeted annual distribution rate and is intended to narrow any discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the policy will be successful in doing so.  The methodology for determining monthly distributions under the Fund’s managed distribution policy will be reviewed at least annually by the Fund’s Board of Trustees, and the Fund will continue to evaluate its distribution in light of ongoing market conditions.
The payment of dividend distributions in accordance with the managed distribution policy may result in a decrease in the Fund’s net assets.  A decrease in the Fund’s net assets may cause an increase in the Fund’s annual operating expenses and a decrease in the Fund’s market price per share to the extent the market price correlates closely to the Fund’s NAV per share.  The managed distribution policy may also negatively affect the Fund’s investment activities to the extent that the Fund is required to hold larger cash positions than it typically would hold or to the extent that the Fund must liquidate securities that it would not have sold, for the purpose of paying the dividend distribution.  The managed distribution policy may, under certain circumstances, cause the amounts of taxable distributions to exceed the amount minimally required to be distributed under the tax rules, such excess will be taxable as ordinary income to the extent loss carry forwards reduce the required amount of capital gains distributions in that year. Investors should consult their tax advisor regarding federal, state, and local tax considerations that may be applicable in their particular circumstances.
You should not draw any conclusions about the Fund’s investment performance from the amount of any distribution or from the terms of the Fund’s managed distribution policy.  The amounts and sources of the Fund’s distributions will be estimates.  The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations.  The Fund will send a Form 1099-DIV informing shareholders of the source and tax status of all distributions promptly after the close of each calendar year.
Implementation of exemptive relief.  In order to make multiple long-term capital gains distributions over the course of the year, the Fund relies on an exemptive order granted by the SEC.  The exemptive relief helps provide the Fund with the ability to pay its monthly distribution to shareholders as described above.
Leverage.  In the event that the Fund leverages through the issuance of preferred stock, the Fund, under the 1940 Act, may not declare a dividend or other distribution on Common Shares (other than a distribution in Common Shares); unless at the time of such declaration, (1) all cumulative dividends on
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preferred stock have been issued, and (2) the value of the Fund’s total assets, less all liabilities and indebtedness of the Fund not represented by Senior Securities, as defined in the 1940 Act, is equal, immediately after any issuance of preferred stock, to at least 200% of the aggregate amount of Senior Securities representing indebtedness plus the aggregate liquidation value of any outstanding preferred stock.  From and after the issuance of any preferred stock, monthly distributions to holders of Common Shares will consist of net investment income remaining after the payment of dividends on any outstanding preferred stock.
In the event the Fund leverages through the issuance of short-term debt securities, the Fund, under the 1940 Act, may not declare any cash dividend or other distribution on its Common Shares (other than in additional Common Shares), unless at the time of such declaration, the value of the Fund’s total assets, less all liabilities and indebtedness not represented by Senior Securities (as defined in the 1940 Act) of the Fund (determined after deducting the amount of such dividend or other distribution), is at least 300% of the aggregate outstanding principal amount of the Senior Securities consisting of debt plus any accrued and unpaid interest thereon.
In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining the desired rating on any such Senior Securities from a NRSRO.  These requirements may include, an asset coverage test more stringent than that imposed under the 1940 Act. See “Special Leverage Considera-tions and Risks.”
AUTOMATIC DIVIDEND REINVESTMENT PLAN
Shareholders who have shares registered in their own names are automatically considered participants in the Automatic Dividend Reinvestment Plan, unless they elect to withdraw from the Automatic Dividend Reinvestment Plan.  Shareholders who hold their shares through a bank, broker, or other nominee should request the bank, broker, or nominee to participate in the Automatic Dividend Reinvestment Plan on their behalf.  This can be done as long as the bank, broker, or nominee provides a dividend reinvestment service for the Fund.  If the bank, broker, or nominee does not provide this service, such shareholders must have their shares taken out of “street” or nominee name and re-registered in their own name in order to participate in the Automatic Dividend Reinvestment Plan.
Computershare Trust Company, N.A. (“Computershare”) will apply all cash dividends, capital gains and other distributions (collectively, “Distributions”) on the Fund’s shares of common stock which become payable to each Automatic Dividend Reinvestment Plan participant to the purchase of outstanding shares of the Fund’s common stock for such participant.  These purchases may be made on a securities exchange or in the over-the-counter market, and may be subject to such terms of price, delivery, and related matters to which Computershare may agree.  The Fund will not issue new shares in connection with the Automatic Dividend Reinvestment Plan.
Distributions reinvested for participants are subject to income taxes just as if they had been paid directly to the shareholder in cash. Participants will receive a year-end statement showing distributions reinvested, and any brokerage commissions paid on such participant’s behalf.
Shareholders holding shares of the Fund in their own names who wish to terminate their participation in the Automatic Dividend Reinvestment Plan may do so by sending written instruction to Computershare so that Computershare receives such instructions by the Distribution record date.  Shareholders with shares held in account by a bank, broker, or other nominee should contact such bank, broker, or other nominee to determine the procedure for withdrawal from the Automatic Dividend Reinvestment Plan.
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If written instructions are not received by Computershare by the record date for a particular Distribution, that Distribution may be reinvested at the sole discretion of Computershare.  After a shareholder’s instructions to terminate participation in the Automatic Dividend Reinvestment Plan become effective, Distributions will be paid to shareholders in cash. Upon termination, a shareholder may elect to receive either stock or cash for all the full shares in the account.  If cash is elected, Computershare will sell such shares at the weighted average sale price obtained by Computershare’s broker for all shares sold on such batch on the applicable trade date or dates and then send the net proceeds to the shareholder, after deducting any applicable transaction fees, per share fees, and related expenses.  Any fractional shares at the time of termination will be paid in cash at the current market price, less any applicable transaction fees, per share fees, and related expenses, if any.  Shareholders may at any time request a full or partial withdrawal of shares from the Automatic Dividend Reinvestment Plan, without terminating participation in the Automatic Dividend Reinvestment Plan.  When shares outside of the Automatic Dividend Reinvestment Plan are liquidated, Distributions on shares held under the Automatic Dividend Reinvestment Plan will continue to be reinvested unless Computershare is notified of the shareholder’s withdrawal from the Automatic Dividend Reinvestment Plan.
An investor holding shares that participate in the Automatic Dividend Reinvestment Plan in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Automatic Dividend Reinvestment Plan.  Please contact your broker/dealer for additional details.
Computershare will charge participants their proportional share of the per share fees on market purchases.  Participants may obtain a certificate or certificates for all or part of the full shares credited to their accounts at any time by making a request in writing to Computershare.  A fee may be charged to the participant for each certificate issuance.
If you have any questions and shares are registered in your name, contact Computershare at 866 437-0252 or P.O. Box 505000, Louisville, KY 40233-5000.  If you have any questions and shares are registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.
The Automatic Dividend Reinvestment Plan may be amended by the Fund upon 20 days written notice to participants.
RIGHTS OFFERINGS
The Fund may in the future, and at its discretion, choose to make offerings of rights to its shareholders to purchase Common Shares.  Rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the rights.  In connection with a rights offering to shareholders, we would distribute certificates or other documentation (i.e., rights cards distributed in lieu of certificates) evidencing the rights and a prospectus supplement to our shareholders as of the record date that we set for determining the shareholders eligible to receive rights in such rights offering.  Any such future rights offering will be made in accordance with the 1940 Act. Under the laws of Maryland, the Board is authorized to approve rights offerings without obtaining shareholder approval.
The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase Common Shares at a price below the then current NAV so long as certain conditions are met, including:  (i) a good faith determination by a fund’s board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in
55

the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.
Among other things, the applicable prospectus supplement would describe the following terms of the rights in respect of which this Prospectus is being delivered:
•	the period of time the offering would remain open;
•	the underwriter or distributor, if any, of the rights and any associated underwriting fees or discounts applicable to purchases of the rights;
•	the title of such rights;
•	the exercise price for such rights (or method of calculation thereof);
•	the number of such rights issued in respect of each Common Share;
•	the number of rights required to purchase a single Common Share;
•	the extent to which such rights are transferable and the market on which they may be traded if they are transferable;
•	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such rights;
•	the date on which the right to exercise such rights will commence, and the date on which such right will expire (subject to any extension);
•	the extent to which such rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
•	termination right we may have in connection with such rights offering; and
•	any other terms of such rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such rights.
A certain number of rights would entitle the holder of the right(s) to purchase for cash such number of Common Shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the prospectus supplement relating to the rights offered thereby.  Rights would be exercisable at any time up to the close of business on the expiration date for such rights set forth in the prospectus supplement.  After the close of business on the expiration date, all unexercised rights would become void.  Upon expiration of the rights offering and the receipt of payment and the rights certificate or other appropriate documentation properly executed and completed and duly executed at the corporate trust office of the rights agent, or any other office indicated in the prospectus supplement, the Common Shares purchased as a result of such exercise will be issued as soon as practicable.  To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.
TAXATION
The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code.  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income distributed to shareholders.  The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders.  If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98.2% of its capital gain net income, plus any amounts that were not distributed in previous taxable years, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts.
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If the Fund failed to qualify as a regulated investment company in any taxable year, it would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would generally be taxed to certain noncorporate U.S. shareholders (including individuals) as “qualified dividend income” eligible for reduced maximum tax rates.
Distributions of the Fund’s investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Common Shares. Distributions of the Fund’s net capital gain designated as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time Shares have been held by such shareholders, whether paid in cash or reinvested in additional Shares. The Fund expects that its distributions will consist primarily of ordinary income. Distributions in excess  of the Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s Common Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such shareholder (assuming such Shares are held as a capital asset).
Although distributions generally are treated as taxable in the year they are paid, distributions declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by shareholders on the December 31st prior to the date of payment.  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.
Current law provides for reduced federal income tax rates on (i) long-term capital gains received by individuals and certain other non-corporate taxpayers and (ii) “qualified dividend income” received by individuals and certain other non-corporate taxpayers from certain domestic and foreign corporations.  Fund shareholders, as well as the Fund itself, must also satisfy certain holding period and other requirements in order for such reduced rates for “qualified dividend income” to apply.
To the extent that distributions from the Fund are designated as capital gain dividends, such distributions will be eligible for the reduced rates applicable to long-term capital gains.
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
Foreign shareholders, including shareholders who are non-resident aliens, may be subject to U.S. withholding tax on certain distributions (whether received in cash or in shares) at a rate of 30% or such lower rate as prescribed by an applicable treaty.
Foreign shareholders must provide documentation to the Fund certifying their non-United States status. Prospective foreign investors should consult their advisers concerning the tax consequences to them of an investment in Common Shares of the Fund.
The sale or exchange of Common Shares in connection with a repurchase of Common Shares, as well as certain other transfers, will be a taxable transaction for federal income tax purposes.  Except as discussed below, selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Common Shares sold and the amount received.  If the Common Shares are held as a capital asset, the gain or loss will be a capital gain or loss.
57

Any loss recognized upon a taxable disposition of Common Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such Common Shares.  For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.
Fund distributions and gains from sale or exchange of Fund Common Shares generally are subject to state and local income taxes.
Gross proceeds and, for Common Shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to shareholders and the Internal Revenue Service (“IRS”).  Cost basis will be calculated using the Fund’s default method, unless the shareholder instructs the Fund to use a different calculation method.  If a shareholder holds their Fund shares through a broker (or other nominee), the shareholder should contact that broker (nominee) with respect to reporting of cost basis and available elections for their account.
It is possible, although the Fund believes it is unlikely, that, in connection with a repurchase offer, distributions to tendering shareholders may be subject to tax as ordinary income (rather than as gain or loss).
Backup withholding rules require the Fund, in certain circumstances, to withhold federal income tax from dividends and certain other payments, including repurchase proceeds, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and make certain required certifications (including certifications as to foreign status, if applicable), or who are otherwise subject to backup withholding.
Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on the income dividends paid by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected).  The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws.  Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The federal income tax discussion set forth above is for general information only. Shareholders and prospective investors should consult their own advisers regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares of the Fund, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.  For more information, see the “Taxation” section in the Fund’s SAI.
ANNUAL TENDER OFFER MEASUREMENT PERIOD AND REPURCHASES OF SHARES
The Directors have implemented an annual tender offer measurement period to provide a periodic liquidity opportunity to shareholders.  Specifically, if the Fund is trading at an average discount of more
58

than 10% during a 12-week measurement period established each year by the Board during the second calendar quarter of the year, the Fund will conduct a tender offer.  In addition, the Board will consider from time to time more frequent tender offers for and/or open market repurchases of shares of the Fund’s Common Shares.
In addition, the Fund has implemented an open market share repurchase program. The share repurchase program commenced on August 1, 2017 and has no stated expiration date.  Pursuant to the open market share repurchase program, the Fund may purchase up to 10% of the Fund’s shares, from time to time, in open-market transactions, at the discretion of management.
The open-market share repurchase program is intended to benefit shareholders by enabling the Fund to acquire its own shares at a discount to NAV, thereby increasing the proportionate interest of remaining shareholders.  There can be no certainty regarding the impact of share repurchases on the sustainability or size of a discount.
In exercising its discretion consistent with its portfolio management responsibilities, the Manager will take into account various other factors, including, but not limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be undesirable because of liquidity concerns or because the sale might subject the Fund to adverse tax consequences.  Any repurchases would be made on a national securities exchange at the prevailing market price, subject to exchange requirements, federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or borrowing of the Fund.  If and when the Fund’s 10% threshold is reached, no further repurchases could be completed until authorized by the Board.  Until the 10% threshold is reached, the Manager will have the flexibility to commence share repurchases if and when it is determined to be appropriate in light of prevailing circumstances.
Subject to the Fund’s investment restrictions with respect to borrowings, the Fund may incur debt to finance tender offers and/or repurchases.  See “Investment Restrictions.”  Interest on any such borrowings will reduce the Fund’s net investment income, and any such borrowings are subject to special considerations.
There can be no assurance that tenders and/or repurchases will result in the Fund’s shares trading at a price that approximates or is equal to their NAV.  The Fund anticipates that the market price of its shares will from time to time vary from NAV.  The market price of the Fund’s shares will, among other things, be determined by the relative demand for and supply of shares in the market, the Fund’s investment performance, the Fund’s dividends and yield and investor perception of the Fund’s overall attractiveness as an investment as compared with other investment alternatives.  Nevertheless, the fact that the Fund’s shares may be subject to tender offers at NAV from time to time may reduce the spread between market price and NAV that might otherwise exist.  In the opinion of the Manager, sellers may be less inclined to accept a significant discount if they have a reasonable expectation of being able to recover NAV in conjunction with an annual tender offer measurement period.
Although the Board believes that tender offers and share repurchases generally would have a favorable effect on the market price of the Fund’s shares, the repurchase of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund’s expense ratio.  Because of the nature of the Fund’s investment objectives and policies and the Fund’s portfolio, the Manager does not anticipate that tender offers and repurchases should have a materially adverse effect on the Fund’s investment performance and does not anticipate any material difficulty in disposing of portfolio securities in order to consummate tender offers and share repurchases.
59

Although the Board has committed to the annual tender offer measurement period under the circumstances set forth above, it is the Directors’ announced policy, which may be changed by the Directors, that the Fund cannot accept tenders or effect repurchases if (1) such transactions, if consummated, would (a) result in the delisting of the Fund’s shares from the NYSE (the NYSE having advised the Fund that it would consider delisting if the aggregate market value of the Fund’s outstanding shares is less than $5,000,000, the number of publicly held shares falls below 600,000 or the number of round-lot holders falls below 1,200), (b) impair the Fund’s status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund’s income to be taxed at the Fund level in addition to the taxation of shareholders who receive dividends from the Fund) or (c) result in a failure to comply with applicable asset coverage requirements in the event any Senior Securities are issued and outstanding; (2) the amount of securities tendered would require liquidation of such a substantial portion of the Fund’s securities that the Fund would not be able to liquidate portfolio securities in an orderly manner in light of the existing market conditions and such liquidation would have an adverse effect on the NAV of the Fund to the detriment of non-tendering shareholders; (3) there is any (a) in the Board’s judgment, material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) suspension of or limitation on prices for trading securities generally on the NYSE or other national securities exchange(s), or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) National Market System, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the United States or New York State, (d) limitation affecting the Fund or the issuers of its portfolio securities imposed by federal or state authorities on the extension of credit by lending institutions, (e) commence-ment of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) in the Board’s judgment, other event or condition which would have a material adverse effect on the Fund or its holders of Common Shares if shares were repurchased; or (4) the Board determines that effecting any such transaction would constitute a breach of their fiduciary duty owed the Fund or its shareholders.  The Directors may modify these conditions in light of experience.
During the pendency of any tender offer by the Fund, the Fund will calculate daily the NAV of the shares and will establish procedures which will be specified in the tender offer documents, to enable shareholders to ascertain readily such NAV.  Each offer will be made and shareholders notified in accordance with the requirements of the Securities Exchange Act of 1934 and the 1940 Act, either by publication or mailing or both.  Each offering document will contain such information as is prescribed by such laws and the rules and regulations promulgated thereunder, including information for stockholders to consider in deciding whether to tender shares and detailed instructions on how to tender shares.
The Fund will not specify a record date for the tender offer which will not permit a stockholder of record on the effective date of the tender offer to tender his shares.
If the Fund must liquidate portfolio securities in order to purchase shares tendered, the Fund may realize gains and losses.  Such gains may be realized on securities held for less than three months. Because of the limitation of 30% on the portion of the Fund’s gross income that may be derived from the sale or disposition of stocks and securities held less than three months (in order to retain the Fund’s, tax status as a regulated investment company under the Code), such gains would reduce the ability of the Fund to sell other securities held for less than three months that the Fund may wish to sell in the ordinary course of its portfolio management, which may adversely affect the Fund’s yield. See “Taxation.”  The portfolio turnover rate of the Fund may or may not be affected by the Fund’s repurchases of shares pursuant to a tender offer.
In the event that the Fund engages in financial leveraging, the asset coverage requirements of the 1940 Act may restrict the Fund’s ability to engage in repurchases of its shares.  With respect to Senior
60

Securities consisting of debt, such requirements provide that no purchases of shares may be made by the Fund unless, at the time of the purchase, the Senior Securities consisting of debt have an asset coverage of at least 300% after deducting the amount of the purchase price.  With respect to preferred stock, the applicable asset coverage percentage is 200%.  See “Special Leverage Considerations and Risks.”
LEGAL MATTERS
The validity of the Fund’s shares offered hereby will be passed on for the Fund by Stradley Ronon Stevens & Young, LLP, Philadelphia, Pennsylvania. Counsel for the Fund will rely, as to matters of Maryland law, on [     ].
REPORTS TO SHAREHOLDERS
The Fund’s annual and semi-annual reports to shareholders are available on the Fund’s website at https://www.delawarefunds.com/closed-end/literature.  The SEC also maintains a website at www.sec.gov that contains the annual and semi-annual reports to shareholders.
INDEPENDENT AUDITORS
The financial highlight information of the Fund as of November 30, 2018, appearing in this Prospectus, has been audited by [       ], independent auditors, as set forth in their report appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.
LEGAL PROCEEDINGS
There are no material pending legal proceedings to which the Fund or the Investment Manager is a party.
FURTHER INFORMATION
This Prospectus does not contain all of the information included in the Registration Statement filed with the SEC under the Securities Act, and the 1940 Act with respect to the Fund’s shares offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC.  The Registration Statement, including exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.
Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION
Investment Objectives and Policies
Leverage
Investment Restrictions
Portfolio Composition and Other Information
Management of the Fund
Principal Holders
Investment Advisory and Other Agreements
61

Portfolio Management
Proxy Voting Policies and Procedures
Portfolio Transactions and Brokerage
Tax Matters
Financial Statements

Appendix A—Description of Ratings
Until [     ], 2019 ([   ] days after the date of this Prospectus), all dealers that effect transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This delivery requirement is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.
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[     ] Shares
DELAWARE INVESTMENTS® DIVIDEND
AND INCOME FUND, INC.

Common Shares
$[    ] per Share

Prospectus
[    ], 2019

63

The information in this Prospectus Supplement is not complete and may be changed.  Delaware Investments® Dividend and Income Fund, Inc. may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus Supplement is not an offer to sell these securities and is not soliciting offers to buy these securities in any state where the offer or sale is not permitted.
SUBJECT TO COMPLETION, DATED APRIL 30, 2019

PROSPECTUS SUPPLEMENT
(To Prospectus dated [  ], 2019)
Filed Pursuant to Rule 497(c)
Registration Statement No.  333-[  ]
DELAWARE INVESTMENTS® DIVIDEND AND INCOME FUND, INC.
___________ Common Shares
Issuable Upon the Exercise of [Transferrable] Subscription Rights to Acquire Common Shares
Delaware Investments® Dividend and Income Fund, Inc. (the “Fund”, “we”, “us” or “our”) is issuing [transferrable] subscription rights (the “Rights”) to our common shareholders (the “Common Shareholders”) to purchase additional common shares (each, a “Common Share” and collectively, the “Common Shares”).
The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek high current income; capital appreciation is a secondary objective.  Delaware Management Company is the Fund’s Manager (the “Manager”).
The Common Shares are listed on the NYSE under the symbol “DDF”.  Common shareholders of record on [  ], 2019 (the “Record Date”) will receive [  ] Right for each Common Share held.  These Rights are [transferable] and will allow the holders thereof to purchase additional Common Shares.  The Rights will be listed for trading on the [  ] under the symbol “[  ]” during the course of the Rights offering.  It is anticipated that the Common Shares issued pursuant to an exercise of Rights will be listed on the [NYSE].
On [  ], 2019 (the last trading date prior to the Common Shares trading ex-Rights), the last reported net asset value per share of the Common Shares was $[  ] and the last reported sales price per share of Common Shares on the NYSE was $[  ].
The Rights entitle their holders to purchase one new Common Share for every _____ Rights held (1-for-__). Any Common Shareholder who owns fewer than ____ Common Shares as of the close of business on the Record Date may subscribe for one full Common Share.  Holders of Common Shares as of the close of business on the Record Date who fully exercise all Rights initially issued to them (other than those Rights that cannot be exercised because they represent the right to acquire less than one Common Share) generally are entitled, subject to the limitations described herein, to buy those Common Shares, referred to as “over-subscription shares,” that were not purchased by other Rights holders at the same Subscription Price.
For additional information all holders of Rights should contact the Information Agent, [  ], at [  ].  Common Shareholders please call toll-free at [  ] (banks and brokers please call [  ]) or please send written requests to [  ].
Investing in Common Shares through Rights involves certain risks that are described in the “Special Characteristics and Risks of the Rights Offering” section of this Prospectus Supplement.

Shareholders who do not fully exercise their Rights may, at the completion of the Offering, own a smaller proportional interest in the fund than if they exercised their Rights.  As a result of the Offering you may experience substantial dilution of the aggregate net asset value of your Common Shares depending upon whether the fund’s net asset value per Common Share is above or below the subscription price on the expiration date.  All costs of the Offering will be borne by the fund, and indirectly by current shareholders whether they exercise their Rights or not.  Rights exercised by a shareholder are irrevocable.

The Fund has declared a monthly distribution payable on _______, 2019 with a record date of ________, 2019.  Any Common Shares issued after _____, 2019 as a result of the Rights Offering will not be record date shares for the fund’s monthly distribution to be paid on [  ], 2019 and will not be entitled to receive such distribution.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS SUPPLEMENT IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

	Per Share	Total
Estimated subscription price of Common Shares to shareholders exercising Rights(1)	$[ ]	$[ ]
Commissions	$[ ]	$[ ]
Estimated proceeds, before expenses, to the Fund(2)	$[ ]	$[ ]

(1)	The estimated Subscription Price to the public is based upon [ ]% of the last reported sales price of the Fund’s Common Shares of beneficial interest on the NYSE on [ ], 2019.
(2)
Before deduction of expenses related to the Rights offering, which are estimated approximately at $[  ].  Any offering expenses are paid indirectly by shareholders.  Such fees and expenses will immediately reduce the net asset value per share of each Common Share purchased by an investor in the Rights offering.  The indirect expenses of the offering that shareholders will pay are estimated to be $[  ] in the aggregate and $[  ] per share.  The amount of proceeds to the Fund net of any fees and expenses of the offering are estimated to be $[  ] in the aggregate and $[  ] per share.  Shareholders will not directly bear any offering expenses.

An investment in the Fund is not appropriate for all investors.  We cannot assure you that the Fund’s investment objectives will be achieved.  You should read this Prospectus Supplement and the accompanying Prospectus before deciding whether to invest in the Common Shares and retain it for future reference.  The Prospectus Supplement and the accompanying Prospectus contain important information about the Fund.  Material that has been incorporated by reference, including the Fund’s audited annual financial statements, and other information about us can be obtained from the Fund by calling  (866) 437-0252, writing to 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, accessing the Fund’s website at delawarefunds.com/closed-end or from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).
The Common Shares are expected to be ready for delivery in book-entry form through the Depository Trust Company on or about [  ], 2019[, unless extended.  If the offering is extended, the Common Shares are expected to be ready for delivery in book-entry form through the Depository Trust Company on or about [  ], 2019.]
The date of this Prospectus Supplement is [  ], 2019.

You should rely only on the information contained or incorporated by reference in this Prospectus Supplement and the accompanying Prospectus.  The Fund has not authorized anyone to provide you with different information.  The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.  You should not assume that the information contained in this Prospectus

Supplement and the accompanying Prospectus is accurate as of any date other than the date of this Prospectus Supplement and the accompanying Prospectus, respectively.  This Prospectus Supplement will be amended to reflect material changes to the information contained herein and will be delivered to shareholders.  Our business, financial condition, results of operations and prospects may have changed since those dates.  In this Prospectus Supplement and in the accompanying Prospectus, unless otherwise indicated, “Fund,” “us,” “our” and “we” refer to Delaware Investments® Dividend and Income Fund, Inc., a Maryland corporation.  This Prospectus Supplement also includes trademarks owned by other persons.

PROSPECTUS SUPPLEMENT TABLE OF CONTENTS
Cautionary Notice Regarding Forward-Looking Statements	[ ]
Summary of the Terms of the Rights Offering	[ ]
Description of Rights Offering	[ ]
Table of Fees and Expenses	[ ]
Use of Proceeds	[ ]
Capitalization	[ ]
Price Range of Common Shares	[ ]
Special Characteristics and Risks of the Rights Offering	[ ]
Taxation	[ ]
Plan of Distribution	[ ]
Legal Matters	[ ]
Financial Statements	[ ]

PROSPECTUS TABLE OF CONTENTS
Prospectus Summary	[ ]
Summary of Fund Expenses	[ ]
Financial Highlights	[ ]
Plan of Distribution	[ ]
The Fund	[ ]
Use of Proceeds	[ ]
Description of Shares	[ ]
Investment Objectives and Strategies	[ ]
Portfolio Composition and Other Information	[ ]
Special Leverage Consideration and Risks	[ ]
Risks	[ ]
Management of the Fund	[ ]
Dividends and Distributions	[ ]
Automatic Dividend Reinvestment Plan	[ ]
Rights Offering	[ ]
Taxation	[ ]
Annual Tender Offer Measurement Period and Repurchases of Shares	[ ]
Legal Matters	[ ]
Reports to Shareholders	[ ]
Independent Auditors	[ ]
Legal Proceedings	[ ]
Further Information	[ ]
Table of Contents for the Statement of Additional Information	[ ]

CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS
This Prospectus Supplement, the accompanying Prospectus and the Statement of Additional Information (“SAI”) contain “forward-looking statements.” Forward-looking statements can be identified by the words “may,” “will,” “intend,” “expect,” “estimate,” “continue,” “plan,” “anticipate,” and similar terms and the negative of such terms.  Such forward-looking statements may be contained in this Prospectus Supplement as well as in the accompanying Prospectus and in the SAI.  By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements.  Several factors that could materially affect our actual results are the performance of the portfolio of securities we hold, the price at which our shares will trade in the public markets and other factors discussed in our periodic filings with the SEC.
Although we believe that the expectations expressed in our forward-looking statements are reasonable, actual results could differ materially from those projected or assumed in our forward-looking statements.  Our future financial condition and results of operations, as well as any forward-looking statements, are subject to change and are subject to inherent risks and uncertainties, such as those disclosed in the “Risks” section of the accompanying Prospectus and “Special Characteristics and Risks of the Rights Offering” in this Prospectus Supplement.  All forward-looking statements contained or incorporated by reference in this Prospectus Supplement or the accompanying Prospectus, or in the SAI, are made as of the date of this Prospectus Supplement or the accompanying Prospectus or SAI, as the case may be.  Except for our ongoing obligations under the federal securities laws, we do not intend, and we undertake no obligation, to update any forward-looking statement.  The forward-looking statements contained in this Prospectus Supplement, the accompanying Prospectus and the SAI are excluded from the safe harbor protection provided by Section 27A of the Securities Act of 1933, as amended (the “Securities Act”).
Currently known risk factors that could cause actual results to differ materially from our expectations include, but are not limited to, the factors described in the “Risks” section of the accompanying Prospectus as well as in the “Special Characteristics and Risks of the Rights Offering” section of this Prospectus Supplement.  We urge you to review carefully those sections for a more detailed discussion of the risks of an investment in the Common Shares.
SUMMARY OF THE TERMS OF THE RIGHTS OFFERING
Terms of the Rights Offering
One [transferable] subscription right (a “Right”) will be issued for _____ common share of the Fund (each, a “Common Share,” and collectively, the “Common Shares”) held on the record date.  Rights are expected to be admitted for trading on the [  ] under the symbol “[  ]”.  The Rights will allow common shareholders to subscribe for new Common Shares of the Fund.  [  ] Common Shares of the Fund are outstanding as of [  ], 2019.  [  ] Rights will be required to purchase one Common Share (1 for __) however, any Record Date Shareholder (as defined below) who owns fewer than __ Common Shares as of the close of business or the Record Date may subscribe for one full Common Share.  Common Shares of the Fund, as a closed-end fund, can trade at a discount to net asset value.  Upon exercise of the Rights, Common Shares are expected to be issued at a price [at] net asset value per Common Share.  [An over-subscription privilege will be offered, [subject to the right of the Board of Trustees of the Fund (the “Board”) to eliminate the over-subscription privilege.] [  ] Common Shares of the Fund will be issued if all Rights are exercised.  See “Terms of the Rights Offering.”  The Fund has declared a monthly distribution payable on ____, 2019 with a Record Date of ____, 2019.  Any Common Shares issued after ____, 2019 as a result of the Rights offering will not be record date shares for the Fund’s monthly distribution to be paid on [  ], 2019 and will not be entitled to receive such distribution.  The exercise of rights by a shareholder is irrevocable.

Amount Available for Primary Subscription	Approximately $[ ], before expenses.

Title	Subscription Rights to Acquire Common Shares

Subscription Price
The final subscription price per Common Share will be determined based upon a formula equal to [  ]% of the average of the last reported sales price of the Fund’s Common Shares on the NYSE on the Expiration Date (as defined below) and each of the [four] preceding trading days (the “Subscription Price”).  See “Terms of the Rights Offering.”

Record Date	Rights will be issued to holders of record of the Fund’s Common Shares as of the close of business on [ ], 2019 (the “Record Date”). See “Terms of the Rights Offering.”
Number of Rights Issued	One Right will be issued in respect of each Common Share of the Fund outstanding as of the close of business on the Record Date. See “Terms of the Rights Offering.”
Number of Rights Required to Purchase One Common Share
A holder of Rights may purchase [  ] Common Shares of the Fund for every [  ] Rights exercised (1 for __); provided however that any Record Date Shareholder (as defined below) who owns fewer than __ Common Shares as of the close of business on the Record Date may subscribe for one full Common Share.  The number of Rights to be issued to a shareholder as of the close of business on the Record Date will be rounded up to the nearest number of Rights evenly divisible by [  ].  See “Terms of the Rights Offering.”

Over-Subscription Privilege
Holders of Common Shares as of the close of business on the Record Date (“Record Date Shareholders”) who fully exercise all Rights initially issued to them (other than those Rights that cannot be exercised because they represent the right to acquire less than one Common Share) generally are entitled, subject to the limitation described herein, to buy those Common Shares, referred to as “primary over-subscription shares,” that were not purchased by other Rights holders at the same Subscription Price.  If enough primary over-subscription shares are available, all such requests will be honored in full.  If the requests for primary over-subscription shares exceed the primary over-subscription shares available, the available primary over-subscription shares will be allocated pro rata among those fully exercising Record Date Shareholders who over-subscribe based on the number of Rights originally issued to them by the Fund.  Common Shares acquired pursuant to the primary over-subscription privilege are subject to allotment.  Holders of Rights acquired in the secondary market may not participate in the primary over-subscription privilege.

[In addition, the Fund, in its sole discretion, may determine to issue additional Common Shares in an amount of up to [  ]% of the shares issued pursuant to the primary subscription at the Subscription Price, referred to as “secondary over-subscription shares.” Should the Fund determine to issue some or all of the secondary over-subscription shares, they will be allocated only among Record Date Shareholders who submitted over-subscription requests.  Secondary over-subscription shares will be allocated pro rata among those fully exercising Record Date Shareholders who over-subscribe based on the number of Rights originally issued to them by the Fund.  Rights acquired in the secondary market may not participate in the secondary over-subscription privilege.]

Notwithstanding the above, the Board has the right in its absolute discretion to eliminate the primary over-subscription privilege and/or secondary over-subscription privilege (together, the “over-subscription privilege”) if it considers it to be in the best interest of the Fund to do so.  The Board may make that determination at any time, without prior notice to Rights holders or others, up to and including the fifth day following the Expiration Date (as defined below).  See “Over-Subscription Privilege.”

Any Common Shares issued pursuant to the over-subscription privilege will be shares registered under the Prospectus.

Transfer of Rights	[The Rights will be transferable.] See “Terms of the Rights Offering,” “Sales by Rights Agent” and “Method of Transferring Rights.”
Subscription Period
The Rights may be exercised at any time after issuance and prior to expiration of the Rights (the “Subscription Period”), which will be [5:00 PM Eastern Time] on [  ], 2019, unless otherwise extended as described in this Prospectus Supplement (the “Expiration Date”).  See “Terms of the Rights Offering” and “Method of Exercise of Rights.” The Rights offering may be terminated [or extended] by the Fund at any time for any reason before the Expiration Date.  If the Fund terminates the rights offering, the Fund will issue a press release announcing such termination and will direct the Rights Agent (defined below) to return, without interest, all subscription proceeds received to such shareholders who had elected to purchase Shares.

Offering Expenses	The expenses of the Rights offering are expected to be approximately $[ ] and will be borne by holders of the Fund’s Common Shares. See “Use of Proceeds.”
Sale of Rights
The Rights are [transferable] until the completion of the Subscription Period and will be admitted for trading on the [  ] under the symbol “[  ]”.  Although no assurance can be given that a market for the Rights will develop, trading in the Rights on the [  ] is expected to begin two Business Days prior to the Record Date and may be conducted until the close of trading on the last [  ] trading day prior to the Expiration Date.  For purposes of this Prospectus Supplement, a “Business Day” shall mean any day on which trading is conducted on the [  ].

The value of the Rights, if any, will be reflected by their market price on the [  ].  Rights may be sold by individual holders through their broker or financial advisor or may be submitted to the Rights Agent (defined below) for sale.  Holders of Rights attempting to sell any unexercised Rights in the open market through their broker or financial advisor may be charged a commission or incur other transaction expenses and should consider the commissions and fees charged prior to selling their Rights on the open market.  Any Rights submitted to the Rights Agent for sale must be received by the Rights Agent prior to [5:00 PM, Eastern Time], on or before [  ], 2019, [  ] Business Days prior to the Expiration Date (or, if the subscription period is extended, prior to [5:00 PM, Eastern Time], on the [  ] Business Day prior to the extended Expiration Date).

Rights that are sold will not confer any right to acquire any Common Shares in any over-subscription, and any Record Date Shareholder who sells any Rights (other than those Rights that cannot be exercised because they represent the right to acquire less than one Common Share) will not be eligible to participate in the over-subscription privilege, if any.

Trading of the Rights on the [  ] will be conducted on a when-issued basis until and including the date on which the Subscription Certificates (as defined below) are mailed to Record Date Shareholders of record and thereafter will be conducted on a regular-way basis until and including the last [  ] trading day prior to the completion of the Subscription Period.  The shares are expected to begin trading ex-Rights one Business Day prior to the Record Date.

If the Rights Agent receives Rights for sale in a timely manner, it will use its best efforts to sell the Rights on the [  ].  The Rights Agent will also attempt to sell any Rights attributable to shareholders of record whose addresses are outside the United States, or who have an APO or FPO address.  See “Foreign Restrictions.”  Any commissions will be paid by the selling Rights holders.  Neither the Fund nor the Rights Agent will be responsible if Rights cannot be sold and neither has guaranteed any minimum sales price for the Rights.  If the Rights can be sold, sales of these Rights will be deemed to have been effected at the weighted average price received by the Rights Agent on the day such

Rights are sold, less any applicable brokerage commissions, taxes and other expenses (i.e., costs incidental to the sale of Rights).

Holders of Rights who are unable or do not wish to exercise any or all of their Rights and are unsure how to sell Rights through their broker or financial adviser may contact the Rights Agent to facilitate the sale of any unexercised Rights. The Rights Agent will contact the [Dealer Manager] or other brokers in order to assist Rights holders whose Rights are not currently held at a broker-dealer or other applicable financial intermediary to facilitate the sale of the Rights. Shareholders of record whose addresses are outside the United States, or who have an APO or FPO address, are encouraged to contact the Rights Agent to facilitate the sale of their Rights if they are otherwise unable or unwilling to exercise the Rights. The selling Rights holder will pay all applicable brokerage commissions incurred in connection with a sale of Rights.   [If the Rights can be sold, sales of these Rights will be deemed to have been effected at the weighted average price received by the Rights Agent on the day such Rights are sold, less any applicable brokerage commissions, taxes and other expenses (i.e., costs incidental to the sale of Rights). ] There can be no assurance that the Rights Agent will be able to facilitate the sale of any of Rights and neither the Fund nor the Rights Agent has guaranteed any minimum sales price for the Rights.

Shareholders are urged to obtain a recent trading price for the Rights on the [ ] from their broker, bank, financial advisor or the financial press.

Banks, broker-dealers and trust companies that hold shares for the accounts of others are advised to notify those persons that purchase Rights in the secondary market that such Rights will not participate in any over-subscription privilege.  See “Terms of the Rights Offering” and “Sales by Rights Agent.”

Use of Proceeds
The Fund estimates the net proceeds of the Rights offering to be approximately $[  ].  This figure is based on the estimated Subscription Price per Common Share of $[  ] ([  ]% of the last reported sales price of the Fund’s Common Shares on the NYSE on [  ], 2019 and each of the [   ] preceding trading days) and assumes all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $[  ] are paid.

The Manager anticipates that investment of the proceeds will be made in accordance with the Fund’s investment objectives and policies as appropriate investment opportunities are identified, which is expected to be substantially completed in approximately one month; however, the identification of appropriate investment opportunities pursuant to the Fund’s investment style or changes in market conditions may cause the investment period to extend as long as three months.  Pending such investment, the proceeds will be invested in short-term securities issued by the U.S. government or its agencies or instrumentalities or in high quality, short-term or long-term debt obligations or money market instruments.  In addition, some portion of the proceeds may be used to pay off the Fund’s line of credit in the normal course of business.  Depending on market conditions and operations, a portion of the cash held by the Fund, including any proceeds raised from the offering, may be used to pay distributions in accordance with the Fund’s distribution policy and may be a return of capital.  A return of capital is a return to investors of a portion of their original investment in the Fund.  In general terms, a return of capital would involve a situation in which a Fund distribution (or a portion thereof) represents a return of a portion of a shareholder’s investment in the Fund, rather than making a distribution that is funded from the Fund’s earned income or other profits.  Although return of capital distributions may not be currently taxable, such distributions would decrease the basis of a shareholder’s shares, and therefore, may increase a shareholder’s tax liability for capital gains upon a sale of shares, even if sold at a loss to the shareholder’s original investments.  See “Use of

Proceeds.”
Taxation/ERISA	See “Taxation” and “Employee Benefit Plan and IRA Considerations.”
Rights Agent	[ ]. See “Rights Agent.”
Information Agent	[ ]. See “Information Agent.”

DESCRIPTION OF THE RIGHTS OFFERING
Terms of the Rights Offering
The Fund is issuing to Record Date Shareholders Rights to subscribe for Common Shares of the Fund.  Each Record Date Shareholder is being issued one transferable Right for each Common Share owned on the Record Date.  The Rights entitle the holder to acquire, one new Common Share for every ____ Rights held (1-for-__) (provided that any Record Date Shareholder who owns fewer than ____ Common Shares as of the close of business on the Record Date may subscribe for one full Common Share), at a Subscription Price per Common Share determined based upon a formula equal to [  ]% of the average of the last reported sales price of the Fund’s Common Shares on the NYSE on the Expiration Date (as defined below) and each of the four preceding trading days (the “Subscription Price”), [   ].  The estimated Subscription Price to the public of $[  ] is based upon [  ]% of the last reported sales price of the Fund’s Common Shares on the NYSE on [  ], 2019 and each of the four preceding trading days.  Fractional shares will not be issued upon the exercise of the Rights.  Accordingly, Common Shares may be purchased only pursuant to the exercise of Rights in integral multiples of [  ].  The number of Rights to be issued to a Record Date Shareholder will be rounded up to the nearest number of Rights evenly divisible by [  ].  In the case of Common Shares held of record by Cede & Co. (“Cede”), as nominee for the Depository Trust Company (“DTC”), or any other depository or nominee, the number of Rights issued to Cede or such other depository or nominee will be adjusted to permit rounding up (to the nearest number of Rights evenly divisible by [  ]) of the Rights to be received by beneficial owners for whom it is the holder of record only if Cede or such other depository or nominee provides to the Fund on or before the close of business on [  ], 2019 written representation of the number of Rights required for such rounding.  Rights may be exercised at any time during the period (the “Subscription Period”) which commences on [  ], 2019, and ends at [5:00 PM Eastern Time] on [  ], 2019 unless otherwise extended as described in the Prospectus Supplement (the “Expiration Date”), unless otherwise extended.  Shares of the Fund, as a closed-end fund, can trade at a discount to net asset value.  Upon exercise of the Rights offering, Common Shares are expected to be issued at a price [at] net asset value per share.  The right to acquire one Common Share for each [  ] Rights held during the Subscription Period (or any extension of the Subscription Period) at the Subscription Price will be referred to in the remainder of this Prospectus Supplement as the “Rights offering.” Rights will expire on the Expiration Date and thereafter may not be exercised.  The Fund has declared a monthly distribution payable on ____, 2019 with a record date of _____, 2019.  Any Common Shares issued after ____, 2019 as a result of the Rights offering will not be Record Date shares for the Fund’s monthly distribution to be paid on [  ], 2019 and will not be entitled to receive such distribution.
Rights may be evidenced by subscription certificates or may be uncertificated and evidenced by other appropriate documentation (i.e., a rights card distributed to registered shareholders in lieu of a subscription certificate) (“Subscription Certificates”).  The number of Rights issued to each holder will be stated on the Subscription Certificate delivered to the holder.  The method by which Rights may be exercised and Common Shares paid for is set forth below in “Method of Exercise of Rights” and “Payment for Shares.” A holder of Rights will have no right to rescind a purchase after [  ] (the “Rights Agent”) has received payment.  See “Payment for Shares” below.  It is anticipated that the Common Shares issued pursuant to an exercise of Rights will be listed on the [  ].
[Holders of Rights [who are Record Date Shareholders] are entitled to subscribe for additional Common Shares at the same Subscription Price pursuant to the over-subscription privilege, subject to certain limitations, allotment and the right of the Board to eliminate the primary over-subscription privilege [or secondary] over-subscription privilege.  See “Over-Subscription Privilege” below.]

For purposes of determining the maximum number of Common Shares that may be acquired pursuant to the Rights offering, broker-dealers, trust companies, banks or others whose shares are held of record by Cede or by any other depository or nominee will be deemed to be the holders of the Rights that are held by Cede or such other depository or nominee on their behalf.
The Rights are transferable until the completion of the Subscription Period and will be admitted for trading on the [  ] under the symbol “[  ]”.  Assuming a market exists for the Rights, the Rights may be purchased and sold through usual brokerage channels and also sold through the Rights Agent.  Although no assurance can be given that a market for the Rights will develop, trading in the Rights on the [  ] is expected to begin two Business Days prior to the Record Date and may be conducted until the close of trading on the last [  ] trading day prior to the Expiration Date.  Trading of the Rights on the [  ] is expected to be conducted on a when-issued basis until and including the date on which the Subscription Certificates are mailed to Record Date Shareholders of record and thereafter is expected to be conducted on a regular way basis until and including the last [  ] trading day prior to the Expiration Date.  The method by which Rights may be transferred is set forth below under “Method of Transferring Rights.” The Common Shares are expected to begin trading ex-Rights one Business Day prior to the Record Date as determined and announced by the [  ].  The Rights offering may be terminated or extended by the Fund at any time for any reason before the Expiration Date.  If the Fund terminates the Rights offering, the Fund will issue a press release announcing such termination and will direct the Rights Agent to return, without interest, all subscription proceeds received to such shareholders who had elected to purchase Common Shares.
Nominees who hold the Fund’s Common Shares for the account of others, such as banks, broker-dealers, trustees or depositories for securities, should notify the respective beneficial owners of such shares as soon as possible to ascertain such beneficial owners’ intentions and to obtain instructions with respect to the Rights.  If the beneficial owner so instructs, the nominee should complete the Subscription Certificate and submit it to the Rights Agent with proper payment.  In addition, beneficial owners of the Common Shares or Rights held through such a nominee should contact the nominee and request the nominee to effect transactions in accordance with such beneficial owner’s instructions.

[Participants in the Fund’s Dividend Reinvestment Plan (the “Plan”) will be issued Rights in respect of the Common Shares held in their accounts in the Plan.  Participants wishing to exercise these Rights must exercise the Rights in accordance with the procedures set forth in “Method of Exercise of Rights” and “Payment for Shares.”]
Conditions of the Rights Offering
The rights offering is being made in accordance with the 1940 Act without shareholder approval.  The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase common shares at a price below the then current net asset value so long as certain conditions are met, including: (i) a good faith determination by a fund’s board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.
Important Dates to Remember
[Please note that the dates in the table below may change if the rights offering is extended.]
Event	Date
Record Date	[ ], 2019
Subscription Period	[ ], 2019 through [ ], 2019†
Expiration Date*	[ ], 2019†

Event	Date
Payment for Guarantees of Delivery Due*	[ ], 2019†
Issuance Date	[ ], 2019†
Confirmation Date	[ ], 2019†
*      A shareholder exercising Rights must deliver to the Rights Agent by [5:00 PM Eastern Time] on [  ], 2019 (unless the offer is extended) either (a) a Subscription Certificate and payment for Common Shares or (b) a notice of guaranteed delivery and payment for Common Shares.
†      Unless the offer is extended.
[Over-Subscription Privilege
The Board has the right in its absolute discretion to eliminate the over-subscription privilege with respect to primary over-subscription shares and secondary over-subscription shares if it considers it to be in the best interest of the Fund to do so.  The Board may make that determination at any time, without prior notice to Rights holders or others, up to and including the fifth day following the Expiration Date.  If the primary over-subscription privilege is not eliminated, it will operate as set forth below.
Rights holders [who are Record Date Shareholders and who fully exercise their Rights initially issued to them (other than those Rights that cannot be exercised because they represent the right to acquire less than one Common Share)] are entitled to subscribe for additional Common Shares at the same Subscription Price pursuant to the over-subscription privilege, subject to certain limitations and subject to allotment.
[Record Date Shareholders who fully exercise all Rights initially issued to them] are entitled to buy those Common Shares, referred to as “primary over-subscription shares,” that were not purchased by other holders of Rights at the same Subscription Price.  If enough primary over-subscription shares are available, all such requests will be honored in full.  If the requests for primary over-subscription shares exceed the primary over-subscription shares available, the available primary over-subscription shares will be allocated pro rata among those fully exercising [Record Date Shareholders] who over-subscribe based on the number of Rights originally issued to them by the Fund.  Common Shares acquired pursuant to the over-subscription privilege are subject to allotment.
[In addition, the Fund, in its sole discretion, may determine to issue additional Common Shares in an amount of up to [    ]% of the shares issued pursuant to the primary subscription, referred to as “secondary over-subscription shares.” Should the Fund determine to issue some or all of the secondary over-subscription shares, they will be allocated only among Record Date Shareholders who submitted over-subscription requests.  Secondary over-subscription shares will be allocated pro rata among those fully exercising Record Date Shareholders who over-subscribe based on the number of Rights originally issued to them by the Fund.  Holders of Rights acquired in the secondary market may not participate in the over-subscription privilege.]
Record Date Shareholders who are fully exercising their Rights during the Subscription Period should indicate, on the Subscription Certificate that they submit with respect to the exercise of the Rights issued to them, how many Common Shares they are willing to acquire pursuant to the over-subscription privilege.  Holders of Rights acquired in the secondary market may not participate in the over-subscription privilege.
To the extent sufficient Common Shares are not available to fulfill all over-subscription requests, unsubscribed Common Shares (the “Excess Shares”) will be allocated pro rata among those Record Date Shareholders who over-subscribe based on the number of Rights issued to them by the Fund.  The allocation process may involve a series of allocations in order to assure that the total number of Common Shares available for over-subscriptions is distributed on a pro rata basis.

The formula to be used in allocating the Excess Shares is as follows:
Banks, broker-dealers, trustees and other nominee holders of Rights will be required to certify to the Rights Agent, before any over-subscription privilege may be exercised with respect to any particular beneficial owner, as to the aggregate number of Rights exercised during the Subscription Period and the number of Common Shares subscribed for pursuant to the over-subscription privilege by such beneficial owner and that such beneficial owner’s subscription was exercised in full.  Nominee holder over-subscription forms and beneficial owner certification forms will be distributed to banks, broker-dealers, trustees and other nominee holders of Rights with the Subscription Certificates.  [Nominees should also notify holders purchasing Rights in the secondary market that such Rights may not participate in the over-subscription privilege.]
The Fund will not otherwise offer or sell any Common Shares that are not subscribed for pursuant to the primary subscription, the primary over-subscription privilege or the secondary over-subscription privilege pursuant to the Rights offering.]
Sales by Rights Agent
Holders of Rights who are unable or do not wish to exercise any or all of their Rights may instruct the Rights Agent to sell any unexercised Rights.  The Subscription Certificates representing the Rights to be sold by the Rights Agent must be received prior to [5:00 PM, Eastern Time], on [  ], 2019, five Business Days prior to the Expiration Date (or, if the subscription period is extended, prior to [5:00 PM, Eastern Time], on the fifth Business Day prior to the extended Expiration Date).  Upon the timely receipt of the appropriate instructions to sell Rights, the Rights Agent will use its best efforts to complete the sale and will remit the proceeds of sale, net of any commissions, to the holders.  The Rights Agent will also attempt to sell any Rights attributable to shareholders of record whose addresses are outside the United States, or who have an APO or FPO address.  The selling Rights holder will pay all brokerage commissions incurred by the Rights Agent.  These sales may be effected by the Rights Agent.  The Rights Agent will automatically attempt to sell any unexercised Rights that remain unclaimed as a result of Subscription Certificates being returned by the postal authorities as undeliverable as of the [  ] Business Day prior to the Expiration Date.  These sales will be made net of commissions, taxes and any other expenses paid on behalf of the nonclaiming holders of Rights.  Proceeds from those sales will be held by American Stock Transfer & Trust Company, LLC in its capacity as the Fund’s transfer agent, for the account of the nonclaiming holder of Rights until the proceeds are either claimed or escheated.  There can be no assurance that the Rights Agent will be able to complete the sale of any of these Rights and neither the Fund nor the Rights Agent has guaranteed any minimum sales price for the Rights.  All of these Rights will be sold at the market price, if any, through an exchange or market trading the Rights.  If the Rights can be sold, sales of the Rights will be deemed to have been effected at the weighted average price received by the Rights Agent on the day such Rights are sold, less any applicable brokerage commissions, taxes and other expenses.
[Dealer Manager
[  ] (the “Dealer Manager”), a registered broker-dealer, may also act on behalf of its clients to purchase or sell Rights in the open market and be compensated for its services at a commission of up to $[  ] per Right, provided that, if the Rights trade at a value of $0.01 or less at the time of such sale, then no commission will be charged.  Holders of Rights attempting to sell any unexercised Rights in the open market through a broker-dealer other than the Dealer Manager should consider the commissions and fees charged by the broker-dealer prior to selling their Rights on the open market.]
Sale of Rights
The Rights are transferable and will be admitted for trading on the [  ] under the symbol “[  ].” Although no assurance can be given that a market for the Rights will develop, trading in the Rights on the [  ] is expected to being two Business Days prior to the Record Date and may be conducted until the close of trading on the last [  ] trading day prior to the Expiration Date.
The value of the Rights, if any, will be reflected by the market price.  Rights may be sold by individual holders or may be submitted to the Rights Agent for sale.  Any Rights submitted to the Rights Agent for sale must be received by the Rights Agent prior to [5:00 PM, Eastern Time], on [  ], 2019, five Business Days prior to the Expiration Date (or, if the subscription period is extended, prior to [5:00 PM, Eastern Time], on the [  ] Business Day prior to the extended Expiration Date).
[Rights that are sold will not confer any right to acquire any Common Shares in any primary over-subscription privilege or secondary over-subscription privilege, if any, and any Record Date Shareholder who sells any Rights will not be eligible to participate in the primary over-subscription privilege or secondary over-subscription privilege, if any.]
Trading of the Rights on the [  ] will be conducted on a when-issued basis until and including the date on which the Subscription Certificates (as defined below) are mailed to Record Date Shareholders of record and thereafter will be conducted on a regular-way basis until and including the last [  ] trading day prior to the Expiration Date.  The Common Shares are expected to begin trading ex-Rights one Business Day prior to the Record Date.
Shareholders are urged to obtain a recent trading price for the Rights on the [  ] from their broker, bank, financial advisor or the financial press.
Method of Transferring Rights
The Rights evidenced by a single Subscription Certificate may be transferred in whole by endorsing the Subscription Certificate for transfer in accordance with the accompanying instructions.  A portion of the Rights evidenced by a single Subscription Certificate (but not fractional Rights) may be transferred by delivering to the Rights Agent a Subscription Certificate properly endorsed for transfer, with instructions to register the portion of the Rights evidenced thereby in the name of the transferee (and to issue a new Subscription Certificate to the transferee evidencing the transferred Rights).  In this event, a new Subscription Certificate evidencing the balance of the Rights will be issued to the Rights holder or, if the Rights holder so instructs, to an additional transferee.
Holders wishing to transfer all or a portion of their Rights (but not fractional Rights) should promptly transfer such Rights to ensure that: (i) the transfer instructions will be received and processed by the Rights Agent, (ii) a new Subscription Certificate will be issued and transmitted to the transferee or transferees with respect to transferred Rights, and to the holder with respect to retained Rights, if any, and (iii) the Rights evidenced by the new Subscription Certificates may be exercised or sold by the recipients thereof prior to the Expiration Date.  Neither the Fund nor the Rights Agent shall have any liability to a transferee or holder of Rights if Subscription Certificates are not received in time for exercise or sale prior to the Expiration Date.
Except for the fees charged by the Rights Agent (which will be paid by the Fund as described below), all commissions, fees and other expenses (including brokerage commissions and transfer taxes) incurred in connection with the purchase, sale, transfer or exercise of Rights will be for the account of the holder of the Rights, and none of these commissions, fees or expenses will be borne by the Fund or the Rights Agent.
The Fund anticipates that the Rights will be eligible for transfer through, and that the exercise of the Rights may be effected through, the facilities of DTC (Rights exercised through DTC are referred to as “DTC Exercised Rights”).
Rights Agent
The Rights Agent is [  ].  The Rights Agent will receive from the Fund an amount estimated to be $[  ], comprised of the fee for its services and the reimbursement for certain expenses related to the Rights offering.  The shareholders of the Fund will indirectly pay such amount.

Information Agent
INQUIRIES BY ALL HOLDERS OF RIGHTS SHOULD BE DIRECTED TO: THE INFORMATION AGENT, [  ]; HOLDERS PLEASE CALL TOLL-FREE AT [  ]; BANKS AND BROKERS PLEASE CALL [  ].
Method of Exercise of Rights
Rights may be exercised by completing and signing the Subscription Certificate and mailing it in the envelope provided, or otherwise delivering the completed and signed Subscription Certificate to the Rights Agent, together with payment for the Common Shares as described below under “Payment for Shares.”  Rights may also be exercised through the broker of a holder of Rights, who may charge the holder of Rights a servicing fee in connection with such exercise.
Completed Subscription Certificates and payment must be received by the Rights Agent prior to [5:00 PM Eastern Time], on the Expiration Date (unless payment is effected by means of a notice of guaranteed delivery as described below under “Payment for Shares”).  Your broker, bank, trust company or other intermediary may impose a deadline for exercising Rights earlier than [5:00 PM, Eastern Time], on the Expiration Date.  The Subscription Certificate and payment should be delivered to the Rights Agent at the following address:

If By Mail:
Delaware Investments® Dividend and Income Fund, Inc.
[ ]
If By Overnight Courier:
Delaware Investments® Dividend and Income Fund, Inc.
[ ]

Payment for Shares
Holders of Rights who acquire Common Shares in the Rights offering may choose between the following methods of payment:
(1)    A holder of Rights can send the Subscription Certificate, together with payment in the form of a check (which must include the name of the shareholder on the check) for the Common Shares subscribed for in the Rights offering and, if eligible, for any additional Common Shares subscribed for pursuant to the over-subscription privilege, to the Rights Agent based on the Subscription Price.  To be accepted, the payment, together with the executed Subscription Certificate, must be received by the Rights Agent at one of the addresses noted above prior to [5:00 PM Eastern Time] on the Expiration Date.  The Rights Agent will deposit all share purchase checks received by it prior to the final due date into a segregated account pending proration and distribution of Common Shares.  The Rights Agent will not accept cash as a means of payment for Common Shares.  A holder of Rights may contact the Rights Agent at ________ to confirm receipt of the Subscription Certificate and payment for Common Shares.
(2)    Alternatively, a subscription will be accepted by the Rights Agent if, prior to [5:00 PM Eastern Time] on the Expiration Date, the Rights Agent has received a written notice of guaranteed delivery by mail or email from a bank, trust company, or a NYSE member, guaranteeing delivery of a properly completed and executed Subscription Certificate.  In order for the notice of guarantee to be valid, full payment for the Common Shares at the Subscription Price must be received with the notice.  The Rights Agent will not honor a notice of guaranteed delivery unless a properly completed and executed Subscription Certificate is received by the Rights Agent by the close of business on the [second] Business Day after the Expiration Date.  The notice of guaranteed delivery must be emailed to the Rights Agent at [  ] or delivered to the Rights Agent at one of the addresses noted above.
A PAYMENT PURSUANT TO THIS METHOD MUST BE IN UNITED STATES DOLLARS BY CHECK (WHICH MUST INCLUDE THE NAME OF THE SHAREHOLDER ON THE CHECK) DRAWN ON A BANK LOCATED IN THE CONTINENTAL UNITED STATES, MUST BE PAYABLE TO DELAWARE INVESTMENTS® DIVIDEND AND INCOME FUND, INC. AND MUST ACCOMPANY AN EXECUTED SUBSCRIPTION CERTIFICATE TO BE ACCEPTED.
If a holder of Rights who acquires Common Shares pursuant to the Rights offering does not make payment of all amounts due, the Fund reserves the right to take any or all of the following actions: (i) find other purchasers for such subscribed-for and unpaid-for Common Shares; (ii) apply any payment actually received by it toward the purchase of the greatest whole number of Common Shares which could be acquired by such holder upon exercise of the Rights or any over-subscription privilege; (iii) sell all or a portion of the Common Shares purchased by the holder, in the open market, and apply the proceeds to the amounts owed; and (iv) exercise any and all other rights or remedies to which it may be entitled, including, without limitation, the right to set off against payments actually received by it with respect to such subscribed Common Shares and to enforce the relevant guarantee of payment.
Any payment required from a holder of Rights must be received by the Rights Agent prior to [5:00 PM Eastern Time] on the Expiration Date.  Issuance and delivery of the Common Shares purchased are subject to collection of checks.
Within [  ] Business Days following the Expiration Date (the “Confirmation Date”), a confirmation will be sent by the Rights Agent to each holder of Rights (or, if the Common Shares are held by Cede or any other depository or nominee, to Cede or such other depository or nominee), showing (i) the number of Common Shares acquired pursuant to the Subscription, (ii) the number of Common Shares, if any, acquired pursuant to the over-subscription privilege, and (iii) the per share and total purchase price for the Common Shares.  Any payment required from a holder of Rights must be received by the Rights Agent on or prior to the Expiration Date.  Any excess payment to be refunded by the Fund to a holder of Rights, or to be paid to a holder of Rights as a result of sales of Rights on its behalf by the Rights Agent, will be mailed by the Rights Agent to the holder within [  ]  Business Days after the Expiration Date.
A holder of Rights will have no right to rescind a purchase after the Rights Agent has received payment either by means of a notice of guaranteed delivery or a check, which must include the name of the shareholder on the check.
Upon acceptance of a subscription, all funds received by the Rights Agent shall be held by the Rights Agent as agent for the Fund and deposited in one or more bank accounts.  Such funds may be invested by the Rights Agent in: bank accounts, short term certificates of deposit, bank repurchase agreements, and disbursement accounts with commercial banks meeting certain standards.  The Rights Agent may receive interest, dividends or other earnings in connection with such deposits or investments.
Holders, such as broker-dealers, trustees or depositories for securities, who hold Common Shares for the account of others, should notify the respective beneficial owners of the Common Shares as soon as possible to ascertain such beneficial owners’ intentions and to obtain instructions with respect to the Rights.  If the beneficial owner so instructs, the record holder of the Rights should complete Subscription Certificates and submit them to the Rights Agent with the proper payment.  In addition, beneficial owners of Common Shares or Rights held through such a holder should contact the holder and request that the holder effect transactions in accordance with the beneficial owner’s instructions.  [Banks, broker-dealers, trustees and other nominee holders that hold Common Shares of the Fund for the accounts of others are advised to notify those persons that purchase Rights in the secondary market that such Rights may not participate in any over-subscription privilege offered.]
THE INSTRUCTIONS ACCOMPANYING THE SUBSCRIPTION CERTIFICATES SHOULD BE READ CAREFULLY AND FOLLOWED IN DETAIL.  DO NOT SEND SUBSCRIPTION CERTIFICATES TO THE FUND.

THE METHOD OF DELIVERY OF SUBSCRIPTION CERTIFICATES AND PAYMENT OF THE SUBSCRIPTION PRICE TO THE RIGHTS AGENT WILL BE AT THE ELECTION AND RISK OF THE RIGHTS HOLDERS, BUT IF SENT BY MAIL IT IS RECOMMENDED THAT THE CERTIFICATES AND PAYMENTS BE SENT BY REGISTERED MAIL, PROPERLY INSURED, WITH RETURN RECEIPT REQUESTED, AND THAT A SUFFICIENT NUMBER OF DAYS BE ALLOWED TO ENSURE DELIVERY TO THE RIGHTS AGENT AND CLEARANCE OF PAYMENT PRIOR TO [5:00 PM EASTERN TIME], ON THE EXPIRATION DATE.  BECAUSE UNCERTIFIED PERSONAL CHECKS MAY TAKE AT LEAST FIVE BUSINESS DAYS TO CLEAR, YOU ARE STRONGLY URGED TO PAY, OR ARRANGE FOR PAYMENT, BY MEANS OF A CERTIFIED OR CASHIER’S CHECK, WHICH MUST INCLUDE THE NAME OF THE SHAREHOLDER ON THE CHECK.
All questions concerning the timeliness, validity, form and eligibility of any exercise of Rights will be determined by the Fund, whose determinations will be final and binding.  The Fund in its sole discretion may waive any defect or irregularity, or permit a defect or irregularity to be corrected within such time as it may determine, or reject the purported exercise of any Right.  Subscriptions will not be deemed to have been received or accepted until all irregularities have been waived or cured within such time as the Fund determines in its sole discretion.  Neither the Fund nor the Rights Agent will be under any duty to give notification of any defect or irregularity in connection with the submission of Subscription Certificates or incur any liability for failure to give such notification.
Foreign Restrictions
Subscription Certificates will only be mailed to Record Date Shareholders of record whose addresses are within the United States (other than an APO or FPO address).  Because the Rights offering will not be registered in any jurisdiction other than the United States, Common Shareholders in these jurisdictions should contact the Rights Agent for help in facilitating the sale of the Rights issued to Record Date Shareholders outside of the United States.  If the Rights can be sold, sales of these Rights will be [deemed to have been effected at the weighted average price received by the Rights Agent on the day the Rights are subject to] sold, less any applicable brokerage commissions, taxes and other expenses.
Notice of Net Asset Value Decline
The Fund has, pursuant to the SEC’s regulatory requirements, undertaken to suspend the Rights offering until the Fund amends this Prospectus Supplement if, after [  ], 2019 (the date of this Prospectus Supplement), the Fund’s net asset value declines more than 10% from the Fund’s net asset value as of that date.  In that event, the Expiration Date will be extended and the Fund will notify Record Date Shareholders of record of any such decline and permit Rights holders to cancel their exercise of Rights.
Employee Benefit Plan and IRA Considerations
Holders of Rights that are employee benefit plans subject to limitations imposed by the Internal Revenue Code of 1986, as amended (the “Code”), such as employee plans subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), Keogh Plans and Individual Retirement Accounts (“IRA”) (each a “Benefit Plan” and collectively, “Benefit Plans”), should be aware that the use of additional contributions of cash outside of the Benefit Plan to exercise Rights may be treated as additional contributions to the Benefit Plan.  When taken together with contributions previously made, such deemed additional contributions may be in excess of tax limitations and subject the Rights holder to excise taxes for excess or nondeductible contributions.  In the case of Benefit Plans qualified under Section 401(a) of the Code, additional contributions could cause the maximum contribution limitations of Section 415 of the Code or other qualification rules to be violated.  Benefit Plans contemplating making additional contributions to exercise Rights should consult with their legal and tax counsel prior to making such contributions.
Benefit Plans and other tax exempt entities, including governmental plans, should also be aware that if they borrow to finance their exercise of Rights, they may become subject to the tax on unrelated business taxable income (“UBTI”) under Section 511 of the Code.  If any portion of an IRA is used as security for a loan, the portion so used may also be treated as distributed to the IRA depositor.

A Benefit Plan may also be subject to laws, such as ERISA, that impose certain requirements on the Benefit Plan and on those persons who are fiduciaries with respect to the Benefit Plans.  Such requirements may include prudence and diversification requirements and require that investments be made in accordance with the documents governing the Benefit Plan.  The exercise of Rights by a fiduciary for a Benefit Plan should be considered in light of such fiduciary requirements.
In addition, ERISA and the Code prohibit certain transactions involving the assets of a Benefit Plan and certain persons (referred to as “parties in interest” for purposes of ERISA and “disqualified persons” for purposes of the Code) having certain relationships to such Benefit Plans and also prohibit “self dealing” transactions, unless a statutory or administrative exemption is applicable to the transaction.  A party in interest or disqualified person who engages in a nonexempt prohibited transaction may be subject to excise taxes and other penalties and liabilities under ERISA and the Code (or with respect to certain Benefit Plans, such as IRAs, a prohibited transaction may cause the Benefit Plan to lose its tax- exempt status).  In this regard, the U.S. Department of Labor has issued prohibited transaction class exemptions (“PTCEs”) that may apply to the exercise of the Rights and holding and disposition of the Common Shares.  These class exemptions include, without limitation, PTCE 84-14 respecting transactions determined by independent qualified professional asset managers, PTCE 90-1 respecting insurance company pooled separate accounts, PTCE 91-38 respecting bank collective investment funds, PTCE 95-60 respecting life insurance company general accounts and PTCE 96-23 respecting transactions determined by in-house asset managers, PTCE 84-24 governing purchases of shares in investment companies) and PTCE 75-1 respecting sales of securities.  In addition, Section 408(b)(17) of ERISA and Section 4975(d)(20) of the Code each provides a limited exemption, commonly referred to as the “service provider exemption,” from the prohibited transaction provisions of ERISA and Section 4975 of the Code for certain transactions between a Benefit Plan and a person that is a party in interest and/or a disqualified person (other than a fiduciary or an affiliate that, directly or indirectly, has or exercises any discretionary authority or control or renders any investment advice with respect to the assets of any Benefit Plan involved in the transaction) solely by reason of providing services to the Benefit Plan or by relationship to a service provider, provided that the Benefit Plan receives no less, nor pays no more, than adequate consideration.  There can be no assurance that all of the conditions of any such exemptions or any other exemption will be satisfied in connection with any Benefit Plan’s exercise of Rights, or thereafter with respect to its investment or disposition of the Common Shares.
By its exercise of the Rights, each Benefit Plan will be deemed to have represented and warranted that (i) neither the exercise of the Rights, nor the investment in Common Shares pursuant to such exercise, will result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Code, or any substantially similar law, and (ii) neither Investment Manager, the Dealer Manager, the Fund or any of their affiliates is or will be a fiduciary of the Benefit Plan with respect to the Benefit Plan’s exercise of the Rights or its investment in Common Shares, for purposes of ERISA and Section 4975 of the Code, or any applicable substantially similar law.
Due to the complexity of these rules and the penalties for noncompliance, fiduciaries of Benefit Plans, should consult with their legal and tax counsel regarding the consequences of their exercise of Rights under ERISA, the Code and other similar laws.
TABLE OF FEES AND EXPENSES
The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Shares as a percentage of net assets attributable to Common Shares.  Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering, assuming that we incur the estimated offering expenses.
Shareholder Transaction Expenses
Record Date Sales Load (as a percentage of offering price)	[ ]%
Offering Expenses (as a percentage of offering price)(1)	[ ]%
Dividend Reinvestment Plan Fees(2)	None

Annual Operating Expenses
Percentage of Managed Assets Attributable to Common Shares
Management Fees(3)	[ ]%
Other Expenses(4)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
_______________________
(1) The Fund will pay all offering expenses involved with this offering and Common Shareholders, including those who do not exercise their Rights, will indirectly bear such expenses.  Offering expenses borne by the Fund are estimated to be approximately $__ in the aggregate.
(2) You will pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
(3) The Manager is entitled to receive an investment management fee of 0.55% per year of the Fund’s adjusted average daily net assets.  For purposes of the calculation of investment management fees, adjusted average daily net assets exclude the line of credit liability.  If the Fund uses leverage, the amount of fees paid to the manager for investment management services will be higher than if the fund does not use leverage because the fees paid are calculated on the fund’s adjusted average daily net assets, which include assets purchased with leverage.  The management fee for the Fund reflects the amount of leverage used by the Fund as of _______ which included total outstanding leverage of $_____.  This concept of managed assets is from Franklin.  When they calculated net assets they exclude the Credit Facility and other financial leverage.  Confirm that applies here too.
(4) “Other Expenses” have been estimated assuming the completion of the proposed issuance.
The purpose of the table above and the examples below is to help you understand all fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.
Example
The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares, assuming a 5% annual portfolio total return.*
	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$[ ]	$[ ]	$[ ]	$[ ]

*  The example should not be considered a representation of future expenses.  The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at net asset value.  Actual expenses may be greater or less than those assumed.  Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
USE OF PROCEEDS
The Fund estimates the net proceeds of the Rights offering to be approximately $[  ], based on the estimated Subscription Price per Common Share of $[  ] ([  ]% of the last reported sales price of the Fund’s Common Shares on the NYSE on [  ], 2019 [and each of the four (4) preceding trading days]), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $[  ] are paid.
The Manager expects that it will initially invest the proceeds of the offering in short-term securities issued by the U.S. government or its agencies or instrumentalities or in high quality short-term or long-term debt obligations or money market instruments.  The Manager anticipates that the investment of the proceeds will be made in accordance with the Fund’s investment objectives and policies as appropriate investment opportunities are identified, which is expected to be substantially completed within approximately one month; however, the identification of appropriate investment opportunities pursuant to the Fund’s investment style or changes in market conditions may cause the investment period to extend as long as three months.  Depending on market conditions and operations, a portion of the cash held by the Fund, including any proceeds raised from the Rights offering, may be used to pay distributions in accordance with the Fund’s distribution policy and may be a return of capital.  A return of capital is a return to investors of a portion of their original investment in the Fund.  In general terms, a return of capital would involve a situation in which a Fund distribution (or a portion thereof) represents a return of a portion of a shareholder’s investment in the Fund, rather than making a distribution that is funded from the Fund’s earned income or other profits.  Although return of capital distributions may not be currently taxable, such distributions would decrease the basis of a shareholder’s shares, and therefore, may increase a shareholder’s tax liability for capital gains upon a sale of shares, even if sold at a loss to the shareholder’s original investments.
CAPITALIZATION
The following table sets forth the unaudited capitalization of the Fund as of [  ], 2019 and its adjusted capitalization assuming the Common Shares available in the Rights offering discussed in this Prospectus Supplement had been issued.
[To be provided.]
PRICE RANGE OF COMMON SHARES
The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per share of our Common Shares and the net asset value and the premium or discount from net asset value per share at which the Common Shares were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.
	NAV per Common Share on Date of Market Price(1)		NYSE Market Price per Common Share(2)		Premium/(Discount) on Date of Market Price(3)		Trading(4)
During Quarter Ended	High	Low	High	Low	High	Low	Volume
Nov. 30, 2016
Feb. 28, 2017
May 31, 2017
Aug. 31, 2017
Nov. 30, 2017
Feb. 28, 2018
May 31, 2018
Aug. 31, 2018
Nov. 30, 2018
Feb. 28, 2019
(1)	Based on Fund’s Computation
(2)	Source: NYSE
(3)	Based on Fund’s Computation
(4)	Source: Bloomberg
On [  ], 2019, the last reported net asset value per Common Share was $[  ] and the last reported sales price per Common Share on the NYSE was $[  ].

SPECIAL CHARACTERISTICS AND RISKS OF THE RIGHTS OFFERING
Risk is inherent in all investing. Therefore, before investing in the Common Shares you should consider the risks associated with such an investment carefully.  See “Risks” in the Prospectus.  The following summarizes some of the matters that you should consider before investing in the Fund through the Rights offering:
Dilution.  Record Date Shareholders who do not fully exercise their Rights will, at the completion of the Rights offering, own a smaller proportional interest in the Fund than owned prior to the Rights offering.  The completion of the Rights offering will result in immediate voting dilution for such shareholders.  Further, both the sales load and the expenses associated with the Rights offering will immediately reduce the net asset value of each outstanding Common Share.  In addition, if the Subscription Price is less than the net asset value per Common Share as of the Expiration Date, the completion of this Rights offering will result in an immediate dilution of the net asset value per Common Share for all existing Common Shareholders (i.e., will cause the net asset value per Common Share to decrease).  It is anticipated that existing Common Shareholders will experience immediate dilution even if they fully exercise their Rights.  Such dilution is not currently determinable because it is not known how many Common Shares will be subscribed for, what the net asset value per Common Share or market price of the Common Shares will be on the Expiration Date or what the Subscription Price per Common Share will be.  If the Subscription Price is substantially less than the current net asset value per Common Share, this dilution could be substantial.  The Fund will pay expenses associated with the Rights offering, estimated at approximately $_______.  All of the costs of the Rights offering will be borne by the Fund’s Common Shareholders, including those who do not exercise their Rights.  See “Table of Fees and Expenses” in this Prospectus Supplement and “Summary of Fund Expenses” in the accompanying Prospectus for more information.
If you do not exercise all of your Rights, you may own a smaller proportional interest in the Fund when the Rights offering is over.  In addition, you will experience an immediate dilution of the aggregate net asset value per Common Share if you do not participate in the Rights offering and will experience a reduction in the net asset value per Common Share whether or not you exercise your Rights, if the Subscription Price is below the Fund’s net asset value per Common Share on the Expiration Date, because:
•	the offered Common Shares are being sold at less than their current net asset value;
•	you will indirectly bear the expenses of the Rights offering; and
•	the number of Common Shares outstanding after the Rights offering will have increased proportionately more than the increase in the amount of the Fund’s net assets.
On the other hand, if the Subscription Price is above the Fund’s net asset value per Common Share on the Expiration Date, you may experience an immediate accretion of the aggregate net asset value per share of your Common Shares even if you do not exercise your Rights and an immediate increase in the net asset value per Common Share whether or not you participate in the Rights offering, because:
•	the offered Common Shares are being sold at more than their current net asset value after deducting the expenses of the Rights offering; and
•	the number of Common Shares outstanding after the Rights offering will have increased proportionately less than the increase in the amount of the Fund’s net assets.
[Furthermore, if you do not participate in the secondary over-subscription, if it is available, your percentage ownership will also be diluted.]  The Fund cannot state precisely the amount of any dilution because it is not known at this time what the net asset value per Common Share will be on the Expiration Date or what proportion of the Rights will be exercised.  The impact of the Rights offering on net asset value per Common Share is shown by the following examples, assuming the Rights offering is fully subscribed and a $[  ] Subscription Price:

Scenario 1: (assumes net asset value per share is above subscription price)(1)
NAV(2)	[ ]
Subscription Price(3)	[ ]
Reduction in NAV ($)(4)	[ ]
Reduction in NAV (%)	[ ]

Scenario 2: (assumes net asset value per share is below subscription price)(1)
NAV	[ ]
Subscription Price	[ ]
Increase in NAV ($)(2)	[ ]
Increase in NAV (%)	[ ]
(1) Both examples assume the full Primary Subscription [and Secondary Over-Subscription Privilege] are exercised.  Actual amounts may vary due to rounding.
(2) For illustrative purposes only; reflects the Fund’s net asset value per Common Share as of ______, 2019. It is not known at this time what the net asset value per Common Share will be on the Expiration Date.
(3) For illustrative purposes only; reflects an estimated Subscription Price of $____ based upon ____% of the average of the last reported sales price of the Fund’s Common Shares on the NYSE on _____, 2019 and each of the four (4) preceding trading days. It is not known at this time what the Subscription Price will be on the Expiration Date.
(4) Assumes $[  ] in estimated offering expenses.
If you do not wish to exercise your Rights, you should consider selling them as set forth in this Prospectus Supplement.  Any cash you receive from selling your Rights may serve as partial compensation for any possible dilution of your interest in the Fund.  The Fund cannot give assurance, however, that a market for the Rights will develop or that the Rights will have any marketable value.
[The Fund’s largest shareholders could increase their percentage ownership in the Fund through the exercise of the primary subscription and over-subscription privilege.]
Leverage.  Leverage creates a greater risk of loss, as well as a potential for more gain, for the Common Shares than if leverage were not used.  Following the completion of the Rights offering, the Fund’s amount of leverage outstanding will decrease.  The leverage of the Fund as of [  ], 2019 was approximately [  ]% of the Fund’s managed assets.  After the completion of the Rights offering, the amount of leverage outstanding is expected to decrease to approximately [  ]% of the Fund’s managed assets.  The use of leverage for investment purposes creates opportunities for greater total returns but at the same time increases risk.  When leverage is employed, the net asset value and market price of the Common Shares and the yield to holders of Common Shares may be more volatile.  Any investment income or gains earned with respect to the amounts borrowed in excess of the interest due on the borrowing will augment the Fund’s income.  Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s Common Shares may decrease more quickly than would otherwise be the case, and distributions on the Common Shares could be reduced or eliminated.  Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for distribution to holders of the Common Shares.
Because the fee paid to the Manager is calculated on the basis of the Fund’s Managed Assets, which include the proceeds of leverage, the dollar amount of the management fee paid by the Fund to the Manager will be higher (and the Manager will be benefited to that extent) when leverage is used.  The Manager will use leverage only if it believes such action would result in a net benefit to the Fund’s shareholders after taking into account the higher fees and expenses associated with leverage (including higher management fees).

The Fund’s leveraging strategy may not be successful.
Increase in Share Price Volatility; Decrease in Share Price.  The Rights offering may result in an increase in trading of the Common Shares, which may increase volatility in the market price of the Common Shares.  The Rights offering may result in an increase in the number of shareholders wishing to sell their Common Shares, which would exert downward price pressure on the price of Common Shares.
Under-Subscription.  It is possible that the Rights offering will not be fully subscribed.  Under-subscription of the Rights offering would have an impact on the net proceeds of the Rights offering and whether the Fund achieves any benefits.
TAXATION
The following is a general summary of the U.S. federal income tax consequences of the Rights offering to Record Date Shareholders who are U.S. persons for U.S. federal income tax purposes.  The following summary supplements the discussion set forth in the accompanying Prospectus and SAI and is subject to the qualifications and assumptions set forth therein.  The discussion set forth herein does not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the tax consequences of investing in the Fund.
Please refer to the “Taxation” section in the Fund’s Prospectus and SAI for a description of the consequences of investing in the Common Shares of the Fund.  Special tax considerations relating to this Rights offering are summarized below:
•	The value of a Right will not be includible in the income of a Common Shareholder at the time the Right is issued.
•
The basis of a Right issued to a Common Shareholder will be zero, and the basis of the Common Share with respect to which the Right was issued (the “Old Common Share”) will not change, unless either the fair market value of the Right on the date of distribution is at least 15% of the fair market value of the Old Common Share, or such Common Shareholder affirmatively elects (in the manner set out in Treasury Regulations under the Code) to allocate to the Right a portion of the basis of the Old Common Share.  If the basis of a Right or Old Common Share changes, such Common Shareholder must allocate basis between the Old Common Share and the Right in proportion to their fair market values on the date of distribution.

•	The basis of a Right purchased will generally be its purchase price.
•	A Common Shareholder’s holding period in a Right issued includes the holding period of the Old Common Share.
•
A Common Shareholder will not recognize a loss if a Right distributed to such Common Shareholder expires unexercised because the basis of the Old Common Share may be allocated to a Right only if the Right is exercised.  If a Right that has been purchased in the market expires unexercised, there will be a recognized loss equal to the basis of the Right.

•
Any gain or loss on the sale of a Right will be a capital gain or loss if the Right is held as a capital asset (which in the case of a Right issued to Record Date Shareholders will depend on whether the Old Common Share is held as a capital asset), and will be a long term capital gain or loss if the holding period is deemed to exceed one year.

•
No gain or loss will be recognized by a Common Shareholder upon the exercise of a Right, and the basis of any Common Share acquired upon exercise (the “New Common Share”) will equal the sum of the basis, if any, of the Right and the subscription price for the New Common Share.  The holding period for the New Common Share will begin on the date when the Right is exercised.

The foregoing is a general and brief summary of the provisions of the Code and the Treasury Regulations in effect as they directly govern the taxation of the Fund and its Common Shareholders, with respect to U.S. federal income taxation only.  Other tax issues such as state and local taxation may apply.  Investors are urged to consult their own tax advisors to determine the tax consequences of investing in the Fund.  These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.
PLAN OF DISTRIBUTION
Distribution Arrangements
[  ] will act as Dealer Manager for this Rights offering.  Under the terms and subject to the conditions contained in the Dealer Manager Agreement among the Dealer Manager, the Fund and the Manager, the Dealer Manager will provide financial structuring and solicitation services in connection with the Rights offering and will solicit the exercise of Rights and participation in the over-subscription privilege.  The Rights offering is not contingent upon any number of Rights being exercised.  The Dealer Manager will also be responsible for forming and managing a group of selling broker-dealers (each a “Selling Group Member” and collectively the “Selling Group Members”), whereby each Selling Group Member will enter into a Selling Group Agreement with the Dealer Manager to solicit the exercise of Rights and to sell Common Shares purchased by the Selling Group Member from the Dealer Manager.  In addition, the Dealer Manager will enter into a Soliciting Dealer Agreement with other soliciting broker-dealers (each a “Soliciting Dealer” and collectively the “Soliciting Dealers”) to solicit the exercise of Rights.  See “—Compensation to Dealer Manager” for a discussion of fees and other compensation to be paid to the Dealer Manager, Selling Group Members and Soliciting Dealers in connection with the Rights offering.
The Fund and the Manager have each agreed to indemnify the Dealer Manager for losses arising out of certain liabilities, including liabilities under the Securities Act.  The Dealer Manager Agreement also provides that the Dealer Manager will not be subject to any liability to the Fund in rendering the services contemplated by the Dealer Manager Agreement except for any act of willful misfeasance, bad faith or gross negligence of the Dealer Manager or reckless disregard by the Dealer Manager of its obligations and duties under the Dealer Manager Agreement.
[Prior to the Expiration Date, the Dealer Manager may purchase Rights in the open-market and may purchase Rights offered to it by the Subscription Agent from electing Record Date Shareholders, that remain unclaimed as a result of subscription certificates being returned by the postal authorities and/or unexercised Rights of Record Date Shareholders whose record addresses are outside the United States that are held by the Subscription Agent and for which no instructions are received.  The Dealer Manager may purchase such Rights as principal or act as agent on behalf of its clients for the purchase (and resale) of such Rights.  The Dealer Manager is authorized to exercise Rights it acquires prior to the expiration of the Rights offering for delivery of Common Shares prior to the expiration of the Rights offering at a subscription price equal to the greater of [  ]% of the last reported sale price of a Common Share on the NYSE on the date of exercise or [  ]% of the last reported NAV).  Prior to the Expiration Date, the Dealer Manager may independently offer for sale Common Shares it has acquired through purchasing and exercising the Rights to the public or to Selling Group Members at the offering price set by the Dealer Manager from time to time.
Although the Dealer Manager may realize gains and losses in connection with purchases and sales of Common Shares, such offering of Common Shares is intended by the Dealer Manager to facilitate the Rights offering, and any such gains or losses are not expected to be material to the Dealer Manager.  The Dealer Manager’s fee for its financial structuring and soliciting services is independent of any gains or losses that may be realized by the Dealer Manager through the purchase and exercise of the Rights and the sale of Common Shares.]
In the ordinary course of their businesses, the Dealer Manager and/or its affiliates may engage in investment banking or financial transactions with the Fund, the Manager and their affiliates.  In addition, in the ordinary course of their businesses, the Dealer Manager and/or its affiliates may, from time to time, own securities of the Fund or its affiliates.
The principal business address of the Dealer Manager is [  ].

Compensation to Dealer Manager
Pursuant to the Dealer Manager Agreement, the Fund has agreed to pay the Dealer Manager a fee for its financial structuring and solicitation services equal to [  ]% of the Subscription Price per Common Share for each Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege.
The Dealer Manager will reallow to Selling Group Members in the Selling Group to be formed and managed by the Dealer Manager selling fees equal to [  ]% of the Subscription Price for each Common Share issued pursuant to the Rights offering or the over-subscription privilege as a result of their selling efforts.  In addition, the Dealer Manager will reallow to Soliciting Dealers that have executed and delivered a Soliciting Dealer Agreement and have solicited the exercise of Rights, solicitation fees equal to [  ]% of the Subscription Price for each Common Share issued pursuant to the exercise of Rights as a result of their soliciting efforts, subject to a maximum fee based on the number of Common Shares held by such Soliciting Dealer through DTC on the Record Date.  Fees will be paid to the broker-dealer designated on the applicable portion of the subscription certificates or, in the absence of such designation, to the Dealer Manager.
In addition, the Fund, has agreed to pay the Dealer Manager an amount up to $[  ] as a partial reimbursement of its expenses incurred in connection with the Rights offering, including reasonable out-of-pocket fees and expenses, if any and not to exceed $[  ], incurred by the Dealer Manager, Selling Group Members, Soliciting Dealers and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Rights offering to their customers.  No other fees will be payable by the Fund or the Manager to the Dealer Manager in connection with the Rights offering.
LEGAL MATTERS
Certain legal matters will be passed on by Stradley Ronon Stevens & Young, LLP, counsel to the Fund and ____, special Maryland Counsel to the Fund.  [Certain legal matters will be passed on by [  ] as special counsel to the Dealer Manager in connection with the Rights offering.]
FINANCIAL STATEMENTS
The audited annual financial statements of the Fund contained in the Funds’ annual shareholder report dated _________ are incorporated by reference into this Prospectus Supplement, the accompanying Prospectus and the Statement of Additional Information (“SAI”).  Portions of the Fund’s annual report other than the financial statements and related footnotes thereto are not incorporated into, and do not for a part of, this Prospectus Supplement, the accompanying Prospectus or the SAI.

DELAWARE INVESTMENTS® DIVIDEND AND INCOME FUND, INC.

[  ] Rights for [  ] Common Shares

Subscription Rights to Acquire Common Shares
Issuable Upon Exercise of Rights to Subscribe for
Such Common Shares

PROSPECTUS SUPPLEMENT

[  ], 2019

The information in this Prospectus Supplement is not complete and may be changed.  Delaware Investments® Dividend and Income Fund, Inc. may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus Supplement is not an offer to sell these securities and is not soliciting offers to buy these securities in any state where the offer or sale is not permitted.
SUBJECT TO COMPLETION, DATED APRIL 30, 2019
PROSPECTUS SUPPLEMENT
(To Prospectus dated [__], 2019)
Filed Pursuant to Rule 497(c)
Registration Statement No.  333-[__]
Delaware Investments® Dividend and Income Fund, Inc.
[__] Common Shares
Delaware Investments® Dividend and Income Fund, Inc. (the “Fund”, “we”, “us” or “our”) is offering for sale [__] of our common shares (“Common Shares”).  Our Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “DDF”.  As of the close of business on [__], 2019, the last reported net asset value (“NAV”) per share of our Common Shares was $[__] and the last reported sales price per share of our Common Shares on the NYSE was $[__].
The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund seeks high current income, with capital appreciation as a secondary objective. The Fund’s investment manager is Delaware Management Company  (the “Investment Manager”).
Sales of our Common Shares, if any, under this Prospectus Supplement and the accompanying Prospectus may be made in (i) privately negotiated transactions between the Fund and specific investors; (ii) through an underwriting syndicate; or (iii) or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange.
An investment in the Fund is not appropriate for all investors.  We cannot assure you that the Fund’s investment objectives will be achieved.  You should read this Prospectus Supplement and the accompanying Prospectus before deciding whether to invest in the Common Shares and retain it for future reference.  The Prospectus Supplement and the accompanying Prospectus contain important information about the Fund.  Material that has been incorporated by reference and other information about us can be obtained from the Fund by calling  (866) 437-0252, writing to 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, accessing the Fund’s website at delawarefunds.com/closed-end or from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).
Investing in Common Shares involves certain risks that are described in the “Risks” section beginning on page [__] of the accompanying Prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS SUPPLEMENT IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

	Per Share	Total (1)
Public offering price	$[__]	$[__]
	_______	_______
[Commissions]	$[__]	$[__]
	_______	_______
Proceeds, before expenses, to us	$[__]	$[__]
	_______	_______

(1)   The aggregate expenses of the offering (excluding any commissions) are estimated to be $[__], which represents approximately $[__] per share.
[The underwriters may also purchase up to an additional [__] common shares from us at the public offering price, less underwriting discounts and commissions, to cover over-allotments, if any, within 30 days after the date of this Prospectus Supplement.  If the over-allotment option is exercised in full, the total proceeds, before expenses, to the Fund would be $[__] and the total underwriting discounts and commissions would be $[__].]  The underwriters are expected to deliver the common shares in book-entry form with The Depository Trust Company on or about [__], [20__].

[__], 2019

You should rely only on the information contained or incorporated by reference in this Prospectus Supplement and the accompanying Prospectus.  Neither the Fund [nor the underwriters] have authorized anyone to provide you with different information.  The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.  You should not assume that the information contained in this Prospectus Supplement and the accompanying Prospectus is accurate as of any date other than the date of this Prospectus Supplement and the accompanying Prospectus, respectively.  Our business, financial condition, results of operations and prospects may have changed since those dates.  In this Prospectus Supplement and in the accompanying Prospectus, unless otherwise indicated, “Fund,” “us,” “our” and “we” refer to Delaware Investments® Dividend and Income Fund, Inc.  This Prospectus Supplement also includes trademarks owned by other persons.

PROSPECTUS SUPPLEMENT TABLE OF CONTENTS
Cautionary Notice Regarding Forward-Looking Statements	[ ]
Table of Fees And Expenses	[ ]
Use of Proceeds	[ ]
Capitalization	[ ]
Price Range of Common Shares	[ ]
Underwriting
Legal Matters	[ ]

PROSPECTUS TABLE OF CONTENTS
Prospectus Summary	[ ]
Summary of Fund Expenses	[ ]
Financial Highlights	[ ]
Plan of Distribution	[ ]
The Fund	[ ]
Use of Proceeds	[ ]
Description of Shares	[ ]
Investment Objectives and Strategies	[ ]
Portfolio Composition and Other Information	[ ]
Special Leverage Consideration and Risks	[ ]
Risks	[ ]
Management of the Fund	[ ]
Dividends and Distributions	[ ]
Automatic Dividend Reinvestment Plan	[ ]
Rights Offerings	[ ]
Taxation	[ ]
Annual Tender Offer Measurement Period and Repurchases of Shares	[ ]
Legal Matters	[ ]
Reports to Shareholders	[ ]
Independent Auditors	[ ]
Legal Proceedings	[ ]
Further Information	[ ]
Table of Contents for the Statement of Additional Information	[ ]

CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS
This Prospectus Supplement, the accompanying Prospectus and the Statement of Additional Information (the “SAI”) contain “forward-looking statements.” Forward-looking statements can be identified by the words “may,” “will,” “intend,” “expect,” “estimate,” “continue,” “plan,” “anticipate,” and similar terms and the negative of such terms.  Such forward-looking statements may be contained in this Prospectus Supplement as well as in the accompanying Prospectus.  By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements.  Several factors that could materially affect our actual results are the performance of the portfolio of securities we hold, the price at which our shares will trade in the public markets and other factors discussed in our periodic filings with the SEC.
Although we believe that the expectations expressed in our forward-looking statements are reasonable, actual results could differ materially from those projected or assumed in our forward-looking statements.  Our future financial condition and results of operations, as well as any forward-looking statements, are subject to change and are subject to inherent risks and uncertainties, such as those disclosed in the “Risks” section of the accompanying prospectus.  All forward-looking statements contained or incorporated by reference in this Prospectus Supplement or the accompanying Prospectus are made as of the date of this Prospectus Supplement or the accompanying Prospectus, as the case may be.  Except for our ongoing obligations under the federal securities laws, we do not intend, and we undertake no obligation, to update any forward-looking statement.  The forward-looking statements contained in this Prospectus Supplement, the accompanying Prospectus, and the SAI are excluded from the safe harbor protection provided by Section 27A of the Securities Act of 1933, as amended (the “Securities Act”).
Currently known risk factors that could cause actual results to differ materially from our expectations include, but are not limited to, the factors described in the “Risks” section of the accompanying Prospectus.  We urge you to review carefully those sections for a more detailed discussion of the risks of an investment in our Common Shares.
TABLE OF FEES AND EXPENSES

The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Shares as a percentage of managed assets attributable to Common Shares.  Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the offering, assuming that we incur the estimated offering expenses.

Shareholder Transaction Expenses
Record Date Sales Load (as a percentage of offering price)	[__]%
Offering Expenses (as a percentage of offering price)(1)	[__]%
Dividend Reinvestment Plan Fees(2)	[__]%

Annual Operating Expenses

Percentage of Managed Assets Attributable to Common Shares
Management Fees(3)	[__]%
Other Expenses(4)	[__]%
Total Annual Fund Operating Expenses	[__]%
_______________________
(1)   Fund shareholders will pay all offering expenses involved with this offering.

(2)   You will pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
(3)   The Investment Manager is entitled to receive an investment management fee of 0.55% calculated daily and paid monthly, of the adjusted average daily net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average daily net assets exclude the line of credit liability.
(4)   “Other Expenses” have been estimated assuming the completion of the proposed issuance.

The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.

Example
The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares, assuming a 5% annual portfolio total return.*
	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$[__]	$[__]	$[__]	$[__]

*   The example should not be considered a representation of future expenses.  The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at NAV.  Actual expenses may be greater or less than those assumed.  Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
USE OF PROCEEDS
We estimate the total net proceeds of the offering to be $[__], based on the public offering price of $[__] per share and after deducting any commissions and estimated offering expenses payable by us.
The Investment Manager anticipates that the investment of the proceeds will be made in accordance with the Fund’s investment objectives and policies as appropriate investment opportunities are identified, which is expected to be substantially completed within approximately one month; however, the identification of appropriate investment opportunities pursuant to the Fund’s investment style or changes in market conditions could result in the Fund’s anticipated investment period extending to as long as three months.  Pending such investment, the Investment Manager expects that it will initially invest the proceeds of the offering in short-term securities issued by the U.S. government or its agencies or instrumentalities or in high quality, short-term or long-term debt obligations or money market instruments.  Depending on market conditions and operations, a portion of the cash held by the Fund, including any proceeds raised from the offering, may be used to pay distributions in accordance with the Fund’s managed distribution policy and may be a return of capital.  A return of capital is a return to investors of a portion of their original investment in the Fund.  In general terms, a return of capital would involve a situation in which a Fund distribution (or a portion thereof) represents a return of a portion of a shareholder’s investment in the Fund, rather than making a distribution that is funded from the Fund’s earned income or other profits.  Although return of capital distributions may not be currently taxable, such distributions would decrease the basis of a shareholder’s shares, and therefore, may increase a shareholder’s tax liability for capital gains upon a sale of shares, even if sold at a loss to the shareholder’s original investments.
CAPITALIZATION
The following table sets forth the unaudited capitalization of the Fund as of [__], 2019 and its adjusted capitalization assuming the Common Shares available in the offering discussed in this Prospectus Supplement had been issued.
[To be provided.]

PRICE RANGE OF COMMON SHARES

The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per common share and the NAV and the premium or discount from NAV per share at which the Common Shares were trading, expressed as a percentage of NAV, at each of the high and low sale prices provided.
	NAV per Common Share on Date of Market Price(1)		NYSE Market Price per Common Share(2)		Premium/(Discount) on Date of Market Price(3)		Trading(4)
During Quarter Ended	High	Low	High	Low	High	Low	Volume
Nov. 30, 2016
Feb. 28, 2017
May 31, 2017
Aug. 31, 2017
Nov. 30, 2017
Feb. 28, 2018
May 31, 2018
Aug. 31, 2018
Nov. 30, 2018
Feb. 28, 2019
(1)	Based on Fund’s computation
(2)	Source: NYSE
(3)	Based on Fund’s computation
(4)	Source: Bloomberg
The Fund has implemented a managed distribution policy.  Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains.  The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital.  A return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you.  A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”.  Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years.
Currently under the Fund’s managed distribution policy, the Fund makes monthly distributions to common shareholders at a targeted annual distribution rate of 10% of the Fund’s average NAV per share.  The Fund will calculate the average NAV per share from the previous three full months immediately prior to the distribution based on the number of business days in those three months on which the NAV is calculated.  The distribution will be calculated as 10% of the prior three month’s average NAV per share, divided by 12.  The Fund will generally distribute amounts necessary to satisfy the Fund’s managed distribution policy and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  This distribution methodology is intended to provide shareholders with a consistent, but not guaranteed, income stream and a targeted annual distribution rate and is intended to narrow any discount between the market price and the NAV of the Fund’s Common Shares, but there is no assurance that the policy will be successful in doing so.  The methodology for determining monthly distributions under the Fund’s managed distribution policy will be reviewed at least annually by the Fund’s Board of Directors, and the Fund will continue to evaluate its distribution in light of ongoing market conditions.
You should not draw any conclusions about the Fund's investment performance from the amount of this distribution or from the terms of the Fund's managed distribution policy.  The amounts and sources of the Fund’s distributions to be reported will be estimates and will not be provided for tax reporting purposes.  The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund's investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations.  The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.
The last reported price for our Common Shares on [__], 2019 was $[__] per share.  As of [__], 2019, the NAV per share of the Fund’s Common Shares was $[__].  Accordingly, our Common Shares traded at a [premium to] [discount from] NAV of [__]% on [__], 2019.
UNDERWRITING
[To Be Provided]
LEGAL MATTERS
Certain legal matters will be passed on by Stradley Ronon Stevens & Young, LLP, counsel to the Fund, and __________, Special Maryland Counsel to the Fund.

DELAWARE INVESTMENTS® DIVIDEND AND INCOME FUND, INC.
Common Shares

PROSPECTUS SUPPLEMENT

[__], 2019

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer and sale is not permitted.

SUBJECT TO COMPLETION, DATED APRIL 30, 2019

DELAWARE INVESTMENTS® DIVIDEND
AND INCOME FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION, DATED [       ], 2019

Delaware Investments® Dividend and Income Fund, Inc. (the “Fund”) is a diversified closed-end management investment company, which was formerly known as Delaware Group Dividend and Income Fund, Inc.
This Statement of Additional Information (“SAI”) relating to common shares of the Fund (“Common Shares”) is not a prospectus, but should be read in conjunction with the Fund’s prospectus relating thereto dated [    ], 2019 (the “Prospectus”).  In this SAI, holders of Common Shares are referred to as “Common Shareholders.”  This SAI does not include all information that a prospective investor should consider before purchasing Common Shares.  Investors should obtain and read the Fund’s Prospectus prior to purchasing such shares.  A copy of the Fund’s Prospectus, annual and semi-annual reports, and additional information about the Fund may be obtained without charge by calling (866) 437-0252, or by writing to the Fund, or from the Fund’s website (delawarefunds.com/closed-end/literature).  The information contained in, or that can be accessed through, the Fund’s website is not part of the Fund’s Prospectus or this SAI.  You may also obtain a copy of the Fund’s Prospectus on the website of the Securities and Exchange Commission (“SEC”) (http://www.sec.gov).  Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.
No person has been authorized to give any information or to make any representations not contained in the Prospectus or any related prospectus supplement or in this SAI in connection with the offering made by the Prospectus and any related prospectus supplement, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund.  The Prospectus and any related prospectus supplement and the SAI do not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

Investment Objectives and Policies	[ ]
Leverage	[ ]
Investment Restrictions	[ ]
Portfolio Composition and Other Information	[ ]
Management of the Fund	[ ]
Principal Holders	[ ]
Investment Advisory and Other Agreements	[ ]
Portfolio Management	[ ]
Proxy Voting Policies and Procedures	[ ]
Portfolio Transactions and Brokerage	[ ]
Tax Matters	[ ]
Financial Statements	[ ]

Appendix A—Description of Ratings [   ] This Statement of Additional Information is dated [    ], 2019.

INVESTMENT OBJECTIVES AND POLICIES

FUND OBJECTIVES
The Fund’s primary investment objective is to seek high current income; capital appreciation is a secondary objective.  There is no assurance that the Fund will achieve its investment objectives.  The Fund’s investment objective is nonfundamental.  This means that the Fund’s Board may change the objective without obtaining shareholder approval.  If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.
FUND STRATEGY
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 65% of its total assets in income-generating equity securities, including dividend-paying common stocks, convertible securities, preferred stocks, and other equity-related securities, which may include up to 25% in real estate investment trusts (“REITs”) and real estate industry operating companies.  Up to 35% of the Fund’s total assets may be invested in nonconvertible debt securities consisting primarily of high yield, high-risk corporate bonds.  In addition, the Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund.
PORTFOLIO MANAGEMENT STRATEGIES
In selecting investments for the Fund’s portfolio, the Manager employs a yield-oriented and value driven approach.  The Manager analyzes economic and market conditions, and assesses the income and potential for appreciation that can be achieved from the equity investments being considered.  The Manager will then apply fundamental analysis to identify the equity securities that it believes can best help the Fund meet its investment objectives.  The industry sector weightings in the income-generating equity securities portion of the Fund’s portfolio will be determined based on the Manager’s investment research efforts.  The Fund defines income-generating equity securities as dividend-paying common stocks, convertible securities, preferred stocks and other equity related securities.
Preferred stocks or convertible securities in which the Fund may invest, may be rated below investment grade (i.e., “Ba” or lower for both convertible securities and preferred stock by Moody’s Investors Service, Inc. (“Moody’s”) or “BB” or lower for both convertible securities and preferred stock by Standard & Poor’s Financial Services, LLC (“S&P”) or similarly rated by other comparable rating agencies) or, if unrated, determined to be of comparable quality by the Manager.  The Fund includes these assets in its income-generating equity securities category and they are in addition to the high yield, high-risk debt securities discussed above.  Such securities are judged to have speculative elements, and pose a greater risk as to the timely repayment of principal and timely payment of interest and dividends.  See “Risks—Lower Rated Convertible Securities and Preferred Stock,” “Risks—High Yield, High-Risk Debt Securities” and Appendix A to this SAI.
The Debt Securities component of the Fund’s portfolio will be structured to earn as high a level of current income as is consistent with reasonable risk, in light of the nature of such investments.  The Manager will screen individual securities for such characteristics as minimum yield and issue size, issue liquidity, and financial and operational strength.  In-depth credit research will then be conducted to arrive at a core group of securities within this universe from which the portfolio will be constructed.  Continuous credit monitoring and adherence to sell disciplines associated with both price appreciation and depreciation will be utilized to achieve the overall yield and price objectives of the Fund.

The Fund may invest up to 35% of its total assets in high yield, high risk Debt Securities that are rated below investment grade or which are unrated but are of comparable quality as determined by the Manager. Debt Securities rated below investment grade include those rated “Ba” or lower by Moody’s or “BB” or lower by S&P or a similar rating by other comparable NRSRO and are considered by those organizations to be subject to greater risk of loss of principal and interest than higher rated securities.  These securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates.  Certain of the Debt Securities in which the Fund may invest may be considered comparable to securities having the lowest ratings for interest paying debt instruments by Moody’s or S&P (i.e., rated “C” by Moody’s or “C” by S&P or have similar ratings by other comparable NRSROs).  See “Risks—High Yield, High-Risk Debt Securities” in the Prospectus and Appendix A to this SAI.
The Manager intends to shift investments between income-generating equity securities and debt securities within the percentage guidelines reflected above while tracking the yield differential between the two sectors.  Depending upon such yield differentials, the income-generating equity securities portion of the Fund’s portfolio will vary between 65% and 100% of the Fund’s total assets and the debt securities portion will vary between 35% and 0% of the Fund’s total assets.
In determining when to sell income-generating equity securities, the Manager will consider the following.  Generally, if through capital appreciation or a reduction in dividend payment, the anticipated yield of any security declines below the prevailing yield on the S&P 500, the Manager, in its discretion will likely sell the security.  With respect to income-generating equity securities and debt securities the Manager will continuously monitor the fundamentals attributable to the issues of securities held by the Fund and, in its discretion, generally will seek to sell a security if those fundamentals begin to deteriorate.  The Manager may also sell income-generating equity securities or debt securities if continuing research uncovers more attractive securities than those held in the Fund’s portfolio.
LEVERAGE
There can be no assurance that the Fund will engage in any leveraging techniques, such as issuing preferred stock, borrowing or issuing short-term debt securities (collectively “Senior Securities”).  The Fund may be leveraged in an amount up to 25% of its total assets immediately after the issuance of any Senior Securities.  The issuance of the Senior Securities would result in the leveraging of the Common Shares.  Although the terms of any Senior Securities offering will be determined by the Fund’s Board, it is anticipated that any dividends paid on any preferred stock or interest paid on any borrowing or short-term debt securities will be based on short-term rates, and that the net return on the Fund’s portfolio, including the proceeds of any offering of Senior Securities, will exceed the dividend or interest rate applicable to the Senior Securities.  The proceeds of the offering of any Senior Securities will be invested in accordance with the Fund’s investment objectives and policies.
INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions
The Fund has the following fundamental investment restrictions which may not be amended without approval of the holders of a majority of the Fund’s outstanding voting securities voting as a single class, and approval by the holders of a majority of the Fund’s preferred stock, if any, voting as a separate class.  A “majority of the Fund’s outstanding voting securities” for this purpose means the lesser of (i) more than 50% of the outstanding shares of Common Shares and preferred stock, if any, voting as a single class, or (ii) 67% or more of the shares of Common Shares and preferred stock, if any, present at a shareholder meeting, voting as a single class, if 50% or more of the holders of such shares are present in person or represented by proxy.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.
1. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
2. The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
3. The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.
4. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
5. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
6. The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
Nonfundamental Investment Restrictions
In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered nonfundamental and may be changed by the Fund’s Board without shareholder approval:
1. The Fund shall not, as to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except the U.S. Government, its agencies or instrumentalities or repurchase agreements collateralized by any of such obligations) or purchase more than 10% of the outstanding voting securities of any one issuer.
2. The Fund shall not invest for the purpose of exercising control over any issuer.
3. The Fund shall not make short sales of securities or purchase securities on margin except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions and the writing of options on securities, indices, futures, and currencies.
In applying the concentration restriction: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii)

financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities. This non-fundamental policy is intended to keep the concentration restriction from unnecessarily limiting the Fund’s investments.
PORTFOLIO COMPOSITION AND OTHER INFORMATION
The following information supplements the discussion of the Fund’s investment objectives, policies, and strategies that are described in the Prospectus.
Real Estate Investment Trusts (“REITs”)
The Fund may invest in REITs consistent with its investment objectives and policies.
REITs are pooled investment vehicles that invest primarily in income-producing real estate or in mortgages and loans collateralized by real estate.  “Equity” REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers, or office buildings.  The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type.  “Mortgage” REITs make loans to commercial real estate developers and earn income from interest payments.  A hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interest and mortgage interests in real estate.  Although not required, the Manager anticipates that under normal circumstances the Fund will invest primarily in Equity REITs.  Although the REIT structure originated in the US, a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.
REIT risks.  The Fund’s investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general.  Equity REITs may be affected by any changes in the value of the underlying properties owned by the REITs and other factors and their prices tend to go up and down, while mortgage REITs may be affected by the quality of any credit extended.  REITs are not diversified and are subject to the risks of financing projects.  A REIT’s performance depends on the types and locations of the properties it owns and on management skills.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent, or poor management.  REITs whose underlying assets include US long-term healthcare properties, such as nursing, retirement and assisted living homes, may be impacted by US federal regulations concerning the healthcare industry.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.
REITs (especially mortgage REITs) are also subject to interest rate risks — when interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline.  In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.
Because REITs typically are invested in a limited number of projects or in a particular market segment, REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.  Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
For US federal tax law purposes, to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, or gains from the sale of real estate assets), and at least 95% from real estate sources, plus dividends, interest, and gains from the sale of securities.  Real property, mortgage loans, cash, and certain securities must comprise 75% of a company's assets. In order to qualify as a REIT, a company must also make distributions to shareholders aggregating annually at least 90% of its REIT taxable income.
High Yield Securities (“Junk Bonds”)
The Fund may invest in high yield, high-risk securities, rated lower than BBB- by S&P and Baa3 by Moody’s or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). These securities are commonly known as “junk bonds.”
Junk bonds are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer’s creditworthiness.  Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates.  Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings.  Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession.  See “Appendix A — Description of Ratings.”
The market for lower-rated securities and debt securities of distressed companies may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold.  If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services.  Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities and the Fund’s ability to dispose of these lower-rated debt securities.
Since the risk of default is higher for lower-quality securities, the Manager’s research and credit analysis are an integral part of managing any securities of this type.  In considering junk bond investments, the Manager will attempt to identify those issuers of high yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future.  The Manager’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.  There can be no assurance that such analysis will prove accurate.
The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Duration
Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions.  Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.  Traditionally, a debt security’s term-to-maturity has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the interest rate risk or volatility of the security).  However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity.
Duration is a measure of the expected life of a fixed income security on a present value basis that was developed as a more precise alternative to the concept of term-to-maturity.  Duration incorporates a bond’s yield, coupon interest payments, final maturity, and call features into one measure. Duration is one of the fundamental tools used by the Manager in the selection of fixed income securities.  Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time.  For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.  In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.
There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security.  For example, floating and variable rate securities often have final maturities of 10 or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset.  Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities.  The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure.  In these and other similar situations, the Manager will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.
Convertible Securities
From time to time, a portion of the Fund’s assets may be invested in convertible and debt securities of issuers in any industry.  The Fund may invest in convertible preferred stocks that offer enhanced yield features, which provide the Fund with the opportunity to earn higher dividend income than is available on a company’s common stock, or in other enhanced convertible securities as described below.
A convertible security is generally a debt obligation, preferred stock, or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer.  The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event.  A convertible security typically provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.  Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.  Convertible securities are also subject to risks that affect debt securities in general.
Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar nonconvertible securities.  As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent nonconvertible securities.  There is no guarantee that the Fund will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.
A convertible security is usually issued either by an operating company or by an investment bank.  When issued by an operating company, a convertible security tends to be senior to the company’s common stock, but may be subordinate to other types of fixed income securities issued by that company.  When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security.  However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.
If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through the issuing investment bank.  However, the common stock received upon conversion is that of a company other than the investment bank or sponsor.  The issuer of a convertible security may be important in determining the security’s true value.  This is because the holder of a convertible security will have recourse only to the issuer.
Convertible preferred stock.  A convertible preferred stock is usually treated like a preferred stock for  the Fund’s financial reporting, credit rating, investment policies, and limitations purposes.  A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action.  A preferred stock generally has no maturity date, so its market value is dependent on the issuer’s business prospects for an indefinite period of time.  Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes.  Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase the Fund’s exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.
Risks.  An investment in a convertible security may involve risks.  The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time.  Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer.  Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio.  Although the Fund intends to acquire convertible securities that the Manager considers to be liquid (i.e., those securities that the Manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved.  Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund.  The Fund may also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities.

When-Issued and Delayed-Delivery Securities
The Fund may purchase securities on a when-issued or delayed-delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction.  Delivery of and payment for these securities may take up to a month after the date of the purchase commitment, although in some cases it may take longer.  The Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement.  Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.
Repurchase Agreements
The Fund may, from time to time, enter into repurchase agreement transactions which are at least 102% collateralized by US government securities.
Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the US government or its agencies or instrumentalities from a qualified bank or broker/dealer and then to sell the securities back to the bank or broker/dealer on an agreed upon date (generally less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows the Fund to earn a return on cash in the Fund’s portfolio that would otherwise remain uninvested.  The bank or broker/dealer must transfer to the Fund’s custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Fund to the counterparty.  The Manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.
Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker/dealer, including possible delays or restrictions upon the Fund’s ability to sell the underlying securities and additional expenses in seeking to enforce the Fund’s rights and recover any losses.  The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker/dealers that the Manager has determined, based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although the Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high-quality collateral, some credit risk remains.  The counterparty could default, which may make it necessary for the Fund to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by the Fund.  A repurchase agreement with more than seven days to maturity may be considered an illiquid investment and may be subject to the Fund’s investment restriction on illiquid investments.
The Delaware Funds have obtained an exemption Order from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Funds jointly to invest cash balances.  The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.
Illiquid and Restricted Investments
The Fund is permitted to invest up to 10% of its total assets in illiquid investments. For purposes of the Fund’s 10% limitation, illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder. Illiquid investments, for purposes of this policy, include repurchase agreements maturing in more than seven calendar days.
The Fund may purchase privately placed debt and other securities whose resale is restricted under applicable securities laws.  Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in the Fund obtaining a less favorable price on a resale.
The Fund may invest in Rule 144A Securities under the 1933 Act.  Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Fund. Restricted securities generally offer a higher return potential than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in the Fund obtaining a less favorable price on a resale.
The Manager is responsible for the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund’s limitation on investments in illiquid investments.  The Manager considers the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).
If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund’s holdings of illiquid investments exceed its limit on investment in such investments, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.
Foreign Investments
The Fund may invest in foreign equity and debt securities.  The Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Fund’s distributions paid to shareholders.  It is also expected that the expenses for custodial arrangements of the Fund’s foreign securities will be somewhat greater than the expenses for the custodial arrangements for US securities of equal value.
Overview.  Investors should consider carefully the substantial risks associated with investing in the securities of certain governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments.  As with US securities, the value of foreign securities is affected by general economic conditions and individual issuer and industry earnings prospects.  Investments in depositary receipts also involve some or all of the risks described below.
There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments that could affect investments in securities of issuers in foreign nations.  There is no assurance that the Manager will be able to anticipate these potential events.

In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the US dollar compared to such foreign currencies.
There may be less publicly available information about foreign issuers that is comparable to the reports and ratings published about issuers in the US. Foreign issuers generally are not subject to uniform accounting or financial reporting standards.  Auditing practices and requirements may not be comparable to those applicable to US issuers.  Certain countries’ legal institutions, financial markets, and services are less developed than those in the US or other major economies.  The Fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in US courts.  The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with US investments.
Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company.  Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals.  Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.  In some countries the repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval.  The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
From time to time, trading in a foreign market may be interrupted.  Foreign markets also have substantially less volume than the US markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable US issuers.  The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value (“NAV”).
In many foreign countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the US, which may result in greater potential for fraud or market manipulation.  Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the US, are likely to be higher.  Foreign security trading, settlement, and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in US markets, may be cumbersome, and may result in increased risk or substantial delays.  This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker/dealer, securities depository, or foreign subcustodian.
To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than the Fund whose investments are more geographically diversified.  Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected.  In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

The holding of foreign securities may be limited by the Fund to avoid investment in certain Passive Foreign Investment Companies (“PFICs”).
Developing markets or emerging markets.  Investments in companies domiciled or with significant operations in developing market or emerging market countries may be subject to potentially higher risks than investments in developed countries.  These risks include, among others (i) less social, political, and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which the Fund may trade may not possess the same degree of financial sophistication, creditworthiness, or resources as those in developed markets; and (ix) the possibility that recent favorable economic developments in some developing market countries may be slowed or reversed by unanticipated economic, political, or social events in such countries.
In addition, many developing market countries have experienced substantial and, during some periods, extremely high rates of inflation, for many years.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries.  Moreover, the economies of some developing market countries may differ unfavorably from the US economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency, and balance of payments position.  The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.
Settlement systems in developing market countries may be less organized than in developed countries.  Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries.  There may be risks that settlement may be delayed and that cash or securities belonging to the Fund may be in jeopardy because of failures of or defects in the settlement systems.  Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received.  In such cases, default by a broker or bank (the “counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by the Fund.  The Fund seeks, where possible, to use counterparties whose financial status reduces this risk.  However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization, and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to the Fund.  Legal compensation schemes may be nonexistent, limited, or inadequate to meet the Fund’s claims in any of these events.
Securities trading in developing markets presents additional credit and financial risks.  The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers.  Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market.  Potential counterparties may not possess, adopt, or implement creditworthiness standards, financial reporting standards, or legal and contractual protections similar to those in developed markets.  Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to nonresidents varies among developing market countries and may be comparatively high.  Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.
Many developing market countries suffer from uncertainty and corruption in their legal frameworks.  Legislation may be difficult to interpret and laws may be too new to provide any precedential value.  Laws regarding foreign investment and private property may be weak or nonexistent.  Investments in developing market countries may involve risks of nationalization, expropriation, and confiscatory taxation.  For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that similar expropriation will not occur in the future.  In the event of expropriation, the Fund could lose all or a substantial portion of any investments it has made in the affected countries.  Accounting, auditing, and reporting standards in certain countries in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets.  In addition, it is possible that purported securities in which the Fund invested may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.
Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries.  Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Fund’s securities, denominated in that currency.  Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves.  Governments have responded by restricting currency conversions.  Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually US dollars).  In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into US dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund’s shareholders.
Foreign governmental and supranational debt securities.  Investments in debt securities of foreign governmental or supranational issuers are subject to all the risks associated with investments in US and foreign securities and certain additional risks.
Foreign government debt securities, sometimes known as sovereign debt securities, include debt securities issued, sponsored, or guaranteed by: governments or governmental agencies, instrumentalities, or political subdivisions located in emerging or developed market countries; government owned, controlled, or sponsored entities located in emerging or developed market countries; and entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
A supranational entity is a bank, commission, or company established or financially supported by the national governments of one or more countries to promote reconstruction, trade, harmonization of standards or laws; economic development; and humanitarian, political, or environmental initiatives.  Supranational debt obligations include: Brady Bonds; participations in loans between emerging market governments and financial institutions; and debt securities issued by supranational entities such as the World Bank, Asia Development Bank, European Investment Bank, and the European Economic Community.

Foreign government debt securities are subject to risks in addition to those relating to debt securities generally.  Governmental issuers of foreign debt securities may be unwilling or unable to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated.  As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due.  The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-US reserves, the availability of sufficient non-US currency on the date a payment is due, the relative size of the debt service burden to the issuing country’s economy as a whole, the sovereign debtor’s policy toward principal international lenders, such as the International Monetary Fund or the World Bank, and the political considerations or constraints to which the sovereign debtor may be subject.  Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country’s access to, or balance of, trade.  Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future.  There is no bankruptcy proceeding by which the Fund may collect in whole or in part on debt subject to default by a government.
Foreign currency exchange rates.  Changes in foreign currency exchange rates will affect the US dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by the Fund in that foreign currency.  This may affect the Fund’s share price, income, and distributions to shareholders.  Some countries may have fixed or managed currencies that are not free-floating against the US dollar.  It will be more difficult for the Manager to value securities denominated in currencies that are fixed or managed.  Certain currencies may not be internationally traded, which could cause illiquidity with respect to the Fund’s investments in that currency and any securities denominated in that currency.  Currency markets generally are not as regulated as securities markets.  The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable.  Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of securities in US dollars are used for the purchase of securities denominated in foreign currencies.  Some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source.
Certain currencies have experienced a steady devaluation relative to the US dollar.  Any devaluations in the currencies in which the Fund’s portfolio securities are denominated may have a detrimental impact on the Fund.  Where the exchange rate for a currency declines materially after the Fund’s income has been accrued and translated into US dollars, the Fund may need to redeem portfolio securities to make required distributions.  Similarly, if an exchange rate declines between the time the Fund incurs expenses in US dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into US dollars in order to pay the expenses.
Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund’s exposure to foreign securities losses.
The Fund does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals, and grains).  Accordingly, the Fund interprets the fundamental restriction related to commodities to permit them (subject to their investment goals and general investment policies) to invest directly in foreign currencies and other financial commodities and to purchase, sell, or enter into foreign currency futures contracts and options thereon, forward foreign currency contracts, foreign currency options, currency, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate, securities-related or foreign currency-related futures contracts or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws.  The Fund also interprets its fundamental restriction regarding purchasing and selling physical commodities to permit the Fund to invest in exchange-traded funds (“ETFs”) or other entities that invest in physical and/or financial commodities.
Depositary Receipts
Many securities of foreign issuers are represented by ADRs, GDRs, and EDRs (collectively, “depositary receipts”).  Generally, depositary receipts in registered form are designed for use in the US securities market and depositary receipts in bearer form are designed for use in securities markets outside the US.  ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank.  Prices of ADRs are quoted in US dollars, and ADRs are traded in the US on exchanges or over-the-counter.  While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales.  In general, there is a large, liquid market in the US for ADRs quoted on a national securities exchange.  The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the US market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.
EDRs and GDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a US corporation.  EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  If the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities.  The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.
Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers.  Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk.  Depositary receipts will be issued under sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program.  There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program.  Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.  If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.
Master Limited Partnerships

The Fund may invest in master limited partnerships (“MLPs”).  An MLP is a publicly traded company organized as a limited partnership or limited liability company and may be treated as a partnership or corporation for federal income tax purposes.  MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resource.  MLPs generally have two classes of owners, the general partner and limited partners.  When investing in an MLP, the Fund intends to purchase publicly traded common units issued to limited partners of the MLP.  The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP.  The general partner may be structured as a private or publicly traded corporation or other entity.  The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.
MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax subject to the application of certain partnership audit rules.  Instead, an MLP’s income, gain, loss, deductions and other tax items pass through to common unitholders.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”).  Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid.  Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages.  Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis.  The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner that results in distributions paid per common unit surpassing specified target levels.  As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.  A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders.  These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers.  Such results benefit all security holders of the MLP.
MLP common units represent limited partnership interests in the MLP.  Common units are listed and traded on US securities exchanges, with their values fluctuating predominantly based on prevailing market conditions and the success of the MLP.  To the extent that the Fund invests in MLPs, it intends to purchase common units in market transactions.  Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors.  In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.  The Fund intends to invest in MLPs only to an extent and in a manner consistent with the Fund’s qualification as a regulated investment company.
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  Although common unitholders are generally limited in their liability, similar to a corporation’s shareholders, creditors typically have the right to seek the return of distributions made to such unitholders if the liability in question arose before the distribution was paid.  This liability may stay attached to the common unitholder even after the units are sold.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.  Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions.  MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.
Certain diversification and income requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”), will limit the Fund’s ability to invest in MLP securities.  In addition, the Fund’s ability to meet its investment objective may depend in part on the level of taxable income and distributions and dividends received from the MLP securities in which the Fund invests, a factor over which the Fund has no control.  The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.  If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed entirely as dividend income.
As a limited partner in an MLP taxed as a partnership, the Fund will receive a pro rata share of income, gains, losses and deductions from those MLPs.  Historically, a significant portion of income from such MLPs has been offset by tax deductions.  The Fund’s shareholders will incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses.  The percentage of an MLP’s income and gains that is offset by tax deductions and losses will fluctuate over time for various reasons.
Derivatives Instruments
The Fund may invest in some or all of the following types of derivatives instruments:  forward foreign currency contracts, futures, options, and swaps, all of which are described in more detail in this section of the SAI.
Generally, derivatives are financial instruments whose values depend on or are derived from the value of one or more underlying assets, reference rates, indices, or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities, or related indices. Derivatives instruments allow the Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.  Because some derivatives instruments used by the Fund may oblige it to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. For more information about segregating assets, see “Segregation of Assets” in this section.
The Fund may value derivatives instruments at market value, notional value, or full exposure value (i.e., the sum of the notional amount for the contract plus the market value).  The manner in which certain securities or other instruments are valued by the Fund may differ from the manner in which those investments are valued by other types of investors.
Exclusion from commodity pool operator definition.  The Fund has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the Manager, although registered as a commodity trading advisor (“CTA”) with the CFTC, provides commodity interest trading advice to the Fund as if the Manager was exempt from CTA registration in reliance on applicable rules of the CFTC.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.”  Commodity interests include commodity futures, commodity options, and certain swaps, which in turn include nondeliverable currency forwards, as further described below.  Because the Manager and the Fund intend to comply with the terms of the CPO exclusion with respect to the Fund, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments.
The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets.  The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, or the Fund, their respective investment strategies, or this SAI.
Generally, the exclusion from CPO definition and regulation on which the Trust relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions).  In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options, or swaps markets.  If, in the future, the Fund can no longer satisfy these requirements, the Trust would withdraw the notice claiming an exclusion from the definition of a CPO for the Fund, and the Manager would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies.  Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Manager’s compliance with comparable SEC requirements. However, as a result of CFTC regulation, the Fund may incur additional compliance and other expenses.
Developing government regulation of derivatives.  The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action.  In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.
It is not possible to predict fully the effects of current or future regulation.  However, it is possible that developments in government regulation of various types of derivatives instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivatives transactions, may prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal(s).  The Manager will continue to monitor developments in this area. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business.
Investment Companies

The Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto.
With respect to unaffiliated funds in which the Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.  The Fund will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permit the Fund’s investments to exceed such limits in unaffiliated underlying funds.  To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees.
The Fund may invest in securities issued by closed-end funds, subject to any of its investment policies. If the Fund invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments.  Investments in closed-end funds are subject to additional risks.  For example, the price of the closed-end fund’s shares quoted on an exchange may not reflect the NAV of the securities held by the closed-end fund, and the premium or discount the share prices represent versus NAV may change over time based on a variety of factors, including supply of and demand for the closed-end fund’s shares, that are outside the closed-end fund’s control or unrelated to the value of the underlying portfolio securities.  If the Fund invests in the closed-end fund to gain exposure to the closed-end fund’s investments, the lack of correlation between the performance of the closed-end fund’s investments and the closed-end fund’s share price may compromise or eliminate any such exposure.
To the extent that the Fund invests in an ETF, the market value of the ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETFs’ operating expenses and transaction costs.
Business Development Companies.
The Fund may invest in shares of business development companies (BDCs).  BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for raising capital.   BDCs invest in such diverse industries as healthcare, chemical, manufacturing, technology and service companies.  A BDC must invest at least 70% of the value of its total assets in certain asset types, which typically are the securities of private U.S. businesses, and must make available significant managerial assistance to the issuers of such securities.  BDCs often offer a yield advantage over other types of securities.  Managers of BDCs may be entitled to compensation based on the BDC’s performance, which may result in a manager of a BDC making riskier or more speculative investments in an effort to maximize incentive compensation and higher fees.
Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions.  Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase the BDC’s volatility and risk.  Investments made by BDCs generally are subject to legal and other restrictions on resale and are otherwise less liquid than publicly traded securities.  The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments.  BDCs also may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a BDC experiences the need to write down the value of an investment, which tends to increase the BDC’s volatility and risk.
Investments in BDCs are subject to management risk, including the ability of the BDC’s management to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change.  BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV.  Like an investment in other investment companies, the Fund will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.
BDCs may employ the use of leverage through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility of the BDC and the possibility that the BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.
Securities Lending
The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (“Lending Agreement”) with The Bank of New York Mellon (“BNY Mellon”).  At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest.  The required percentage is: (i) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (ii) 105% with respect to foreign securities.  With respect to each loan if, on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan.  If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.
The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; certain obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.
The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.  In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities.  The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan.  The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand.  With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower.  With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower.  The Fund records security lending income net of allocations to the security lending agent and the borrower.
Forward Foreign Currency Contracts
The Fund may use forward currency contracts to hedge currency risks, to facilitate transactions in foreign securities and to hedge against a decline in the value of existing investments denominated in foreign currency.  The Fund values its assets daily in US dollars, but does not intend to convert the value of its foreign holdings into US dollars on a daily basis.  The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations.  The Fund may conduct its forward foreign currency contracts on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract), and investors should be aware of the costs of currency conversion.
When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to “lock in” the US dollar price of the security or the US dollar equivalent of such dividend or interest payment as the case may be.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the US dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.
Additionally, when the Manager believes that the currency of a particular foreign country may suffer a substantial decline against the US dollar, the Fund may enter into a forward foreign currency contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the denominated in such foreign currency.

The Fund may use forward foreign currency contracts to manage currency risks and to facilitate transactions in foreign securities.  The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.
In connection with purchases and sales of securities denominated in foreign currencies, The Fund may enter into forward foreign currency contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date.  This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.”  The Manager expects to enter into settlement hedges in the normal course of managing the Fund’s foreign investments.  The Fund could also enter into forward foreign currency contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in a foreign currency, even if the specific investments have not yet been selected by the Manager.
The Fund may also use forward foreign currency contracts to hedge against a decline in the value of existing investments denominated in a foreign currency.  For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward foreign currency contract to sell pounds sterling in return for US dollars to hedge against possible declines in the pound’s value. Such a hedge (sometimes referred to as a “position hedge”) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling — for example, by entering into a forward foreign currency contract to sell euros in return for US dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into US dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover forward foreign currency contracts.  As required by SEC guidelines, the Fund will segregate assets to cover forward foreign currency contracts, if any, whose purpose is essentially speculative.
Under definitions adopted by the CFTC and the SEC, nondeliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.”  A nondeliverable forward is a cash-settled, short-term forward foreign currency contract on a thinly traded or nonconvertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds.  Although nondeliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities.  Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.”  However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.
Risks of forward foreign currency contracts.  The successful use of these transactions will usually depend on the Manager’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, for example, due to bankruptcy or insolvency of the counterparty.  While the Fund uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.  Moreover, investors should bear in mind that the Fund is not obligated to actively engage in hedging or other currency transactions.  For example, the Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might avoid a loss.
Forward foreign currency contracts may limit potential gain from a positive change in the relationship between the US dollar and foreign currencies.  Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.  Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency contracts entered into by the Fund.  This imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
Futures and Options on Futures
The Fund may use futures in the normal course of pursuing its investment objectives.  The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions.
Futures contracts.  Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date.  A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date.  A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date.  The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.
The underlying reference instruments to which futures contracts may relate include non-US currencies, interest rates, stock and bond indices, and debt securities, including US government debt obligations.  In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery.  The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract.  This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset.  Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.
Futures contracts may be bought and sold on US and non-US exchanges. Futures contracts in the US have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market.  Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default.  Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants.  Because all transactions in the futures market are made, offset, or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

The Fund generally buys and sells futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time.  An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices.  In addition, many of the futures contracts available may be relatively new instruments without a significant trading history.  As a result, there can be no assurance that an active market will develop or continue to exist.
When the Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in the market value of a contract over a fixed period.  Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM.  Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract.  The account is marked-to-market daily and the variation margin is monitored by the Manager and the Fund’s custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount.  If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund.  If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.
Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract.  For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract.  In some cases, securities called for by a futures contract may not have been issued when the contract was written.
Risks of futures contracts.  The Fund’s use of futures contracts is subject to the risks associated with derivatives instruments generally.  In addition, a purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin.  Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund.  In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so.  Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.
There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract.  The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.  If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
The Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur.  In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.
If the Manager’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, the Fund’s overall performance will be poorer than if it had not entered into a futures contract.  For example, if the Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged.  This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.
The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets.  First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets.  Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion.  Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.  When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Manager may still not necessarily result in a profitable transaction.
Futures contracts that are traded on non-US exchanges may not be as liquid as those purchased on CFTC-designated contract markets.  In addition, non-US futures contracts may be subject to varied regulatory oversight.  The price of any non-US futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-US exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Fund, may hold or control in a particular futures contract.  Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.  The regulation of futures, as well as other derivatives, is a rapidly changing area of law.
Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
Options on futures contracts.  Options on futures contracts trade on the same contract markets as the underlying futures contract.  When the Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price).  The purchase of a call or put option on a futures contract, whereby the Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency.  Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument.  For example, the Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-US currency against the US dollar.
The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option.  In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position.  In addition, the seller will be required to post and maintain initial and variation margin with the FCM.  One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.
For more general information about the mechanics of purchasing and writing options, see “Options” below.
Risks of options on futures contracts.  The Fund’s use of options on futures contracts is subject to the risks related to derivatives instruments generally.  In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs.  The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.  The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights.  If the seller were required to take such a position, it could bear substantial losses.  An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date.  A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option.  A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.
Options
In the normal course of pursuing its investment objective, the Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool.  The Fund may buy or write call or put options on securities, financial indices, and foreign currencies.  Each Fund may invest (buy and write) in options that are either exchange listed or traded over-the-counter.  Certain over-the-counter options may be illiquid.  Thus, it may not be possible to close option positions and this may have an adverse impact on the Fund’s ability to effectively hedge its securities.  The Fund will not, however, invest more than 10% of its net assets in illiquid securities.  The Fund will not engage in put options on securities indices that have unmanaged loss exposure.
Overview.  An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument; the remaining term of the option, supply, demand, or interest rates; and/or currency exchange rates.  An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges.  As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions.  In particular, all option positions entered into on a national securities exchange in the US are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default.  Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.  There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of the Fund’s orders to close out open options positions.
Purchasing call and put options.  As the buyer of a call option, the Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options).  The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire.  For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected.  Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, the Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options).  As with a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.  The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument.  Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price.  The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option.  A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Manager deems it desirable to continue to hold the instrument because of tax or other considerations.  The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold.  Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.
If a put option were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs.  In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing call and put options.  Writing options may permit the writer to generate additional income in the form of the premium received for writing the option.  The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options).  Whether or not an option expires unexercised, the writer retains the amount of the premium.  Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option.  The Fund will write call options on a covered basis only.
If the Fund writes a covered call option, any underlying reference instruments that are held by the Fund and subject to the call option will be earmarked on the books of the Fund as segregated to satisfy its obligations under the option.  The Fund will be unable to sell the underlying reference instruments that are subject to the written call option until the Fund either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation.  As the writer of a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value.  If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price.  In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option).  If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received.  If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument.  The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument.  The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value.  If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time.  The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option.  However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Closing out options (exchange-traded options).  As the writer of an option, if the Fund wants to terminate its obligation, the Fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the Fund’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale.  There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by the Fund. Closing transactions allow the Fund to terminate its positions in written and purchased options.  The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options).  For example, increases in the market price of a call option sold by the Fund will generally reflect increases in the market price of the underlying reference instrument.  As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.
Over-the-counter (“OTC”) options.  Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.
OTC options are arranged directly with dealers and not with a clearing corporation or exchange.  Consequently, there is a risk of nonperformance by the dealer, including because of the dealer’s bankruptcy or insolvency.  While the Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.  Because there is no exchange, pricing is typically done based on information from market makers or other dealers.  OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.
There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  The Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  When the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option.  The Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.
Risks of options.  The Fund’s options investments involve certain risks, including general risks related to derivatives instruments.  There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options.  Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired.  The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when the Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased.  If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option.  When trading options on non-US exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available.  For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.
The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund’s portfolio that is being hedged.  In addition, the Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option.  If the Manager is not successful in using options in managing the Fund’s investments, the Fund’s performance will be worse than if the Manager did not employ such strategies.
Segregation of Assets
Consistent with SEC staff guidance, financial instruments that involve the Fund’s obligation to make future payments to third parties will not be viewed as creating any senior security provided that the Fund covers its obligations as described below.  Those financial instruments can include, among others, (i) securities purchased on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward foreign currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii)  reverse repurchase agreements.
Consistent with SEC staff guidance, the Fund will consider its obligations involving such a financial instrument as “covered” when the Fund (1) maintains an offsetting financial position, or (2) segregates liquid assets (constituting cash, cash equivalents, or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis.  Dedicated Fund compliance policies and procedures, which the Board has approved, govern the kinds of transactions that can be deemed to be offsetting positions for purposes of (1) above, and the amounts of assets that need to be segregated for purposes of (2) above (“Asset Segregation Policies”).
With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount that, when added to the amounts deposited with a FCM as margin, equal the market value of the instruments underlying the futures contract (sometimes referred to as the notional value of the contract).  With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or “earmark” liquid assets in an amount that, when added to the amounts deposited with a FCM as margin, equal the Fund’s daily marked to market (net) obligation under the contract ( i.e., the daily market value of the contract itself), if any; in other words, the Fund may set aside its daily net liability, if any, rather than the notional value of the futures contract.  By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full notional value of the futures contract.
The Fund’s Asset Segregation Policies may require the Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets.  If segregated assets decline in value, the Fund will need to segregate additional assets or reduce its position in the financial instruments.  In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until the Fund’s obligations under the financial instruments have been satisfied. In addition, the Fund’s ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the Asset Segregation Policies require the Fund to segregate.
Swaps
The Fund may invest in credit default swap (“CDS”) contracts, inflation, interest rate and total return swaps to the extent consistent with its investment objectives and strategies.  The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market.  The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.  The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.  The Fund will only invest in these types of swap transactions when all the reference rates are related to or derived from instruments or markets in which the Fund is otherwise eligible to invest, and subject to the investment limitations on the instruments to which the purchased reference rate relates.
The Fund will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager.  In addition, the Manager will monitor the ongoing creditworthiness of swap counterparties in order to seek to minimize the risk of swaps.
Comprehensive swaps regulation.  The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants.  This regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis.  The CFTC is responsible for the regulation of most swaps.  The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.
Uncleared swaps.  In an uncleared swap, the swap counterparty is typically a brokerage firm, bank, or other financial institution.  The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.
In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other.  An early termination payment may be payable by either the defaulting or nondefaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination.  Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.
During the term of an uncleared swap, the Fund is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets, referred to as “variation margin”, that is equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments.  Periodically, changes in the variation margin amount are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument.  Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund.  However, the amount pledged may not always be equal to or more than the amount due to the other party.  Therefore, if a counterparty defaults on its obligations to the Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.
Currently, the Fund does not typically provide initial margin in connection with uncleared swaps.  However, rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time.  When these rules take effect with respect to the Fund, if the Fund is deemed to have material swaps exposure under applicable swaps regulation, it will be required to post initial margin in addition to variation margin.
Cleared swaps.  Certain standardized swaps are subject to mandatory central clearing and exchange trading.  The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing, and public trading facilities making such cleared swaps available to trade.  To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps.  For more information, see “Risks of cleared swaps” below.
In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank, or other financial institution.  Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty.
When the Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.”  Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty.  During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement.  At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount.  If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund.  If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.
Recently adopted CFTC rules require the trading and execution of certain cleared swaps on public trading facilities.  Trading on an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.
Credit default swaps.  The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments).  The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event.  If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing.  The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.
Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event.  The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer.  Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly.  As the seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.
Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration default, or repudiation or restructuring of the reference debt obligation.  There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation.  In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement.  In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.
ISDA’s Determination Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event.  In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders.  As a result, the Determinations Committees might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.  For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement.  Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated.  Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.
Interest rate swaps.  An interest rate swap is an agreement between two parties to exchange interest rate payment obligations.  Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money.  Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount.  Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating interest rate payments, an interest rate swap can be used to increase or decrease the Fund’s exposure to various interest rates, including to hedge interest rate risk.  Interest rate swaps are generally used to permit the party seeking a floating-rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets.  The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved.  An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.
Inflation index swaps.  An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate.  Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money.  Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.  The value of an inflation index swap is expected to change in response to changes in the rate of inflation.  If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value.  Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.
Total return swaps.  A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference”) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument taken place.  For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security.  In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.
Risks of swaps generally.  The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Manager to predict correctly which types of investments are likely to produce greater returns.  If the Manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates, or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.
The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party.  If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive.  If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount.  If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations.  In addition, the Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.
Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Fund’s limitation on investments in illiquid securities.  If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses.  Participants in the swap markets are not required to make continuous markets in the swap contracts they trade.  Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell.  Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation.  However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation.  As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity.  The Manager, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s swap transactions.
Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared.  This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency.  This may be beneficial to funds that use swaps in their trading strategies.  However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds’ identities as intended.
Certain Internal Revenue Service (“IRS”) positions may limit the Fund’s ability to use swap agreements in a desired tax strategy.  It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences.  For more information about potentially changing regulation, see “Developing government regulation of derivatives” above.
Risks of uncleared swaps.  Uncleared swaps are not traded on exchanges.  As a result, swap participants may not be as protected as participants on organized exchanges.  Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse.  As a result, the Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency.  The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency, or bankruptcy by a swap counterparty.  In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor.  If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.  The Manager will only approve a swap agreement counterparty for the Fund if the Manager deems the counterparty to be creditworthy under the Fund’s counterparty review process.  However, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.
Risks of cleared swaps.  As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Fund.
Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely.  There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract.  The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.  If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.  Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.
With cleared swaps, the Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap.  In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps.  Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Currently, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap.  However, regulators have adopted rules imposing margin requirements on uncleared swaps, which will become effective as to various market participants over time.
Finally, the Fund is subject to the risk that, after entering into a cleared swap, no FCM or central counterparty is willing or able to clear the transaction.  In such an event, the Fund may be required to break the trade and make an early termination payment.
Because some swaps used by the Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such swaps.  For more information about segregating assets, see “Segregation of Assets” in this section.
Loans and Other Indebtedness
The Fund may purchase loans and other indebtedness.
In purchasing a loan, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower.  Many such loans are secured, although some may be unsecured.  Such loans may be in default at the time of purchase.  Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.  These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities.  Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal, and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower.  Alternatively, such loans may be structured as a novation, pursuant to which the Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which the Fund would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary.

The Fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services.  These claims may also be purchased at a time when the company is in default.
Certain of the loans and the other indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments which obligate the Fund to pay additional cash on a certain date or on demand.  These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments in a segregated account.  The Fund’s ability to receive payment of principal, interest, and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower.  In selecting the loans and other indebtedness that the Fund will purchase, the Manager will rely upon its own (and not the original lending institution’s) credit analysis of the borrower.  As the Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, the Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an “issuer” of the loan for purposes of compliance with applicable law pertaining to the diversification of the Fund’s portfolio investments.  The highly leveraged nature of many such loans and other indebtedness may make such loans and other indebtedness especially vulnerable to adverse changes in economic or market conditions.  Investments in such loans and other indebtedness may involve additional risk to the Fund.
Special Risks related to Cybersecurity Issues
As an closed-end management investment company, the Fund has delegated its operational activities to third-party service providers, subject to the oversight of the Board.  Because the Fund operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that are potentially subject to cyber attacks.  The third-party service providers that facilitate the Fund’s business activities, including, but not limited to, fund management, custody of Fund assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Fund and its shareholders, including from breakdowns or failures of the third-party service providers’ own systems or capacity constraints.  A failure or breach of the operational or security systems or infrastructure of the Fund’s third-party service providers could disrupt the Fund’s operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses.  Although the Fund and its third-party service providers have business continuity plans and other safeguards in place, the operations of Fund’s third-party service providers may be adversely affected by significant disruption of the service providers’ operating systems or physical infrastructure that support the Fund and its shareholders.
The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Fund’s third-party service providers are subject.  The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Fund.  The Fund’s third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Fund’s or its shareholders’ confidential and other information, or otherwise disrupt the business operations of the Fund or its third-party service providers.  Although to date the Fund has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Fund or its third-party service providers will not suffer such losses in the future.
Disruptions or failures in the physical infrastructure or operating systems that support the Fund’s third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Fund’s third-party service providers use to service the Fund’s operations, could result in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.  The business continuity policies and procedures that the Fund and its third-party service providers have established seek to identify and mitigate the types of risk to which the Fund and its third-party service providers are subject.  As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.
Portfolio Trading and Turnover
Portfolio trading will be undertaken principally to accomplish the Fund’s investment objectives.  The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code (“Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objectives.  The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.  Such turnover always will be incidental to transactions undertaken with a view to achieving the Fund’s investment objectives.
The portfolio turnover rate tells you the amount of trading activity in a fund’s portfolio.  A turnover rate of 100% would occur, for example, if all of a fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded.  The turnover rate also may be affected by cash requirements from redemptions and repurchases of a fund’s shares.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objectives, the Fund may hold securities for any period of time.
For the past two fiscal years, the Fund’s portfolio turnover rates were as follows:
2017	2018
36%	29%

MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS
The Fund is governed by a Board of Directors, which has oversight responsibility for the management of the Fund’s business and affairs. Directors establish procedures and oversee and review the performance of the investment manager and others who perform services for the Fund.  The independent fund Directors, in particular, are advocates for shareholder interests.  Certain officers and Directors hold identical positions in Delaware Funds.  The Directors and principal officers are noted below along with their birthdates and their business experience for the past five years.
The Directors serve for indefinite terms until their resignation, death, or removal.

Name, Address, and Birthdate	Position(s) Held with the Fund	Length of Time Served	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Director During the Past Five Years
Interested Director
Shawn K. Lytle [1] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Director	Director since September 2015 President and Chief Executive Officer since August 2015	59	President—Macquarie Investment Management[2] (June 2015–Present) Regional Head of Americas—UBS Global Asset Management (April 2010–May 2015)	Trustee—UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)

Independent Directors
Jerome D. Abernathy 2005 Market Street Philadelphia, PA 19103 July 1959	Director	Since January 2019	59	Managing Member, Stonebrook Capital Management, LLC (financial technology: macro factors and databases) (January 1993–Present)	None
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chair and Director	Director since March 2005 Chair since March 2015	59	Private Investor (March 2004–Present)	None
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Director	Since March 2015	59	Chief Executive Officer, Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011)—J.P. Morgan Chase & Co.	Director—Banco Santander International (October 2016–Present) Director—Santander Bank, N.A.(December 2016– Present)
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Director	Since January 2013	59	Private Investor (April 2011–Present)	Director and Audit Committee Member— Hercules Technology Growth Capital, Inc. (July 2004–July 2014)

Independent Directors
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Director	Since January 2001	59	President—Drexel University (August 2010–Present) President—Franklin & Marshall College (July 2002–June 2010)
Director; Compensation
Committee and Governance Committee
Member—Community
Health Systems (May 2004–Present)

Director—Drexel Morgan
& Co. (2015-Present)

Director and Audit Committee Member—vTv
Therapeutics LLC  (2017-Present)

Director and Audit Committee Member—FS
Credit Real Estate Income
Trust, Inc. (2018-Present)

Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Director	Since March 2005	59	Private Investor (2004–Present)	None

Independent Directors
Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Director	Since September 2011	59
Private Investor
(January 2017–Present)

Chief Executive Officer—Banco Itaú International
(April 2012–December 2016)

Executive Advisor to Dean (August
2011–March 2012) and Interim Dean (January 2011–July 2011)—
University of Miami School of Business Administration

President—U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)
					Trust Manager and Audit Committee Chair— Camden Property Trust (August 2011–Present) Director—Carrizo Oil & Gas, Inc. (March 2018– Present)
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Director	Since January 2013	59	Vice Chairman (2010–April 2013)—PNC Financial Services Group
Director—HSBC North America Holdings Inc.
(December 2013–Present)

Director—HSBC USA Inc.
(July 2014–Present)

Director—HSBC Bank
USA, National Association
(July 2014–March 2017)

Director—HSBC Finance
Corporation
(December 2013–April 2018)

Independent Directors
Christianna Wood 2005 Market Street Philadelphia, PA 19103 August 1959	Director	Since January 2019	59	Chief Executive Officer and President—Gore Creek Capital, Ltd. (August 2009–Present)
Director and Audit
Committee Member—
H&R Block Corporation
(July 2008–Present)

Director and Audit
Committee Member—
Grange Insurance
(2013–Present)

Trustee and Audit
Committee Member—
The Merger Fund
(2013–Present),The
Merger FundVL
(2013–Present), WCM
Alternatives: Event-Driven Fund (2013–Present), and
WCM Alternatives: Credit
Event Fund (December 2017–Present)

Director—International
Securities Exchange
(2010–2016)

Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Director	Since April 1999	59	Vice President and Treasurer (January 2006–July 2012) Vice President—Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003)— 3M Company	Director; Personnel and Compensation Committee Chair; Member of Nominating, Investments, and Audit Committees for various periods throughout directorship—Okabena Company(2009–2017)

	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past Five Years
Officers
David F. Connor[3] 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	David F. Connor has served in various capacities at different times at Macquarie Investment Management.
Daniel V. Geatens[3] 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Vice President and Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.
Richard Salus[3] 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	Richard Salus has served in various capacities at different times at Macquarie Investment Management.
[1] Shawn K. Lytle is considered to be an “Interested Director” because he is an executive officer of the Fund’s investment advisor.
[2] Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s investment advisor.
[3] David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor as the Fund. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

The following table shows each Director’s ownership of shares of the Fund and of shares of all Delaware Funds as of Dec. 31, 2018, unless otherwise noted.  As new Directors effective Jan. 1, 2019, Jerome D. Abernathy and Christianna Wood did not own any shares of the Fund or any of the other registered investment companies in the family of investment companies as of Dec. 31, 2018.

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities* in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Interested Director
Shawn K. Lytle	None	$10,001-$50,000
Independent Director
Thomas L. Bennett	None	Over $100,000
Ann D. Borowiec	None	Over $100,000
Joseph W. Chow	None	Over $100,000
John A. Fry	None	Over $100,000
Lucinda S. Landreth	None	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities* in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Thomas K. Whitford	None	Over $100,000
Janet L. Yeomans	None	Over $100,000
*The ranges for equity securities ownership by each Director are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

The following table describes the aggregate compensation received by each Director and the total compensation received from Delaware Funds for which he or she served as a Director for the Fund’s last fiscal year. Only the Directors who are not “interested persons” as defined by the 1940 Act (the “Independent Directors”) receive compensation from the Fund. As new Directors effective Jan. 1, 2019, Jerome D. Abernathy and Christianna Wood did not receive any compensation from the Fund or the other investment companies in the Delaware Funds complex for the Fund’s last fiscal year.

Name	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in Delaware Funds Complex*
Thomas L. Bennett (Chair)	$653	None	$399,167
Ann D. Borowiec	$431	None	$263,667
Joseph W. Chow	$541	None	$331,167
John A. Fry	$527	None	$322,167
Lucinda S. Landreth	$468	None	$286,167
Frances A. Sevilla-Sacasa	$492	None	$301,667
Thomas K. Whitford	$461	None	$281,667
Janet L. Yeomans	$502	None	$306,667
* Each Independent Trustee/Director receives: (i) an annual retainer fee of $200,000 for serving as a Trustee/Director for all 26 investment companies in the Delaware Funds family (59 funds in the complex), plus $14,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex; and (ii) a $3,000 fee for attending telephonic board meetings on behalf of the investment companies in the complex. The committee members and committee/board chairs also receive the following fees:  (i) members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee will receive additional compensation of up to $5,200 for each Committee meeting attended; (ii) the Chair for each of the Audit Committee, the Investments Committee, and the Nominating and Corporate Governance Committee receives an annual retainer of $25,000; and (iii) the Board Chair will receive an additional annual retainer of $80,000. Thomas L. Bennett, John A. Fry, Frances A. Sevilla-Sacasa, and Joseph W. Chow each received a one-time payment of $20,000 in 2018 to compensate them for their work in identifying and interviewing new members for the Board.
Board Leadership Structure
Common Board of Trustees/Directors:  The business of the Fund is managed under the direction of its Board.  The Directors also serve on the Boards of all the other investment companies that comprise Delaware Funds.  The Directors believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex.

The Directors believe that the common board structure allows the Directors to leverage their individual expertise and that their judgment is enhanced by being Directors of all of the funds in the complex.
Board Chair:  Mr. Bennett is the Board’s Chair.  As fund governance best practices have evolved, more and more fund boards have opted to have an independent director serve as chair.  Among other reasons, the Board selected Mr. Bennett as Chair due to his substantial financial industry experience and his tenure on the Board.  As the Chair, Mr. Bennett, in consultation with Fund management, legal counsel, and the other Directors, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings.  Mr. Bennett also conducts meetings of the Independent Directors.  He also generally serves as a liaison among outside Directors, Fund officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.
Size and composition of Board:  The Board is currently comprised of eleven Directors. Ten of the eleven Directors are independent.  The Directors believe that the current size of the Board is conducive to Board interaction, dialogue, and debate, resulting in an effective decision-making body.  The Board comprises Directors with a variety of professional backgrounds.  The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board.  The Directors regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.  In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Directors.  As a result, a Director may serve until December 31 of the calendar year in which such Director reaches the age of 75.  At the discretion of the other Directors, active service for a particular Director may be extended for a limited period of time beyond a Director’s normal retirement date.
Committees:  The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board.  The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Fund.  The committees benefit from the professional expertise of their members.  At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.  The Board has the following committees:
Audit Committee:  This committee monitors accounting and financial reporting policies, practices, and internal controls for the Fund.  It also oversees the quality and objectivity of the Fund’s financial statements and the independent audit thereof, and acts as a liaison between the Fund’s independent registered public accounting firm and the full Board.  The Fund’s Audit Committee consists of the following Independent Directors: Thomas K. Whitford, Chair; John A. Fry; Lucinda S. Landreth; Christianna Wood; and Janet L. Yeomans.  The Audit Committee held four meetings during the Fund’s last fiscal year.
Nominating and Corporate Governance Committee:  This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members.  The committee also monitors the performance of counsel for the Independent Directors.  The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, Attention:  General Counsel, c/o Delaware Funds at 2005 Market Street, Philadelphia, PA 19103-7094.  Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board.  The committee consists of the following Independent Directors:  Frances A. Sevilla-Sacasa, Chair; Thomas L. Bennett (ex officio); Ann D. Borowiec; and Joseph W. Chow. The Nominating and Corporate Governance Committee held five meetings during the Fund’s last fiscal year.
In reaching its determination that an individual should serve or continue to serve as a Director of the Fund, the committee considers, in light of the Fund’s business and structure, the individual’s experience, qualifications, attributes, and skills (the “Selection Factors”).  No one Selection Factor is determinative, but some of the relevant factors that have been considered include:  (i) the Director’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Director’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole.
Board Qualifications.  Below is a brief summary of the Selection Factors that relate to each Director as of the date of this SAI.
Jerome D. Abernathy—Mr. Abernathy has over 30 years of experience in the investment management industry. In selecting him to serve on the Board, the Independent Directors of the Fund noted and valued his extensive experience as a chief investment officer, director of research, trader, and analytical proprietary trading researcher.  Mr. Abernathy received a B.S. in electrical engineering from Howard University and a Ph.D. in electrical engineering and computer science from Massachusetts Institute of Technology. Mr. Abernathy has served on the Board since January 2019.
Thomas L. Bennett—Currently the Board’s Chair, Mr. Bennett has over 30 years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis.  He has served in senior management for a number of money management firms.  Mr. Bennett has also served as a board member of another investment company, an educational institution, nonprofit organizations, and for-profit companies.  He has an M.B.A. from the University of Cincinnati. Mr. Bennett has served on the Board since March 2005.
Ann D. Borowiec—Ms. Borowiec has over 25 years of experience in the banking and wealth management industry.  Ms. Borowiec also serves as a board member on several nonprofit organizations.  In nominating her to the Board in 2015, the Independent Directors of the Fund found that her experience as a Chief Executive Officer in the private wealth management business at a leading global asset manager and private bank, including the restructuring of business lines and defining client recruitment strategies, complemented the skills of existing board members.  Her experience would also provide additional oversight skill in the area of fund distribution.  Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University. Ms. Borowiec has served on the Board since March 2015.
Joseph W. Chow—Mr. Chow has over 30 years of experience in the banking and financial services industry.  In electing him in 2013, the Independent Directors of the Fund found that his extensive experience in business strategy in non-US markets complemented the skills of existing Board members and also reflected the increasing importance of global financial markets in investment management.  The Independent Directors also found that Mr. Chow’s management responsibilities as a former Executive Vice President of a leading global asset servicing and investment management firm as well as his experience as Chief Risk and Corporate Administration Officer would add helpful oversight skills to the Board’s expertise.  Mr. Chow holds a B.A. degree from Brandeis University and M.C.P. and M.S. in Management degree from MIT. Mr. Chow has served on the Board since January 2013.

John A. Fry—Mr. Fry has over 25 years of experience in higher education.  He has served in senior management for three major institutions of higher learning including serving as president of a leading research university.  Mr. Fry has also served as a board member of many nonprofit organizations and several for-profit companies.  Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk-management, internal audit, and information technology.  He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University.  Mr. Fry has served on the Board since January 2001.
Lucinda S. Landreth—Ms. Landreth has over 35 years of experience in the investment management industry, particularly with equity management and analysis.  She has served as Chief Investment Officer for a variety of money management firms including a bank, a broker, and an insurance company.  Ms. Landreth has advised mutual funds, pension funds, and family wealth managers and has served on the board and executive committees of her college, two foundations and several nonprofit institutions.  In addition to holding a B.A. from Wilson College, she is a Chartered Financial Analyst. Ms. Landreth has served on the Board since March 2005.
Frances A. Sevilla-Sacasa—Ms. Sevilla-Sacasa has over 30 years of experience in banking and wealth management.  In electing her in 2011, the Independent Directors of the Fund found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the US.  The Independent Directors also found that Ms. Sevilla-Sacasa’s management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board’s expertise, and her extensive nonprofit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board.  Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Directors valued her perceived dedication to client service as a result of her overall career experience.  Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees from the University of Miami and Thunderbird School of Global Management, respectively. Ms. Sevilla-Sacasa has served on the Board since September 2011.
Thomas K. Whitford—Mr. Whitford has over 25 years of experience in the banking and financial services industry, and served as Vice Chairman of a major banking, asset management, and residential mortgage banking institution. In electing him in 2013, the Independent Directors of the Fund found that Mr. Whitford’s senior management role in wealth management and experience in the mutual fund servicing business would provide valuable current management and financial industry insight, in particular, and complemented the skills of existing Board members.  The Independent Directors also found that his senior management role in integrating company acquisitions, technology, and operations and his past role as Chief Risk Officer would add a helpful oversight skill to the Board’s expertise.  Mr. Whitford holds a B.S. degree from the University of Massachusetts and an M.B.A. degree from The Wharton School of the University of Pennsylvania.  Mr. Whitford has served on the Board since January 2013.
Christianna Wood—Ms. Wood has over 30 years of experience in the investment management industry. In selecting her to serve on the Board, the Independent Directors of the Fund noted and valued her significant portfolio management, corporate governance and audit committee experience.  Ms. Wood received a B.A. in economics from Vassar College and an M.B.A. in finance from New York University. Ms. Wood has served on the Board since January 2019.
Janet L. Yeomans—Ms. Yeomans has over 28 years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company.  In this role, Ms. Yeomans had significant broad-based financial experience, including global financial risk-management and mergers and acquisitions.  She served as a board member of a for-profit company and also is a current board member of a hospital and a public university system. She holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology, and an M.B.A. from the University of Chicago.  Ms. Yeomans has served on the Board since April 1999.
Shawn K. Lytle—Mr. Lytle has over 20 years of experience in the investment management industry. He has been the president of Macquarie Investment Management – Americas since June 2015, and he is responsible for all aspects of the firm’s business.  Prior to that time, Mr. Lytle served in various executive management, investment management, and distribution positions at two major banking institutions.  He holds a B.A. degree from The McDonough School of Business at Georgetown University.  Mr. Lytle has served on the Board since September 2015.  Mr. Lytle serves on the board of directors of the National Association of Securities Professionals (NASP), and the Sustainability Accounting Standards Board, and he is a member of the board of governors for the Investment Company Institute (ICI).  In November 2017, Mr. Lytle was named to the Black Enterprise list of “Most Powerful Executives in Corporate America.”
Independent Director Committee:  This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities.  The committee comprises all of the  Board’s Independent Directors.  The Independent Director Committee held four meetings during the Fund’s last fiscal year.
Investments Committee:  The primary purposes of the Investments Committee are to: (i) assist the  Board at its request in its oversight of the investment advisory services provided to the Fund by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Directors should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following Independent Directors:  Janet L. Yeomans, Chair; Jerome D. Abernathy; Ann D. Borowiec; Joseph W. Chow; and Lucinda S. Landreth. The Investments Committee held five meetings during the Fund’s last fiscal year.
Board role in risk oversight:  The Board performs a risk oversight function for the Fund consisting, among other things, of the following activities:  (1) receiving and reviewing reports related to the performance and operations of the Fund; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Fund; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Fund’s transfer agent, the custodian and the independent public accounting firm of the Fund, to review and discuss the activities of the Fund, and to provide direction with respect thereto; (6) engaging the services of the Fund’s Chief Compliance Officer to test the compliance procedures of the Fund and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.
The Directors perform this risk oversight function throughout the year in connection with each quarterly Board meeting.  The Directors routinely discuss certain risk-management topics with Fund management at the Board level and also through the standing committees of the Board.  In addition to these recurring risk-management discussions, Fund management raises other specific risk-management issues relating to the Fund with the Directors at Board and committee meetings.  When discussing new product initiatives with the Board, Fund management also discusses risk — either the risks associated with the new proposals or the risks that the proposals are designed to mitigate.  Fund management also provides periodic presentations to the Board to give the Directors a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Fund.
The Audit Committee looks at specific risk-management issues on an ongoing basis.  The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Fund’s assets, and certain compliance matters.  In addition, the Audit Committee meets with the Manager’s internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Fund.
The Board’s other committees also play a role in assessing and managing risk.  The Nominating and Corporate Governance Committee and the Independent Director Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Director Committee, by overseeing the evaluation of the Board, its committees, and its activities.  The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls, and fund expenses.
Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board’s approach to risk oversight will be able to minimize or even mitigate any particular risk.  The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

PRINCIPAL HOLDERS

According to disclosure publicly filed with the SEC, as of March 31, 2019, no shareholders held of record 5% or more of the outstanding shares of the Fund  listed below. Management does not have knowledge of beneficial owners.

INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Investment Manager
The Fund’s investment manager is Delaware Management Company (the “Manager”).  The Manager is a US registered investment advisor.  The Manager’s principal business address is 2005 Market Street, Philadelphia, PA 19103-7094.
The Manager furnishes investment management services to the Fund, subject to the supervision and direction of the Board.  The Manager also provides investment management services to all of the other Delaware Funds.
Affiliates of the Manager also manage other investment accounts.  While investment decisions for the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.  The Manager pays the salaries of all Directors, officers, and employees who are affiliated with both the Manager and the Board. In the course of discharging its non-portfolio management duties under the advisory contract, the Manager may delegate to affiliates.
As of March 31, 2019, the Manager and its affiliates within Macquarie Investment Management were managing in the aggregate $167.9 billion in assets in various institutional or separately managed,

investment company, and insurance accounts.  The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services.  “Macquarie Investment Management” is the marketing name for MMHI and its subsidiaries.
The Investment Management Agreement may be renewed if such renewal is approved annually by (i) a majority of the Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, and (ii) the Board of Directors of the Fund or a majority of the outstanding voting securities of the Fund.  The Investment Management Agreement may be terminated without penalty at any time by the Fund upon the vote of a majority of the Fund’s Board of Directors or a majority of the outstanding voting securities of the Fund or by the Manager, on 60 days’ written notice by either party to the other.  In addition, the Agreement will terminate in the event it is assigned (as defined in the 1940 Act).
In accordance with the terms of its Investment Management Agreement, the Fund pays the Manager an annual fee of 0.55%, calculated daily and paid monthly, of the adjusted average daily net assets of the Fund.  For purposes of the calculation of investment management fees, adjusted average daily net assets exclude the line of credit liability.
During the last three fiscal years, the Fund paid the following investment management fees to the Manager:
November 30, 2018	November 30, 2017	November 30, 2016
$712,022	$721,810	$683,498

Terms of Agreements.  Under the terms of the Investment Management Agreement between the Fund and the Manager, the Manager manages the investment and reinvest-ment of the assets of the Fund, subject to the direction of the Board and officers of the Fund.
As provided in the Investment Management Agreement, the Fund bears a portion of the cost of certain resources shared with the Manager, including the cost of the Manager’s internal personnel and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund.
Directors, officers and employees of the Manager may be Directors, officers and employees of the Fund.  Those individuals shall not receive any compensation from the Fund for acting in such dual capacity.  In the conduct of the respective business of the Fund and Manager and in the performance of the Investment Management Agreement, the parties may share facilities, with appropriate proration of expenses between them, except that the Manager shall pay all executive salaries and executive expenses of the Fund.  The Fund shall bear all its other expenses.  See “Expenses of the Fund” below.  The Investment Management Agreement provides that the Manager may render similar investment services to others.
The Investment Management Agreement may be renewed if such renewal is approved annually by (i) a majority of the Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, and (ii) the Board or a majority of the outstanding voting securities of the Fund.  The Investment Management Agreement may be terminated without penalty at any time by the Fund upon the vote of a majority of the Fund’s Board of Directors or a majority of the outstanding voting securities of the Fund or by the Manager, on 60 days’ written notice by either party to the other. In addition, the Agreement will terminate in the event it is assigned (as defined in the 1940 Act).

Expenses of the Fund.  Except for those expenses borne by the Manager under the Investment Management Agreement, the Fund is responsible for all of its own expenses.  Among others, such expenses include the Fund’s administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing reports sent to shareholders.
Sub-advisors
Macquarie Investment Management Europe Limited (“MIMEL”); Macquarie Investment Management Global Limited (“MIMGL”); and Macquarie Funds Management Hong Kong (“MFMHK”) have been approved as sub-advisors for the Fund. MIMEL, MIMGL, and MFMHK may also be referenced as “sub-advisor(s)” below.
The nature of the services to be provided by the sub-advisors, unlike traditional sub-advisors who make the investment-related decisions with respect to the sub-advised portfolio, is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas.  The Manager’s portfolio managers for the Fund retain portfolio management discretion over the Fund.  The Manager also retains the decision-making authority with respect to purchases and sales of securities in the Fund.
The Manager does not pay MIMEL, MIMGL, or MFMHK fees in conjunction with any services rendered to the Fund.
It is anticipated that MIMEL and MIMGL will each provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by the Fund’s portfolio managers.
It is anticipated that MIMGL and MFMHK will each provide access to the additional quantitative investment resources and related support of MIMGL and MFMHK. MIMGL and MFMHK provide trade execution support.
Administrator
The Bank of New York Mellon is the Fund’s accountant and financial administrator (the “Administrator”).  Those services include performing functions related to calculating the Fund’s NAV and providing financial reporting information, regulatory compliance testing, and other related accounting services.  For these services, the Fund pays BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges.
Administrator Oversight Provider
Delaware Investments Fund Services Company (DIFSC), an affiliate of the Manager provides fund accounting and financial administration oversight services (the “Administrator Oversight Provider”).  Those services include overseeing the Fund’s pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports and other regulatory filings.  DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data.
For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee).  Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund pays its portion of the remainder of the Total Fee on a relative NAV basis.
Custodian
The custodian for the Fund is The Bank of New York Mellon, whose principal address is 240 Greenwich Street, New York, New York 10286-0001.
BNY Mellon is the custodian of the Fund’s securities and cash.  As custodian for the Fund, BNY Mellon maintains a separate account or accounts for the Fund; receives, holds, and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund’s portfolio securities. BNY Mellon also serves as the Fund’s custodian for its investments in foreign securities.
Transfer Agent and Registrar
The transfer agent and registrar for the Fund is Computershare, Inc., whose principal address is 480 Washington Boulevard, Jersey City, New Jersey 07310.
Fund Accountants
The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Fund. Those services include performing functions related to calculating the Fund’s NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services.  For these services, the Fund pays BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges.  DIFSC provides fund accounting and financial administration oversight services to the Fund.  Those services include overseeing the Fund’s pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data.  For these services, the Fund pays DIFSC an asset-based fee, plus certain out-of-pocket expenses, and transactional charges.  The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Funds on a relative NAV basis.
During the fiscal years ended Nov. 30, 2016, 2017, and 2018, the Fund paid the following amounts to BNY Mellon for fund accounting and financial administration services: $34,067, $38,379, and $46,463, respectively.
During the fiscal years ended Nov. 30, 2016, 2017, and 2018, the Fund paid the following amounts to DIFSC for fund accounting and financial administration oversight services:  $5,887, $6,813, and $8,883, respectively.
Securities Lending Agent
The Board has approved the Fund’s participation in a securities lending program.  Under the securities lending program, BNY Mellon serves as the Fund’s securities lending agent (“Securities Lending Agent”).
For the fiscal year ended Nov. 30, 2018, the Fund did not participate in the securities lending program.

The Securities Lending Agent typically provides the following services to the Fund in connection with its securities lending activities:  (i) entering into loans subject to guidelines or restrictions provided by the Fund; (ii) establishing and maintaining collateral accounts; (iii) monitoring daily the value of the loaned securities and collateral; (iv) seeking additional collateral as necessary from borrowers, and returning collateral to borrowers; (v) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral in accordance with the Fund's guidelines; (vi) negotiating loan terms; (vii) selecting securities to be loaned subject to guidelines or restrictions provided by the Fund; (viii) recordkeeping and account servicing; (ix) monitoring dividend and proxy activity relating to loaned securities; and (x) arranging for return of loaned securities to the Fund at loan termination.
Legal Counsel
Stradley Ronon Stevens & Young, LLP serves as the Fund’s legal counsel.
Independent Registered Public Accounting Firm
The Financial Statements of the Fund are audited by [     ], an independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and will be included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.  [    ] provides assistance on accounting, tax and related matters to the Fund.  The principal business address of [   ] is [         ].
PORTFOLIO MANAGEMENT

Roger A. Early, Babak “Bob” Zenouzi, Damon J. Andres, Wayne A. Anglace, Kristen E. Bartholdson, Adam H. Brown, Craig C. Dembek, Nikhil G. Lalvani, Paul A. Matlack, John P. McCarthy, D. Tysen Nutt Jr., and Robert A. Vogel Jr. serve as the Fund’s portfolio managers.
The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of November 30, 2018.  Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of November 30, 2018.
	Number of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Roger A. Early Registered Investment Companies	13	$19.5 billion	0	$0
Other Pooled Investment Vehicles	3	$721.5 million	0	$0
Other Accounts	45	$6.9 billion	0	$0

	Number of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Babak “Bob” Zenouzi Registered Investment Companies	9	$1.9 billion	0	$0
Other Pooled Investment Vehicles	4	$179.5 million	2	$116.4 million
Other Accounts	4	$285.0 million	0	$0
Damon J. Andres Registered Investment Companies	8	$1.6 billion	0	$0
Other Pooled Investment Vehicles	2	$63.1 million	0	$0
Other Accounts	3	$275.2 million	0	$0
Wayne A. Anglace Registered Investment Companies	4	$1.7 billion	0	$0
Other Pooled Investment Vehicles	5	$214.4 million	2	$116.4 million
Other Accounts	10	$93.4 million	0	$0
Kristen E. Bartholdson Registered Investment Companies	9	$16.7 billion	0	$0
Other Pooled Investment Vehicles	4	$1.1 billion	0	$0
Other Accounts	26	$6.0 billion	1	$1.5 billion
Adam H. Brown Registered Investment Companies	14	$16.6 billion	0	$0
Other Pooled Investment Vehicles	3	$354.4 million	0	$0
Other Accounts	4	$846.9 million	0	$0
Craig C. Dembek Registered Investment Companies	9	$2.4 billion	0	$0
Other Pooled Investment Vehicles	2	$116.4 million	2	$116.4 million
Other Accounts	0	$0	0	$0
Nikhil G. Lalvani Registered Investment Companies	9	$16.7 billion	0	$0
Other Pooled Investment Vehicles	4	$1.1 billion	0	$0
Other Accounts	26	$6.0 billion	1	$1.5 billion

	Number of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Paul A. Matlack Registered Investment Companies	10	$2.5 billion	0	$0
Other Pooled Investment Vehicles	2	$354.3 million	0	$0
Other Accounts	1	$104.5 million	0	$0
John P. McCarthy Registered Investment Companies	15	$17.9 billion	0	$0
Other Pooled Investment Vehicles	2	$335.9 million	0	$0
Other Accounts	4	$846.9 million	0	$0
D. Tysen Nutt Jr. Registered Investment Companies	10	$16.9 billion	0	$0
Other Pooled Investment Vehicles	5	$1.1 billion	0	$0
Other Accounts	26	$6.0 billion	1	$1.5 billion
Robert A. Vogel Jr. Registered Investment Companies	9	$16.7 billion	0	$0
Other Pooled Investment Vehicles	4	$1.1 billion	0	$0
Other Accounts	26	$6.0 billion	1	$1.5 billion

Description of Material Conflicts of Interest
Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Fund and the investment action for each such other fund or account and the Fund may differ.  For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security.  As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or the Fund.  Additionally, the management of multiple other funds or accounts may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Fund.  A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund.  The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate.  The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.
Three of the accounts managed by the portfolio managers as set forth in the table above have performance-based fees.  This compensation structure presents a potential conflict of interest because the portfolio managers have an incentive to manage these accounts so as to enhance performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee.  A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.
Compensation Structure

Each portfolio manager’s compensation consists of the following as of March 31, 2019:
Base Salary—Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.
Bonus—
U.S. Large Cap Value Equity — Each named portfolio manager is eligible to receive an annual cash bonus.  The bonus pool is determined by the revenues associated with the products a portfolio manager manages.  Macquarie Investment Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the "bonus pool" for the product.  Various members of the team have the ability to earn a percentage of the bonus pool.  The pool is allotted based on subjective factors and objective factors.  The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) (“Broadridge”) peer groups and the performance of institutional composites relative to the appropriate indices.  Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.
Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Global Listed Real Estate — Each named portfolio manager is eligible to receive an annual cash bonus.  The bonus pool is determined by the revenues associated with the products a portfolio manager manages.  Macquarie Investment Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the "bonus pool" for the product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share.  The pool is allotted based on subjective factors (50%) and objective factors (50%).  The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) (“Broadridge”) peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighed more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Fixed Income — An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors and objective factors. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the fund’s Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) (“Broadridge”) or Morningstar peer group percentile ranking on a 1-, 3-, and 5-year basis, with longer term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance database (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted; composite performance relative to the benchmark is also evaluated for the same time periods.  Incentives reach maximum potential at the top 25th-30th percentile. The remaining portion of the bonus is discretionary as determined by Macquarie Investment Management and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance.  Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Macquarie Investment Management Notional Investment Plan—A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within MIM Funds pursuant to the terms of the Macquarie Investment Management Notional Investment Plan.  The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).
Macquarie Group Employee Retained Equity Plan—A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity.  The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP.  Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).
Other Compensation—Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.
Portfolio Manager Securities Ownership
As of November 30, 2018, no portfolio managers beneficially owned shares of the Fund.
Code of Ethics
The Fund, the Manager, and the distributor (if any) have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions.  Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Fund, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC on the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  Copies of these Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
PROXY VOTING POLICIES AND PROCEDURES

The Fund has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Fund.  If and when proxies need to be voted on behalf of the Fund, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”).  The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.
In order to facilitate the actual process of voting proxies, the Fund has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Fund and other clients of the Manager and vote proxies generally in accordance with the Procedures.  The Committee is responsible for overseeing ISS’s proxy voting activities.  If a proxy has been voted for the Fund, ISS will create a record of the vote.  By no later than August 31 of each year, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.
The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted.  However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.
As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally votes for requests on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.
Because the Fund has delegated proxy voting to the Manager, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter.  However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest.  Most proxies that the Manager receives on behalf of the Fund are voted by ISS in accordance with the Procedures.  Because almost all of the Fund proxies are voted by ISS pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process.  In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager.

If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund.  The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Fund.
PORTFOLIO TRANSACTIONS AND BROKERAGE

The Manager selects broker/dealers to execute transactions on behalf of the Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service.  The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Fund.  Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the economic equivalent of a commission.  When a commission is paid, the Fund pays reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry.  In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.
During the fiscal years ended November 30, 2016, 2017, and 2018, the aggregate dollar amounts of brokerage commissions paid by the Fund were as follows: $22,608, $39,641, and $26,856, respectively.
Subject to applicable requirements, such as seeking best execution, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services.  These services may include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analysis; and providing portfolio performance evaluation and technical market analyses.  Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.
As provided in the Securities Exchange Act of 1934, as amended, and the Fund’s Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided.  Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Fund paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided.  In some instances, services may be provided to the Manager that constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process.  In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as a Fund is not disadvantaged, other than the potential for additional commissions/equivalents, portfolio transactions that generate commissions or their equivalent can be allocated to broker/dealers that provide services directly or indirectly to a Fund and/or to other Delaware Funds. Subject to best execution, commissions/equivalents allocated to brokers providing such services may or may not be generated by the funds receiving the service. In such instances, the commissions/equivalents would be used for the advantage of a Fund or other funds and not for the advantage of the Manager.
During the last fiscal year, the Fund did not engage in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services.
As of November 30, 2018, the Fund did not hold securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents.
The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will meet the requirement to seek best execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund.  When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker.  It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.
Consistent with FINRA rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.
The Fund has the authority to participate in a commission recapture program.  Under the program and subject to seeking best execution (as described in the first paragraph of this section), the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash.  Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Fund.  The Manager and its affiliates have previously acted, and may in the future act, as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program.  In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.
TAX MATTERS

The following is intended to be a general summary of certain tax consequences that may result to the Fund and its shareholders.  It is not intended as a complete discussion of all such tax consequences, nor does it purport to deal with all categories of investors.  Investors are therefore advised to consult with their tax advisers before making an investment in the Fund.  The summary is based on the laws in effect on the date of this SAI, which are subject to change.

These discussions assume that the Fund’s shareholders hold their Common Shares as capital assets for federal income tax purposes (generally, assets held for investment).  No attempt is made to present a detailed explanation of all federal income tax considerations affecting the Fund and its shareholders, and the discussions set forth herein and in the Prospectus do not constitute tax advice.  No ruling has been or will be sought from the IRS regarding any matter discussed herein. Counsel to the Fund has not rendered any legal opinion regarding any tax consequences relating to the Fund or its shareholders.  No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects summarized below. Shareholders must consult their own tax advisers regarding the federal income tax consequences of an investment in the Fund as well as state, local and foreign tax considerations and any proposed tax law changes.
The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code.  To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and diversification of its assets.
The Fund must derive in each taxable year at least 90% of its gross income from the following sources:  (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in clause (a) above (each, a “Qualified Publicly Traded Partnership” or “QPTP”) (the “Income Requirement”).
The Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships (the “Asset Diversification Test”).
If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders.  The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement.  The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders and designated as capital gain dividends.
To avoid a nondeductible 4% excise tax, the Fund will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), and (iii) any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary dividend income eligible for the reduced maximum rates for qualified dividend income.  In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.  Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.
Income from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.  Such taxes will not be deductible or creditable by shareholders. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
Certain non-corporate U.S. shareholders whose income exceeds certain thresholds will be required to pay a 3.8% Medicare tax on their net investment income, which includes dividends received from the Fund and capital gains from the sale or other disposition of the Common Shares.
The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses.  If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period.  An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change.  The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund.  Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
Distributions to Shareholders
Distributions of the Fund’s investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Common Shares.  Distributions of the Fund’s net capital gains designated as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time Common Shares have been held by such shareholders, whether paid in cash or reinvested in additional Common Shares. Distributions in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s Common Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such shareholder.
Current law provides for reduced federal income tax rates on (1) long-term capital gains received by individuals and certain other non-corporate taxpayers and (2) “qualified dividend income” received by individuals and certain other non-corporate taxpayers from certain domestic and foreign corporations.  Fund shareholders, as well as the Fund itself, must also satisfy certain holding period and other requirements in order for such reduced rates for “qualified dividend income” dividends to apply. Because the Fund intends to invest primarily in Senior Loans and other senior debt securities, ordinary income dividends paid by the Fund generally will not be eligible for the reduced rates applicable to “qualified dividend income” or the corporate dividends-received deduction.  To the extent that distributions from the Fund are designated as capital gain dividends, such distributions will be eligible for the reduced rates applicable to long-term capital gains.  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.
Under 2017 legislation commonly known as the Tax Cuts and Jobs Act “qualified  REIT dividends”  (i.e., ordinary  REIT dividends  other  than  capital  gain  dividends  and  portions  of  REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers.  Proposed regulations issued by the IRS enable the Fund to pass through the special character of “qualified  REIT dividends” to its shareholders, provided the shareholder meets certain holding period requirements with respect to their shares.
Shareholders receiving distributions in the form of additional Common Shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the Common Shares received, determined as of the distribution date.  The tax basis of such Common Shares will equal their fair market value on the distribution date.
Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year, will be treated as having been distributed by the Fund and received by the shareholders on the December 31st prior to the date of payment.  In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and generally treated as paid by the Fund (except for purposes of the nondeductible 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.
Sale of Common Shares
The sale or exchange of Common Shares in connection with a repurchase of shares, as well as certain other transfers, will be a taxable transaction for federal income tax purposes.  Except as discussed below, selling shareholders will generally recognize capital gain or capital loss in an amount equal to the difference between their adjusted tax basis in the Common Shares sold and the amount received.  Any loss recognized upon a taxable disposition of Common Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such Common Shares.  For purposes of determining whether Common Shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.
The sale of Common Shares pursuant to a repurchase offer will be a taxable transaction for federal income tax purposes, either as a “sale or exchange” or, under certain circumstances, as a “dividend.”  Under the Code, a sale of Common Shares pursuant to a repurchase offer generally will be treated as a sale or exchange if the receipt of cash by the shareholder:  (a) results in a “complete redemption” of the shareholder’s interest in the Fund, (b) is “substantially disproportionate” with respect to the shareholder or (c) is “not essentially equivalent to a dividend” with respect to the shareholder. In determining whether any of these tests has been met, Common Shares actually owned, as well as Common Shares considered to be owned by the shareholder by reason of certain constructive ownership rules set forth in the Code, generally must be taken into account.  If any of these three tests for sale or exchange treatment is met, a shareholder will recognize capital gain or capital loss equal to the difference between the amount of cash received by the shareholder pursuant to the repurchase offer and the tax basis of the Common Shares sold.
If none of the tests set forth in the Code is met, amounts received by a shareholder who sells Common Shares pursuant to the repurchase offer will be taxable to the shareholder as a “dividend” to the extent of such shareholder’s allocable share of the Fund’s current or accumulated earnings and profits.  No part of such a dividend would constitute “qualified dividend income” eligible for reduced federal income tax rates.  The excess of such amounts received over the portion that is taxable as a dividend would constitute a non-taxable return of capital (to the extent of the shareholder’s tax basis in the Common Shares sold pursuant to the repurchase offer). Any amounts in excess of the shareholder’s tax basis would constitute taxable gain.  Thus, a shareholder’s tax basis in the Common Shares sold will not reduce the amount of the dividend.  Any remaining tax basis in the Common Shares tendered to the Fund will be transferred to any remaining Common Shares held by such shareholder.
The Fund is required to report to shareholders and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and that are disposed of after that date.  However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.  When required to report cost basis, the Fund will calculate it using the Fund’s default method, unless the shareholder instructs the Fund to use a different calculation method.  For additional information regarding the Fund’s available cost basis reporting methods, including its default method, shareholders should contact the Fund.  If a shareholder holds their Fund shares through a broker (or other nominee), the shareholder should contact that broker (nominee) with respect to reporting of cost basis and available elections for their account.
Fund Transactions
Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues.  If the Fund purchases a debt obligation (such as a zero coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year.  Therefore, the Fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income.  These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
In general, option premiums received by the Fund are not immediately included in the income of the fund.  Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction).  If an option written by the Fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock.  Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock.  If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased.  The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction.  Thus, for example, if an option written by the Fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the fund on US exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”).  Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character.  Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.  Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivatives instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules).  These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities.  These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders.  Moreover, because the tax rules applicable to derivatives instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulation investment company and avoid a fund level tax.

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income.  If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company.  If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital.  In certain cases, the Fund may make an election to treat such gain or loss as capital.
A fund may invest in securities of foreign companies that may be classified under the Code as PFICs.  In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.  When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.  Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election.  If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to US federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders.  Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
A US REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a US REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the US REIT’s current and accumulated earnings and profits.  Capital gain dividends paid by a US REIT to the Fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity US REIT’s cash flow may exceed its taxable income.  The equity US REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a US REIT is operated in a manner that fails to qualify as a REIT, an investment in the US REIT would become subject to double taxation, meaning the taxable income of the US REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the US REIT’s current and accumulated earnings and profits.  Also, see, “Tax Treatment of Fund Transactions—Investment in taxable mortgage pools (excess inclusion income)” and “Non-US Investors—Investment in US real property” below with respect to certain other tax aspects of investing in US REITs.
While non-US REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-US REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-US REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-US REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.”  Additionally, foreign withholding taxes on distributions from the non-US REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund—Foreign income tax.”  Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-US REIT under rules similar to those in the US, which tax foreign persons on gain realized from dispositions of interests in US real estate.
Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a US REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events.  The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly.  In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate.  The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a US REIT.  It is unlikely that these rules will apply to the Fund that has a non-REIT strategy.
 For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a)

the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a regulated investment company.  Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP.  Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise, or withholding tax liabilities.
If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by the Fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs.  Further, because of these accelerated deductions, on the disposition of interests in such an MLP, the Fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement.  A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of the Fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income.  Therefore, to the extent the Fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.
Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes.  The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which the Fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.
While securities are loaned out by the Fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations.
Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest.  If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.  The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction.  In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption.  Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.  A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer.  Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of  the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.
Withholding on Payments to Non-U.S. Shareholders
For purposes of this and the following paragraphs, a “Non-U.S. Shareholder” shall include any shareholder that is not a partnership (or an entity treated as a partnership for U.S. federal income tax purposes) and who is not:
•	an individual who is a citizen or resident of the United States;
•	a corporation created or organized under the laws of the United States or any state thereof or the District of Columbia;
•	an estate, the income of which is subject to federal income taxation regardless of its source; or
•
a trust that (i) is subject to the primary supervision of a U.S. court and which has one or more U.S. fiduciaries who have the authority to control all substantial decisions of the trust, or (ii) has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

A Non-U.S. Shareholder generally will be subject to withholding of federal income tax at a 30% rate (or lower applicable treaty rate), rather than backup withholding (discussed below), on dividends from the Fund (other than capital gain dividends) that are not “effectively connected” with a U.S. trade or business carried on by such shareholder, provided that the shareholder furnishes to the Fund a properly completed IRS Form W-8BEN or IRS Form W-8BEN-E certifying the shareholder’s non-United States status.
If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a Non-US Shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:
•
capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and

•	interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.
Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Common Shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.  See “Backup Withholding” and “Information Reporting” below.

If income from the Fund or gains recognized from the sale of Common Shares are effectively connected with a Non-U.S. Shareholder’s U.S. trade or business, then such amounts will not be subject to the 30% withholding described above, but rather will be subject to federal income tax on a net basis at the tax rates applicable to U.S. citizens and residents or domestic corporations.  To establish that income from the Fund or gains recognized from the sale of Common Shares are effectively connected with a U.S. trade or business, a Non-U.S. Shareholder must provide the Fund with a properly completed IRS Form W-8ECI certifying that such amounts are effectively connected with the Non-U.S. Shareholder’s U.S. trade or business.  Non-U.S. Shareholders that are corporations may also be subject to an additional “branch profits tax” with respect to income from the Fund that is effectively connected with a U.S. trade or business.
The tax consequences to a Non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section.  To claim tax treaty benefits, Non-U.S. Shareholders will be required to provide the Fund with a properly completed IRS Form W-8BEN or IRS Form W-8BEN-E certifying their entitlement to the benefits.  In addition, in certain cases where payments are made to a Non-U.S. Shareholder that is a partnership or other pass-through entity, both the entity and the persons holding an interest in the entity will need to provide certification.  For example, an individual Non-U.S. Shareholder who holds Common Shares in the Fund through a non-U.S. partnership must provide an IRS Form W-8BEN or IRS Form W-8BEN-E to claim the benefits of an applicable tax treaty. Non-U.S. Shareholders are advised to consult their advisers with respect to the tax implications of purchasing, holding and disposing of Common Shares of the Fund.
Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on income dividends paid by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected).  The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Backup Withholding
The Fund may be required to withhold federal income tax (“backup withholding”) from dividends and proceeds from the repurchase of Common Shares paid to non-corporate shareholders.  This tax may be withheld from dividends paid to a shareholder (other than a Non-U.S. Shareholder that properly certifies its non-United States status) if (i) the shareholder fails to properly furnish the Fund with its correct taxpayer identification number, (ii) the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (iii) when required to do so, the shareholder fails to certify that the taxpayer identification number provided is correct, that the shareholder is not subject to backup withholding and that the shareholder is a U.S. person (as defined for federal income tax purposes). Repurchase proceeds may be subject to backup withholding under the circumstances described in (i) above.
Generally, dividends paid to Non-U.S. Shareholders that are subject to the 30% federal income tax withholding described above under “Withholding on Payments to Non-U.S. Shareholders” are not subject to backup withholding.  To avoid backup withholding on capital gain dividends and gross proceeds from the repurchase of Common Shares, Non-U.S. Shareholders must provide a properly completed IRS Form W-8BEN or IRS Form W-8BEN-E certifying their non-United States status.
Backup withholding is not an additional tax.  Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder’s federal income tax liability, if any, provided that the required information is furnished timely to the IRS.
Information Reporting
The Fund must report annually to the IRS and to each shareholder (other than a Non-U.S. Shareholder that properly certifies its non-United States status) the amount of dividends from investment company taxable income and capital gains and repurchase proceeds paid to such shareholder and the amount, if any, of tax withheld pursuant to backup withholding rules with respect to such amounts.  In the case of a Non-U.S. Shareholder, the Fund must report to the IRS and such Shareholder the amount of dividends from investment company taxable income and capital gains and repurchase proceeds paid that are subject to withholding (including backup withholding, if any) and the amount of tax withheld, if any, with respect to such amounts.  This information may also be made available to the tax authorities in the Non-U.S. Shareholder’s country of residence.
FINANCIAL STATEMENTS
The audited financial statements included in the annual report to the Fund’s shareholders for the fiscal year ended November 30, 2018, together with the report of [  ] for the Fund’s annual report, are incorporated herein by reference to the Fund’s annual report to shareholders.  All other portions of the annual and semiannual reports to shareholders are not incorporated herein by reference and are not part of the registration statement, the SAI, the Prospectus or any Prospectus Supplement.

APPENDIX A—DESCRIPTION OF RATINGS
Corporate Obligation Ratings
Moody’s Investment Grade
Aaa:  Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:  Bonds rated Aa are judged to be high quality and are subject to very low credit risk.
A:  Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.
Baa:  Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.
Moody’s Below Investment Grade
Ba:  Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:  Bonds rated B are considered speculative and are subject to high credit risk.
Caa:  Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:  Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:  Bonds rated C are the lowest rated class of bonds and are typically in default.  They have little prospect for recovery of principal or interest.
Note:  Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P®
The issue rating definitions are expressions in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.
Investment Grade
AAA:  This is the highest rating assigned by S&P to a debt obligation.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:  Obligations rated AA differ from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:  Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB:  Obligations rated BBB exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade
BB, B, CCC, CC, C:  Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB:  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B:  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC:  An obligation rated CC is currently highly vulnerable to nonpayment.
C:  A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment.  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.
D:  Obligations rated D are in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
r:  This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.
Short-Term Debt Ratings
Moody’s
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments.  These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted.  Moody’s employs the following designations to indicate the relative repayment capacity of rated issuers:
P-1 (Prime-1):  Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.
P-2 (Prime-2):  Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3):  Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.
NP:  Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P®
S&P’s ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  In the US, for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.
A-1:  This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2:  Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations.  However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3:  Issues carrying this designation exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PART C
(Delaware Investments® Dividend and Income Fund, Inc.)
File Nos. 033-[    ]/811-007460
OTHER INFORMATION

Item 25.	Financial Statements and Exhibits
(1)	Financial Statements.
Included in Part A: To be filed by pre-effective amendment.
Included in Part B: To be filed by pre-effective amendment.
(2)	Exhibits: The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:
	(a)	Copies of the charter as now in Effect.
(1) Executed Articles of Incorporation (February 1, 1993) attached as Exhibit No. EX-99.a.1.
(i) Executed Articles of Amendment and Restatement (February 16, 1993) attached as Exhibit No. EX-99.a.1.i.
(ii) Executed Articles of Amendment (November 28, 2001) to Articles of Incorporation attached as Exhibit No. EX-99.a.1.ii.
	(b)	Copies of the existing by-laws or instruments corresponding thereto.
(1) Amended and Restated By-Laws (November 15, 2006) incorporated by reference to Exhibit 77Q(1) of the Registrant’s Form N-SAR filed January 29, 2008.
(i) Amendment (2019) to By-Laws attached as Exhibit No. EX-99.b.1.i.
	(c)	Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant. Not applicable.
	(d)	Copies of the constituent instruments defining rights of security holders. None other than those contained in Exhibits (a) and (b).
	(e)	A copy of the document setting forth the Registrant’s dividend reinvestment plan, if any. Automatic Dividend Reinvestment Plan (November 2017) attached as Exhibit No. EX-99.e.
(f)
Copies of the constituent instruments defining the rights of the holders of long-term debt of all subsidiaries for which consolidated or unconsolidated financial statements are required to be filed.   Not Applicable.

	(g)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant.
(1)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust, formerly, Delaware Management Business Trust) and the Registrant incorporated by reference to Exhibit 77Q(1) of the Registrant’s Form N-SAR filed January 29, 2010.

(2)
Form of Sub-Advisory Agreement between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) attached as Exhibit No. EX-99.g.2.

(3)
Form of Sub-Advisory Agreement between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) attached as Exhibit No. EX-99.g.3.

(4)
Executed Sub-Advisory Agreement between Macquarie Funds Management Hong Kong and Delaware Management Company (a series of Macquarie Investment Management Business Trust) attached as Exhibit No. EX-99.g.4.

(h)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.
	(1)	Not applicable.
(i)
Copies of all bonus, profit sharing pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such.  Not applicable.

(j)
Copies of custodian agreements and depositary contracts entered into in conformance with Section 17(f) of the 1940 Act or rules thereunder with respect to securities and similar investments of the Registrant.

(1)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Exhibit (d)(7) of the Registrant’s Issuer Tender Offer Statement on Schedule TO filed on June 2, 2014.

(i)
Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference Exhibit (d)(7) of the Fund’s Issuer Tender Offer Statement on Schedule TO filed on June 1, 2015.

		(ii)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement attached as Exhibit No. EX-99.j.
(2)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to the Post-Effective Amendment No. 130 of Delaware Group Equity Funds II (“DGEF II”) filed on March 27, 2008.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated by reference to DGEF II’s Post-Effective Amendment No. 134 filed on March 30, 2011.
(ii)
Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to DGEF II’s Post-Effective Amendment No. 133 filed on March 30, 2010.

(k)	Copies of all other material contracts not made in the ordinary course of business that are to be performed in whole or in part at or after the date of filing the Registration Statement.
(1)
Transfer Agency Agreement with Computershare (successor by operation of law to Mellon Investor Services LLC) (December 8, 2000) and the Registrant incorporated into this filing by reference to Exhibit (d)(3) of the Fund’s Issuer Tender Offer Statement on Schedule TO, filed June 3, 2005.

(2)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Exhibit (d)(5) of the Fund’s Issuer Tender Offer Statement on Schedule TO filed June 2, 2014.

		(i)	Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement attached as Exhibit No. EX-99.k.2.i.

(3)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Exhibit (d)(6) of the Fund’s Issuer Tender Offer Statement on Schedule TO filed June 2, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Exhibit (d)(9) of the Fund’s Issuer Tender Offer Statement on Schedule TO filed June 1, 2015.

(ii) Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX-99.k.3.ii.
(l)
An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued, fully paid, and nonassessable.  To be filed by amendment.

(m)
If a non-resident director, officer, investment adviser, or expert named in the Registration Statement has executed a consent to service of process within the United States, a copy of that consent to service.  Not applicable.

(n)
Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the Registration Statement, and consents to the use of accountants reports relating to audited financial statements required by Section 7 of the 1933 Act.  Consent of Independent Registered Public Accounting Firm – To be filed by amendment.

(o)	All financial statements omitted from Items 8.6 or 24. Not applicable.
(p)
Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter, or initial stockholders and written assurance from the promoters or initial stockholders that their purchases were made for investment purposes without any present intention of reselling.  Not applicable.

(q)
Copies of the model plan used in the establishment of any retirement plan in conjunction with which the Registrant offers its securities, any instructions to it, and any other documents making up the model plan.  Not applicable.

(r)	Copies of any codes of ethics adopted under Rule 17j-1 under the 1940 Act and currently applicable to the Registrant.
	(1)	Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (October 1, 2013) attached as Exhibit No. EX-99.r.1.
	(2)	Code of Ethics for Macquarie Investment Management Europe Limited (“MIMEL”) (2017) attached as Exhibit No. EX-99.r.2.
	(3)	Code of Ethics for Macquarie Investment Management Global Limited (“MIMGL”) (June 2016) attached as Exhibit No. EX-99.r.3.
	(4)	Code of Ethics for Macquarie Funds Management Hong Kong (“MFMHK”) ( ) attached as Exhibit No. EX-99.r.4.
(s)	Other.
	(1)	Powers of Attorney (August 20, 2015) attached as Exhibit No. EX-99.s.1.
	(2)	Power of Attorney for Jerome D. Abernathy (December 19, 2018) attached as Exhibit No. EX-99.s.2.
	(3)	Power of Attorney for Christianna Wood (December 18, 2018) attached as Exhibit No. EX-99.s.3.

Item 26.	Marketing Arrangements. None other than that described under the captions “Plan of Distribution” and “Dividends and Distributions” in Part A to this Registration Statement.
Item 27.	Other Expenses of Issuance and Distribution. The following table sets for the estimated expenses to be incurred in connection with the offering described in this Registration Statement:
	Securities and Exchange Commission Registration Fees	$ *
	Rating Agency Fees	$ *
	Exchange Listing Fees	$ *
	Financial Industry Regulatory Fees	$ *
	Printing Expenses	$ *
	Postage	$ *
	Subscription Agent Fees	$ *
	Legal Fees	$ *
	Transfer Agent Fees	$ *
	Marketing Expenses	$ *
	Accounting Expenses	$ *
	Miscellaneous Expenses	$ *
	Total	$ *
*Estimated expenses to be filed by amendment.
Item 28.	Persons Controlled by or Under Common Control. None.
Item 29.	Number of Holders of Securities.
	(1)	(2)
	Title of Class	Number of Record Holders
	Common Shares	152 (as of February 15, 2019)
Item 30.	Indemnification. Article VI of the Amended and Restated By-Laws (November 15, 2006) incorporated into this filing by reference to Exhibit 77Q(1) of the Registrant’s Form N-SAR filed January 29, 2008.

Item 31.	Business and Other Connections of Investment Adviser.

Delaware Management Company (the “Manager”), a series of Macquarie Investment Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Funds® by Macquarie (the “Delaware Funds”) (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies.  In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Funds and Optimum Fund Trust.  A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Funds.

The description of the Manager under the caption “The Investment Manager” in Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of the Manager set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32108) is incorporated into this filing by reference.  The Manager, with the approval of the Registrant’s board of trustees, selects sub-advisers for the Registrant.  The following companies, all of which are registered investment advisers, serve as sub-advisers for the Funds of the Registrant.

MIMEL serves as a sub-advisor for the Registrant.  The description of MIMEL under the caption “Sub-advisors” in Part A to this Registration Statement is incorporated into this Part C by reference.  Information on the directors and officers of MIMEL set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-111954) is incorporated into this filing by reference.

MIMGL serves as a sub-advisor for the Registrant.  The description of MIMGL under the caption “Sub-advisors” in Part A to this Registration Statement is incorporated into this Part C by reference.  Information on the directors and officers of MIMGL set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-106854) is incorporated into this filing by reference.

MFMHK serves as a sub-advisor for the Registrant.  The description of MFMHK under the caption “Sub-advisors” in Part A to this Registration Statement is incorporated into this Part C by reference.  Information on the directors and officers of MFMHK set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-76257) is incorporated into this filing by reference.

Item 32.
Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities:  Delaware Management Company and Delaware Distributors, L.P. (2005 Market Street, Philadelphia, PA 19103-7094); Computershare, Inc., (480 Washington Boulevard, Jersey City, NJ  07310; BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (240 Greenwich Street, New York, NY 10286-0001).

Item 33.	Management Services. None.
Item 34.	Undertakings.

(1)
Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)	Not applicable.
(3)
If the securities being registered are to be offered to existing shareholders pursuant to warrants or rights, and any securities not taken by shareholders are to be reoffered to the public, the Registrant undertakes to supplement the prospectus, after the expiration of the subscription period, to set forth the results of the subscription offer, the transactions by underwriters during the subscription period, the amount of unsubscribed securities to be purchased by underwriters, and the terms of any subsequent reoffering thereof.  If any public offering by the underwriters of the securities being registered is to be made on terms differing from those set forth on the cover page of the prospectus, the Registrant further undertakes to file a post-effective amendment to set forth the terms of such offering.

(4)	Registrant hereby undertakes
	(a)	to file, during a period in which offers or sales are being made, a post-effective amendment to this Registration Statement:
		i.	to include any prospectus required by Section 10(a)(3) of the 1933 Act;
ii.
to reflect in the Prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement;

iii.
to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement; and

(b)
that for the purpose of determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

	(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;
(d)
that, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C:  Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness.  Provided, however, that no statement made in a registration statement or prospectus that is part of the registration or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

	(e)	Not applicable.
(5)	Registrant undertakes that:

(a)
For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)
For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)
Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 30th day of April 2019.
DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	April 30, 2019
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	April 30, 2019
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	April 30, 2019
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	April 30, 2019
Ann D. Borowiec

Joseph W. Chow	*	Trustee	April 30, 2019
Joseph W. Chow

John A. Fry	*	Trustee	April 30, 2019
John A. Fry

Lucinda S. Landreth	*	Trustee	April 30, 2019
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	April 30, 2019
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	April 30, 2019
Thomas K. Whitford

Christianna Wood	*	Trustee	April 30, 2019
Christianna Wood

Janet L. Yeomans	*	Trustee	April 30, 2019
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	April 30, 2019
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Investments® Dividend and Income Fund, Inc. N-2)

Exhibit No.	Exhibit
EX-99.a.1	Executed Articles of Incorporation (February 1, 1993)
EX-99.a.1.i	Executed Articles of Amendment and Restatement (February 16, 1993)
EX-99.a.1.ii	Executed Articles of Amendment (November 28, 2001) to Articles of Incorporation
EX-99.b.1.i	Amendment (2019) to By-Laws
EX-99.e	Automatic Dividend Reinvestment Plan (November 2017)
EX-99.g.2	Form of Sub-Advisory Agreement between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust)
EX-99.g.3	Form of Sub-Advisory Agreement between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust)
EX-99.g.4	Form of Executed Sub-Advisory Agreement between Macquarie Funds Management Hong Kong and Delaware Management Company (a series of Macquarie Investment Management Business Trust)
EX-99.j	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement
EX-99.k.2.i	Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement
EX-99.k.3.ii	Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement
EX-99.r.1	Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (October 1, 2013)
EX-99.r.2	Code of Ethics for Macquarie Investment Management Europe Limited (2017)
EX-99.r.3	Code of Ethics for Macquarie Investment Management Global Limited (June 2016)
EX-99.r.4	Code of Ethics for Macquarie Funds Management Hong Kong
EX-99.s.1	Powers of Attorney (August 20, 2015)
EX-99.s.2	Power of Attorney for Jerome D. Abernathy (December 19, 2018)
EX-99.s.3	Power of Attorney for Christianna Wood (December 18, 2018)